File No. 333-234030

811-23477

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 9  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 12  [X]

(Check appropriate box or boxes.)

BNY Mellon ETF Trust

(Exact Name of Registrant as Specified in Charter)

240 Greenwich Street, New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Deirdre Cunnane, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 __ immediately upon filing pursuant to paragraph (b)

 __ on _________ pursuant to paragraph (b)

 __ days after filing pursuant to paragraph (a)(1)

 __ on (date) pursuant to paragraph (a)(1)

 X 75 days after filing pursuant to paragraph (a)(2)

 __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 __ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the U.S. Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

BNY Mellon ETF Trust

Prospectus [__], 2021

BNY Mellon Concentrated International ETF
Ticker:

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Principal U.S. Listing Exchange:

Contents

Fund Summary

Fund Details

Goal and Approach

Investment Risks

Management

Distributor and Distribution and Service Plan

Additional Information

Additional Purchase and Sale Information

Portfolio Holdings Disclosure

Distributions

Additional Tax Information

General Information

Financial Highlights

For More Information

See back cover.

1

Fund Summary

Investment Objective

The fund seeks long-term total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses* (Expenses that you pay each year as a percentage of the value of your investment)
Management fees	TBD
Distribution and service (12b-1) fees	None
Other expenses[1]	TBD
Total annual fund operating expenses	TBD
[1] "Other expenses" are based on estimated amounts for the current fiscal year.
* The fund's management agreement provides that BNY Mellon ETF Investment Adviser, LLC (Adviser), the fund's investment adviser, will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program to be adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. The fund is new and does not yet have a portfolio turnover rate to disclose.

Principal Investment Strategy

To pursue its goal, the fund normally invests primarily in stocks of foreign companies located in developed markets. Examples of "developed markets" are Canada, Japan, Australia, Hong Kong and Western Europe. “Foreign companies” are companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection.

The fund invests principally in common stocks. The fund may invest in the securities of companies of any market capitalization. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors or located in particular regions or countries. As of the date of this Prospectus, the fund expects to invest a significant portion of its assets in securities of companies in the information technology, healthcare and industrials sectors. In addition, as of the date of this Prospectus, the fund expects to have significant exposure to securities of companies located in Europe, particularly France, and Japan.

2

The fund's sub-adviser, Walter Scott & Partners Limited (Walter Scott), an affiliate of the Adviser, seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund's portfolio from the bottom up through extensive fundamental research.

The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed analysis. As part of that analysis, Walter Scott considers all material opportunities and risks with respect to a company, financial and non-financial, and regularly engages with company management teams. Walter Scott first restates the company's income statement, flow of funds, and balance sheet to a cash basis, to understand the cash generating strengths of the company and thereby the company's ability to achieve self-financed growth so far as possible. Walter Scott then conducts a detailed investigation of the company's products, cost and pricing, competition and industry position and outlook. In assessing the valuation of an individual stock Walter Scott uses various measures, including price-to-earnings ratio versus growth rate, price-to-cash ratio and price-to-book ratio. Walter Scott invests the fund’s assets in reasonably valued stocks of companies exhibiting market leadership and long-term growth prospects, underpinned by strong management and sound operating practices. The fund typically invests in 25 to 30 companies. Geographic, sector and industry allocations, as well as allocations to stocks of companies with varying market capitalizations, are the result of, not part of, the investment process, because Walter Scott’s sole focus is on the analysis of and investment in individual companies.

The fund is non-diversified.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

•	Foreign investment risk. Because the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund's investments are focused in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.
•	Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
•	Market capitalization risk (small-, mid- and large-cap stock risk). To the extent the fund emphasizes investments in small-, mid- or large-cap stocks, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities affecting their business. To the extent the fund invests in small- and mid-cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. Smaller companies may have limited product lines, markets or financial resources, or may depend on a limited management group.
•	Growth stock risk. The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and
3

out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

•	Information technology companies risk. The information technology sector has been among the most volatile sectors of the stock market. Because the fund's investments are significantly exposed to companies in the information technology sector, its performance will be significantly affected by developments in that sector. Information technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain information technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled. The risks associated with information technology companies are magnified in the case of small-cap technology companies.
•	Healthcare companies risk. The healthcare sector is subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Companies in the healthcare sector can be significantly affected by product liability claims, pricing pressure, rapid obsolescence of products or services, and patent expirations.
•	Industrials companies risk. The industrial sector can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, exchange rates, import controls, worldwide competition, technological developments, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
•	Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown.
•	Management risk. The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.
•	European risk. As of the date of this Prospectus, the fund expects to invest significantly in the securities of issuers located in the European region. As a result, the fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests. Any adverse economic or political events in Europe may cause the fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (EU). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro, the default or threat of default by an EU member country on its sovereign debt, and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the Euro and/or withdraw from the EU, such as the U.K.’s formal exit on January 31, 2020, which could potentially have an adverse effect on the value of the fund’s investments. There is still considerable uncertainty relating to the potential consequences associated with the U.K.’s exit and whether the exit will increase the likelihood of other countries also departing the EU.
•	France risk. As of the date of this Prospectus, the fund expects to invest significantly in the securities of French companies. As a result, the fund will be subject to legal, regulatory, political, currency, security, and economic risks specific to France. Recently, concerns have emerged with respect to the economic outlook for certain EU countries, including France. As a result, the French economy has experienced significant volatility and adverse trends due to concerns about a prolonged economic downturn and rising government debt levels. The French economy is
4

dependent on agricultural exports, and as a result, is susceptible to fluctuations in demand for agricultural products.

•	Japan risk. As of the date of this Prospectus, the fund expects to invest significantly in the securities of Japanese companies. As a result, its performance will be influenced by political, social and economic factors affecting Japan. From the late 1990's, Japan's economic growth rate has remained relatively low compared to that of its Asian neighbors and other major developed economies. The economy is characterized by an aging demographic, a declining population, a large government debt and a highly regulated labor market. The Japanese economy is more dependent on international trade than the United States, and can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners.
•	Issuer risk. A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.
•	Country, companies, industry and market sector risk. The fund may be overweighted or underweighted relative to its benchmark index, the MSCI EAFE Index, in certain countries, companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive than the benchmark index to positive or negative developments affecting those countries, companies, industries or sectors.
•	Fluctuation of net asset value, share premiums and discounts risk. As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
•	Trading issues risk. Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.
•	New fund risk. The fund is newly organized with limited operating history and there can be no assurance that the fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.
•	Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

Since the fund does not have a full calendar year of operations, past performance information for the fund is not presented in this prospectus.  Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.im.bnymellon.com.

Portfolio Management

The fund's investment adviser is BNY Mellon ETF Investment Adviser, LLC and the fund's sub-adviser is Walter Scott, an affiliate of the Adviser.

Investment decisions for the fund have been made since the fund's inception in [____, 2021] by Walter Scott's Investment Team, which is overseen by Walter Scott's Investment Management Committee (IMC). Those on the Investment Team with the most significant responsibility for the day-to-day management of the fund are the individuals comprising the firm’s Investment Executive: Roy Leckie, a director of Walter Scott and co-chair of the IMC; Charlie Macquaker, a director of Walter Scott and co-chair of the IMC; and Jane Henderson, Managing Director of Walter Scott.

5

Purchase and Sale of Fund Shares

The fund will issue (or redeem) fund shares to certain institutional investors known as "Authorized Participants" (typically market makers or other broker-dealers) only in large blocks of fund shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the fund and/or cash.

Individual fund shares may only be purchased and sold on the [____] other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund shares trade at market prices rather than at net asset value (NAV), fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the "bid-ask spread"). When available, recent information regarding the fund's NAV, market price, premiums and discounts, and bid-ask spreads will be available at www.im.bnymellon.com.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, Retirement Plan or other U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase fund shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

6

Fund Details

Goal and Approach

The fund seeks long-term total return. The fund's investment objective may be changed by the fund's board without shareholder approval. To pursue its goal, the fund normally invests primarily in stocks of foreign companies located in developed markets. Examples of "developed markets" are Canada, Japan, Australia, Hong Kong and Western Europe. Foreign companies are companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection.

The fund invests principally in common stocks, but its equity investments also may include preferred stocks and real estate investment trusts (REITs). The fund may invest in the securities of companies of any market capitalization. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors or located in particular regions or countries. As of the date of this Prospectus, the fund expects to invest a significant portion of its assets in securities of companies in the information technology, healthcare and industrials sectors. In addition, as of the date of this Prospectus, the fund expects to have significant exposure to securities of companies located in Europe, particularly France, and Japan.

The fund's sub-adviser, Walter Scott, seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund's portfolio from the bottom up through extensive fundamental research.

The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed analysis. As part of that analysis, Walter Scott considers all material opportunities and risks with respect to a company, financial and non-financial, and regularly engages with company management teams. Walter Scott first restates the company's income statement, flow of funds, and balance sheet to a cash basis. This analysis assists Walter Scott in identifying the nature of the operating margin, working capital management and the profitability and financing model of the company. Core to the analysis is thorough understanding of the cash generating strengths of a company and thereby a company's ability to achieve self-financed growth so far as possible. If a company passes Walter Scott's stringent financial criteria, Walter Scott then conducts a detailed investigation of the company's products, cost and pricing, competition and industry position and outlook. Walter Scott will also typically meet with management of a company as part of the research process. The objective underlying all aspects of this extensive process is to understand whether the company has the ability to generate sustained growth in the future. In assessing the valuation of an individual stock Walter Scott uses various measures, including price-to-earnings ratio versus growth rate, price-to-cash ratio and price-to-book ratio. Walter Scott invests the fund’s assets in reasonably valued stocks of companies exhibiting market leadership and long-term growth prospects, underpinned by strong management and sound operating practices. The fund typically invests in a portfolio of 25 to 30 companies.

Geographic, sector and industry allocations, as well as allocations to stocks of companies with varying market capitalizations, are the result of, not part of, the investment process, because the investment team's sole focus is on the analysis of and investment in individual companies. Walter Scott does not use benchmark indices as a tool for active portfolio management. Traditional benchmark indices, however, may be helpful in measuring investment returns, and the fund's investment returns generally will be compared to those of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index. The MSCI EAFE® Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. While the MSCI EAFE® Index excludes stocks of Canadian companies, the fund may invest in such stocks. Although the fund's investments will be focused among the major developed markets of the world, excluding the United States, the fund may invest up to 20% of its assets in emerging markets.

Walter Scott believes that a patient investment approach is necessary to give the companies in which the fund invests an opportunity to realize their growth potential and to allow for compounding of returns. Accordingly, it is expected that the fund typically will maintain a low annual portfolio turnover rate.

Walter Scott typically sells a stock when it no longer possesses the characteristics that caused its purchase. A stock may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals.

7

Walter Scott may reduce the weighting of a stock held by the fund if it becomes overweighted as determined by Walter Scott.

Certain of the fund’s investments may be denominated in foreign currencies. It is expected that the currency exposure of the fund's portfolio will be unhedged to the U.S. dollar.

Although not a principal investment strategy, the fund may lend its portfolio securities to brokers, dealers and other financial institutions. Loans of portfolio securities may not exceed 33-1/3% of the value of the fund’s total assets.

Under adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding cash or investing, without limit, in U.S. Treasury securities or money market instruments. When this allocation happens, the fund may not achieve its investment objective.

The fund is non-diversified.

Investment Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

•	Foreign investment risk. Because the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund's investments are focused in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.
•	Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect the particular company, such as management performance, financial leverage and reduced demand for the company's products or services, or factors that affect the company's industry, such as labor shortages or increased production costs and competitive conditions within an industry.
•	Market capitalization risk (small-, mid- and large-cap stock risk). To the extent the fund emphasizes investments in small-, mid- or large-cap stocks, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities affecting their business. To the extent the fund invests in small- and mid-cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. Smaller companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund's investments will rise and fall based on investor perception rather than economic factors. Investments may be made in anticipation of future products, services or events whose delay or cancellation could cause the stock price to drop.
•	Growth stock risk. The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.
8

•	Information technology companies risk. The information technology sector has been among the most volatile sectors of the stock market. Because the fund's investments are significantly exposed to companies in the information technology sector, its performance will be significantly affected by developments in that sector. Information technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain information technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled. The risks associated with information technology companies are magnified in the case of small-cap technology companies.
•	Healthcare companies risk. The healthcare sector is subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the healthcare industries can be significantly affected by patent expirations, pricing pressure, and product liability claims.
•	Industrials companies risk. The industrials sector can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, exchange rates, import controls, worldwide competition, and technological developments. Companies in this sector also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
•	Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown.
•	Management risk. The investment process and techniques used by the fund's portfolio managers could fail to achieve the fund's investment goal, may cause your fund investment to lose value or may cause the fund to underperform other funds with similar investment goals.
•	European risk. As of the date of this Prospectus, the fund expects to invest significantly in the securities of issuers located in the European region. As a result, the fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests. Any adverse economic or political events in Europe may cause the fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (EU). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro, the default or threat of default by an EU member country on its sovereign debt, and recessions among European countries may have a significant adverse effect on the economies of other European countries. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. In addition, one or more countries may abandon the Euro and/or withdraw from the EU, such as the U.K.’s formal exit on January 31, 2020, which could potentially have an adverse effect on the value of the fund’s investments. There is still considerable uncertainty relating to the potential consequences associated with the U.K.’s exit and whether the exit will increase the likelihood of other countries also departing the EU.
•	France risk. As of the date of this Prospectus, the fund expects to invest a signficant portion of its assets in securities of French issuers. As a result, the fund will be subject to risks that are specific to France, including certain legal,
9

regulatory, political, economic, currency and security risks. Recently, concerns have emerged in relation to the economic health of the EU. These concerns have led to downward pressure the economies of certain EU member states, including France. Interest rates on France’s debt may rise to levels that make it difficult for it to service high debt levels without significant financial help from, among others, the European Central Bank and could potentially result in default. In addition, the French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France has been subject to acts of terrorism which has been detrimental to tourism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products.

•	Japan risk. As of the date of this Prospectus, the fund expects to invest a signficant portion of its assets in securities of Japanese issuers. As a result, its performance will be influenced by political, social and economic factors affecting Japan. From the late 1990's, Japan's economic growth rate has remained relatively low compared to that of its Asian neighbors and other major developed economies. The economy is characterized by an aging demographic, a declining population, a large government debt and a highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. The Japanese economy is more dependent on international trade than the United States, and can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners. Japan has a growing economic relationship with China and other Southeast Asian countries, and economic, political or social instability in those countries, whether resulting from country, regional or global events, could have an adverse affect on Japan's economy. The Japanese yen has fluctuated widely at times, and any material increase in its value may cause a decline in exports that could weaken the Japanese economy. Investments denominated in yen also are subject to the risk that the yen will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. Some of these factors, as well as other adverse political developments, increases in government debt, changes to fiscal, monetary or trade policies, and natural disasters, may affect Japanese markets and the fund's performance.
•	Issuer risk. A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.
•	Country, companies, industry and market sector risk. The fund may be overweighted or underweighted relative to its benchmark index, the MSCI EAFE Index, in certain countries, companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive than the benchmark index to positive or negative developments affecting those countries, companies, industries or sectors.
•	Fluctuation of net asset value, share premiums and discounts risk. The net asset value of fund shares will generally fluctuate with changes in the market value of the fund's securities holdings. The market prices of fund shares will generally fluctuate in accordance with changes in the fund's net asset value and supply and demand of fund shares on the exchange. It cannot be predicted whether fund shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for fund shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the underlying portfolio trading individually or in the aggregate at any point in time. The market prices of fund shares may deviate significantly from the net asset value of fund shares during periods of market volatility. However, given that fund shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of fund shares should not be sustained over long periods. While the creation/redemption feature is designed to make it likely that fund shares normally will trade close to the fund's net asset value, disruptions to creations and redemptions or market volatility may result in trading prices that differ significantly from the fund's net asset value. If an investor purchases fund shares at a time when the market price is at a premium to the net asset value of fund shares or sells at a time when the market price is at a discount to the net asset value of fund shares, then the investor may sustain losses.
•	Trading issues risk. Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. Similar to the shares of operating companies listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility in the trading price of the fund's shares. While the fund expects that
10

the ability of Authorized Participants to create and redeem fund shares at net asset value should be effective in reducing any such volatility, there is no guarantee that it will eliminate the volatility associated with such short sales. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.

•	New fund risk. The fund is newly organized with limited operating history. The fund has limited performance history for investors to evaluate and may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the fund will grow to or maintain an economically viable size, in which case the board of trustees may determine to liquidate the fund, which can be initiated without shareholder approval if the board determines it is in the best interest of shareholders. As a result, the timing of the fund's liquidation may not be favorable to certain individual shareholders.
•	Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

In addition to the principal risks described above, the fund is subject to the following additional risks that are not anticipated to be principal risks of investing in the fund:

•	Emerging market risk. The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies, potentially making prompt liquidation at an attractive price difficult. In addition, such securities may be below investment grade quality and predominantly speculative. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. There may be less information publicly available about an emerging market issuer than about a developed market issuer and/or the available information may be outdated or unreliable. In addition, emerging market issuers may not be subject to accounting, auditing, legal and financial reporting standards comparable to those in developed markets. Transaction settlement and dividend collection procedures also may be less reliable in emerging markets than in developed markets. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.
•	Authorized participants, market makers and liquidity providers risk. The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•	Cash transaction risk. To the extent the fund sells portfolio securities to meet some or all of a redemption request with cash, the fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. Additionally, the fund may incur additional brokerage costs related to buying and selling securities if it utilizes cash as part of a creation or redemption transaction than it would if the fund had transacted entirely in-kind.
•	Preferred stock risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.
•	REIT risk. Investments in REITs expose the fund to risks similar to investing directly in real estate. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such
11

loans. Hybrid REITs generally hold both ownership interests and mortgage interests in real estate. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act.

•	Costs of buying and selling shares risk. Investors buying or selling fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of fund shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for fund shares (the "bid" price) and the price at which an investor is willing to sell fund shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for fund shares based on trading volume and market liquidity, and is generally lower if fund shares have more trading volume and market liquidity and higher if fund shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling fund shares, including bid/ask spreads, frequent trading of fund shares may significantly reduce investment results and an investment in fund shares may not be advisable for investors who anticipate regularly making small investments.
•	Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. Liquidity can also decline unpredictably in response to overall economic conditions or credit tightening.
•	Securities lending risk. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.
•	Temporary investment risk. Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and/or money market securities, or hold cash. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund's investments may not be consistent with its principal investment strategy, and the fund may not achieve its investment objective.

Management

Investment Adviser

The investment adviser for the fund is BNY Mellon ETF Investment Adviser, LLC, 201 Washington Street, Boston, Massachusetts 02108. As of June 30, 2021, the Adviser managed approximately $[__] million in 8 fund portfolios. The fund will pay the Adviser a management fee at an annual rate of [TBD] of the value of the fund's average daily net assets.

The fund's management agreement provides that the Adviser will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program to be adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time.

The Adviser is an investment adviser registered with the SEC as such pursuant to the Investment Advisers Act of 1940. The Adviser is the primary ETF business, and a wholly-owned subsidiary, of BNY Mellon, a global investments company dedicated to helping its clients manage and service their financial assets throughout the investment lifecycle. Whether providing financial services for institutions, corporations or individual investors, BNY Mellon delivers informed investment management and investment services in [35] countries. BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. As of June 30, 2021, BNY Mellon has $[__] trillion in assets under custody and administration and $[__] trillion in assets under management. "BNY Mellon" is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon Investment Management is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon's affiliated investment

12

management firms, wealth management services and global distribution companies. Additional information is available at www.im.bnymellon.com.

The asset management philosophy of the Adviser is based on the belief that discipline and consistency are important to investment success. For each fund in the trust, the Adviser seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The Adviser has engaged its affiliate, Walter Scott & Partners Limited, located at One Charlotte Square, Edinburgh, Scotland, UK, to serve as the fund's sub-adviser. Walter Scott is a wholly owned subsidiary of BNY Mellon. As of June 30, 2021, Walter Scott had approximately $[__] billion in assets under management. Walter Scott, subject to the Adviser's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's investments.

A discussion regarding the basis for the board's approval of the fund's advisory agreements with the Adviser, and the sub-investment advisory agreements between the Adviser and Walter Scott on behalf of the fund, will be available in the fund's annual report for the period ended [October 31, 2021].

The Adviser has obtained from the SEC an exemptive order, upon which the fund may rely, to use a manager of managers approach that permits the Adviser , subject to certain conditions and approval by the fund's board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The exemptive order also relieves the fund from disclosing the sub-investment advisory fee paid by the Adviser to a sub-adviser in documents filed with the SEC and provided to shareholders. The fund is required to disclose (as a dollar amount and a percentage of the fund's assets) (1) the aggregate fees paid to the Adviser and any wholly-owned sub-adviser and (2) the aggregate fees paid to affiliated (i.e., less than wholly-owned) and unaffiliated sub-advisers. The Adviser has ultimate responsibility (subject to oversight by the fund's board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the fund's board. The fund's board, including a majority of the "non-interested" board members, must approve each new sub-adviser. In addition, the fund is required to provide shareholders with information about each new sub-adviser within 90 days of the hiring of any new sub-adviser.

Portfolio Managers

Investment decisions for the fund have been made since the fund's inception in [____, 2021] by Walter Scott's Investment Team, which is overseen by Walter Scott's Investment Management Committee (IMC). Those on the Investment Team with the most significant responsibility for the day-to-day management of the fund are the individuals comprising the firm’s Investment Executive (IE): Roy Leckie; Charlie Macquaker; and Jane Henderson. At Walter Scott investment decisions are made through a collective process. The Research team initiates the investment process and all buy recommendations need to withstand the scrutiny of the whole Research team. Through this intense, forensic examination and collective debate among the members of the Research team, high conviction decisions can be made. Once the Research team agrees to proceed with an investment proposal, that proposal is reviewed and ratified by the IE. A sell recommendation can be triggered by a single individual on the Research team with a well-researched dissenting argument. However, it is more common for the Research team to collectively recognize that the investment rationale for a stock has materially deteriorated or its valuation has appreciated to a level that can no longer be justified by the company’s fundamentals. Sell decisions do not require ratification by the IE, although the case for the sale will still be heard. Mr. Leckie is a director of Walter Scott and co-chair of the IMC. Mr. Macquaker is a director of Walter Scott and co-chair of the IMC. Ms. Henderson is Managing Director of Walter Scott. Mr. Leckie and Ms. Henderson have been employed by Walter Scott since 1995 and Mr. Macquaker has been employed by Walter Scott since 1991. All aspects of the investment and portfolio management processes are also formally overseen by the IMC, which includes all members of the IE as well as senior Research, Investment Operations, Client Service, Governance and Operations and Compliance staff.

The fund's Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

Code of Ethics

The fund, the Adviser, Walter Scott and BNY Mellon Securities Corporation (BNYMSC) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees is done in a manner that does not disadvantage the fund or other client accounts.

13

Distributor and Distribution and Service Plan

BNYMSC, a wholly-owned subsidiary of the BNY Mellon, serves as the fund's distributor. BNYMSC does not distribute fund shares in less than creation units, nor does it maintain a secondary market in fund shares. BNYMSC may enter into selected agreements with other broker-dealers or other qualified financial institutions for the sale of creation units of fund shares. BNYMSC also serves as distributor for other affiliated mutual funds.

The board of trustees of the trust has adopted a distribution and service plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for the fund. Under the Plan, the fund is authorized to pay fees in connection with the sale and distribution of its shares in an amount up to 0.25% of the fund's average daily net assets each year. No payments pursuant to the Plan will be made through at least the first twelve (12) months of operation. Additionally, the implementation of any such payments would have to be approved by the board prior to implementation. Because these fees would be paid out of the fund's assets on an ongoing basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more over time.

14

Additional Information

Additional Purchase and Sale Information

Fund shares are listed for secondary trading on the [_____] and individual fund shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. An exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell fund shares in the secondary market, you will pay the secondary market price for fund shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of fund shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the fund's net asset value, which is calculated at the end of each business day (normally 4:00 p.m. Eastern time). Fund shares will trade on an exchange at market prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of fund shares. The trading prices of fund shares may deviate significantly from the fund's net asset value during periods of market volatility. Given, however, that fund shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods. Each business day, the following information will be available at www.im.bnymellon.com with respect to the fund: (i) information for each portfolio holding that will form the basis of the next calculation of the fund's net asset value per fund share; (ii) the fund's net asset value per fund share, market price, and premium or discount, each as of the end of the prior business day; (iii) a table showing the number of days the fund's shares traded at a premium or discount during the most recently completed calendar year and the most recently completed calendar quarter since that year (or the life of the fund, if shorter); (iv) a line graph showing fund share premiums or discounts for the most recently completed calendar year and the most recently completed quarter since that year (or the life of the fund, if shorter); (v) the fund's median bid-ask spread over the last thirty calendar days (when available); and (vi) if during the past year the fund's premium or discount was greater than 2% for more than seven consecutive trading days, a statement that the fund's premium or discount, as applicable, was greater than 2% and a discussion of the factors that are reasonably believed to have materially contributed to the premium or discount.

[_____] will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (IOPV) relating to the fund. The IOPV calculations are estimates of the value of the fund's net asset value per fund share. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a "real-time" update of the net asset value per fund share. The IOPV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of the fund's actual portfolio at a particular point in time. Moreover, the IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IOPV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IOPV, takes into account fund expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IOPV. The IOPV price is based on quotes and closing prices from the securities' local market converted into U.S. dollars at the current currency rates and may not reflect events that occur subsequent to the local market's close. Therefore, the IOPV may not reflect the best possible valuation of the fund's current portfolio. Neither the fund nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The fund does not impose any restrictions on the frequency of purchases and redemptions; however, the fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the fund's investment strategy, or whether they would cause the fund to experience increased transaction costs. The board considered that, unlike traditional mutual funds, fund shares are issued and redeemed only in large quantities of shares known as Creation Units, available only from the fund directly, and that most trading in the fund occurs on exchanges at prevailing market prices and does not involve the fund directly. Given this structure, the board determined that it is unlikely that (a) market timing would be attempted by the fund's shareholders or (b) any attempts to market time the fund by shareholders would result in negative impact to the fund or its shareholders.

15

Portfolio Holdings Disclosure

The fund's portfolio holdings disclosure policy is described in the SAI. In addition, the identities and quantities of the securities held by the fund are disclosed on the fund's website, www.im.bnymellon.com.

Distributions

Each fund shareholder is entitled to his or her pro rata share of the fund's income and net realized gains on the fund's investments. The fund pays out substantially all of its net earnings to its shareholders as "distributions."

The fund may earn income dividends from stocks, interest from debt securities and, if participating, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to fund shareholders as "income dividend distributions." The fund will generally realize short-term capital gains or losses whenever it sells or exchanges assets held for one year or less. Net short-term capital gains will generally be treated as ordinary income when distributed to shareholders. The fund will generally realize long-term capital gains or losses whenever it sells or exchanges assets held for more than one year. Net capital gains (the excess of the fund's net long-term capital gains over its net short-term capital losses) are distributed to shareholders as "capital gain distributions."

Income dividend distributions, if any, for the fund are generally distributed to shareholders annually, but may vary significantly from period to period. Net capital gains for the fund are distributed at least annually. Dividends may be declared and paid more frequently or at any other time to improve to comply with the distribution requirements of the Code.

If you buy shares of the fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Distributions in cash may be reinvested automatically in additional whole fund shares only if the broker through whom you purchased fund shares makes such option available. Distributions which are reinvested will nevertheless be taxable to the same extent as if such distributions had not been reinvested (unless you are investing through an IRA, retirement plan or other U. S. tax-advantaged investment plan).

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to an investment in the fund. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the fund, or the tax consequences of an investment in the fund. An investment in the fund may have other tax implications. Please consult a tax advisor about the applicable federal, state, local, foreign or other tax laws. Investors, including non-U.S. investors, may wish to consult the SAI tax section for additional disclosure.

Tax Status of the Fund. The fund intends to elect and to qualify for the special tax treatment afforded a RIC under the Code. If the fund meets certain minimum distribution requirements, as a RIC it is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if the fund fails to qualify as a RIC or to meet minimum distribution requirements, it would result in fund-level taxation if certain relief provisions were not available, and consequently a reduction in income available for distribution to shareholders. Unless you are a tax-exempt entity or your investment in the fund's shares is made through a tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the fund makes distributions, you sell fund shares and you purchase or redeem Creation Units (institutional investors only).

Taxes on Distributions.

In general, distributions are subject to federal income tax when they are paid, whether the distributions are taken in cash or reinvested in the fund. The income dividends and short-term capital gains distributions received from the fund will be taxed as either ordinary income or qualified dividend income. Distributions from the fund's short-term capital gains are generally taxable as ordinary income. Subject to certain limitations, dividends that are reported by the fund as qualified dividend income are taxable to non-corporate shareholders at rates of up to 20%. Any distributions of the fund's net capital gains are taxable as long-term capital gain regardless of how long fund shares have been owned by an investor. Long-term capital gains are generally taxed to non-corporate shareholders at rates of up to 20%. Distributions in excess of the fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of the investor' basis in the fund's shares, and, in general, as capital gain thereafter.

In general, dividends may be reported by the fund as qualified dividend income if they are attributable to qualified dividend income received by the fund, which, in general, includes dividend income from taxable U.S. corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the United States or in

16

certain countries with a comprehensive tax treaty with the United States, and certain other foreign corporations if the stock with respect to which the dividend is paid is readily tradable on an established securities market in the United States), provided that the fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. A dividend generally will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held by the fund for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, for fewer than 91 days during the 181-day period beginning 90 days before such date. These holding period requirements will also apply to investor ownership of fund shares. Holding periods may be suspended for these purposes for stock that is hedged. The investment strategies of the fund may limit the ability of the fund to distribute dividends eligible to be treated as qualified dividend income. It is expected that dividends received by the fund from a REIT and distributed from the fund to a shareholder generally will not be treated as qualified dividend income. Additionally, income derived in connection with the fund's securities lending activities will not be treated as qualified dividend income.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their "net investment income," which includes taxable interest, dividends and certain capital gains (generally including capital gain distributions and capital gains realized upon the sale of fund shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the fund that are attributable to dividends received by the fund from U.S. corporations, subject to certain limitations. The fund anticipates that it will not be able to distribute dividends eligible for the dividends-received deduction for corporations.

Certain tax-exempt educational institutions will be subject to a 1.4% tax on net investment income. For these purposes, certain dividends and capital gain distributions, and certain gains from the disposition of fund shares (among other categories of income), are generally taken into account in computing a shareholder's net investment income.

If an investor lends his or her fund shares pursuant to securities lending arrangements, he or she may lose the ability to treat fund dividends (paid while the fund shares are held by the borrower) as qualified dividend income. Please consult a financial intermediary or tax advisor to discuss the particular circumstances.

Distributions paid in January, but declared by the fund in October, November or December of the previous year, payable to shareholders of record in such a month, may be taxable to an investor in the calendar year in which they were declared. The fund will inform shareholders of the amount of any ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

A distribution will reduce the fund's net asset value per fund share and may be taxable to a shareholder as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

The fund (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income, and net capital gain distributions shortly after the close of each calendar year.

Derivatives and Other Complex Securities. The fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect the fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the fund are treated as ordinary income or capital gain, accelerate the recognition of income to the fund and/or defer the fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by the fund. Additional information pertaining to the potential tax consequences to the fund, and to the shareholders, from the fund’s potential investment in in complex securities can be found in the SAI. Please consult a personal tax advisor regarding the application of these rules.

Foreign Currency Transactions. The fund's transactions in foreign currencies, foreign currency denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Income Taxes. Investment income received by the fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle the fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for the fund in advance since the amount of the assets to be invested within various countries is not known. If more than 50% of the total assets of the fund at the close of its taxable year consist of certain foreign stocks or securities, the fund may elect to "pass through" to shareholders certain foreign income taxes (including withholding taxes) paid by the fund. If the fund makes such an election, the shareholder will be considered to have received as an additional dividend his or her share of such foreign taxes, but the shareholder may be entitled to either a corresponding tax deduction in calculating his or her taxable income, or, subject to certain limitations, a credit in

17

calculating his or her federal income tax. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If the fund does not so elect, the fund will be entitled to claim a deduction for certain foreign taxes incurred by the fund. Under certain circumstances, if the fund receives a refund of foreign taxes paid in respect of a prior year, the value of fund shares could be reduced or any foreign tax credits or deductions passed through to shareholders in respect of the fund's foreign taxes for the current year could be reduced.

Real Estate Investment Trusts. The fund may invest in REITs. REITs in which the fund invests often do not provide complete and final tax information to the fund until after the time that the fund issues a tax reporting statement. As a result, the fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the fund (or your broker) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

"Qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the fund to its shareholders that are attributable to qualified REIT dividends received by the fund and which the fund properly reports as "section 199A dividends," are treated as "qualified REIT dividends" in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

Taxes on Exchange-Listed Share Sales. Any capital gain or loss realized upon a sale of fund shares is generally treated as long-term capital gain or loss if fund shares have been held for more than one year and as short-term capital gain or loss if fund shares have been held for one year or less, except that any capital loss on the sale of fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such fund shares.

Taxes on Creations and Redemptions of Creation Units. A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered plus any cash paid for the Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities and the amount of cash received. The Internal Revenue Service (IRS), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales" (for an Authorized Participant who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the applicable fund shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the applicable fund shares (or securities surrendered) have been held for one year or less.

When creating or redeeming Creation Units, a confirmation statement showing the number of fund shares purchased or sold and at what price will be sent.

The trust, on behalf of the fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the fund shares so ordered, own 80% or more of the outstanding shares of the fund and if, pursuant to Section 351 of the Code, the fund would have a basis in the securities different from the market value of the securities on the date of deposit. The trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the trust does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the fund shares so ordered, own 80% or more of the outstanding shares of the fund, the purchaser (or group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

If the fund redeems Creation Units in cash, it may bear additional costs and recognize more capital gains than it would if it redeems Creation Units in-kind.

Certain Tax-Exempt Investors. The fund, if investing in certain limited real estate investments, may be required to pass through certain "excess inclusion income" and other income as "unrelated business taxable income" (UBTI). Prior to

18

investing in the fund, tax-exempt investors sensitive to UBTI should consult their tax advisors regarding this issue and IRS pronouncements addressing the treatment of such income in the hands of such investors.

Investments in Certain Foreign Corporations: The fund may invest in foreign entities classified as passive foreign investment companies or "PFICs" or controlled foreign corporations or "CFCs" under the Code. PFIC and CFC investments are subject to complex rules that may under certain circumstances adversely affect the fund. Accordingly, investors should consult their own tax advisors and carefully consider the tax consequences of PFIC and CFC investments by the fund before making an investment in the fund. Fund dividends attributable to dividends received from PFICs generally will not be treated as qualified dividend income. Additional information pertaining to the potential tax consequences to the fund, and to the shareholders, from the fund’s potential investment in PFICs and CFCs can be found in the SAI.

Non-U.S. Investors. Ordinary income dividends paid by the fund to shareholders who are non-resident aliens or foreign entities will generally be subject to a 30% U.S. withholding tax (other than distributions reported by the fund as interest-related dividends and short-term capital gain dividends), unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. In general, the fund may report interest-related dividends to the extent of its net income derived from U.S.-source interest, and the fund may report short-term capital gain dividends to the extent its net short-term capital gain for the taxable year exceeds its net long-term capital loss. Gains on the sale of fund shares and dividends that are, in each case, effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates.

Unless certain non-U.S. entities that hold fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Backup Withholding. The fund will be required in certain cases to withhold (as "backup withholding") on amounts payable to any shareholder who (1) has provided the fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) has failed to certify to the fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Tax Issues. The fund may be subject to tax in certain states where the fund does business (or is treated as doing business as a result of its investments). Furthermore, in those states which have income tax laws, the tax treatment of the fund and of fund shareholders with respect to distributions by the fund may differ from federal tax treatment.

The foregoing discussion summarizes some of the consequences under current federal income tax law of an investment in the fund. It is not a substitute for personal tax advice. Consult a personal tax advisor about the potential tax consequences of an investment in the fund under all applicable tax laws.

General Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the fund. Registered investment companies are permitted to invest in the fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions as set forth in an SEC exemptive order issued to the trust, including that such investment companies enter into an agreement with the fund. This order will be rescinded by the SEC on January 19, 2022. However, effective January 19, 2021, new Rule 12d1-4 permits other investment companies to invest in the fund beyond the limits in Section 12(d)(1), subject to similar conditions.

19

Financial Highlights

Because the fund has not commenced operations prior to the date of this prospectus, financial highlights are not available.

For More Information

BNY Mellon Concentrated International ETF

More information on the fund is available free upon request, including the following:

Annual/Semiannual Report

The fund's annual and semiannual reports describe the fund's performance, list portfolio holdings and contain a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the period covered by the report. The fund's most recent annual and semiannual reports will be available at www.im.bnymellon.com.

Statement of Additional Information (SAI)

The SAI provides more details about the fund and its policies. A current SAI is available at www.im.bnymellon.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (and is legally considered part of this prospectus).

Portfolio Holdings

BNY Mellon ETF Trust discloses, at www.im.bnymellon.com, the identities and quantities of the securities held by the fund. A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

To Obtain Information

By telephone. Call 1-833-ETF-BNYM (383-2696) (inside the U.S. only)

By mail.
BNY Mellon ETF Trust
240 Greenwich Street

New York, New York 10286

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: The EDGAR Database at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

BNY Mellon ETF Trust: www.im.bnymellon.com

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

No person has been authorized to give any information or to make any representations other than those contained in this prospectus in connection with the offer of shares of the fund, and, if given or made, the information or representations must not be relied upon as having been authorized by the trust or the fund. Neither the delivery of this prospectus nor any sale of shares of the fund shall under any circumstance imply that the information contained herein is correct as of any date after the date of this prospectus.

Dealers effecting transactions in shares of the fund, whether or not participating in this distribution, are generally required to deliver a prospectus. This is in addition to any obligation of dealers to deliver a prospectus when acting as underwriters.

© 2021 BNY Mellon Securities Corporation

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the U.S. Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

STATEMENT OF ADDITIONAL INFORMATION

[        ], 2021

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the current prospectus of BNY Mellon Concentrated International ETF (the "fund"), a series of BNY Mellon ETF Trust (the "Trust"), as such prospectus may be revised from time to time. To obtain a copy of the fund’s prospectus, please call your financial adviser, or write to the fund at 240 Greenwich Street, New York, New York 10286, visit at www.im.bnymellon.com, or call 1-833-ETF-BNYM (383-2696) (inside the U.S. only).

Capitalized but undefined terms used in this SAI are defined in the Glossary at the end of this SAI.

The fund's Principal U.S. Listing Exchange: [____]

The fund's Ticker: [___]

TABLE OF CONTENTS
PART I……………………………………………………………………………………………………………
BOARD INFORMATION	I-
Information About Each Board Member’s Experience, Qualifications, Attributes or Skills………………	I-
Committee Meetings…………………………………………………………………………………………	I-
Board Members’ Fund Share Ownership…………………………………………………………………….	I-
Board Members’ Compensation……………………………………………………………………………...	I-
OFFICERS	I-
CERTAIN PORTFOLIO MANAGER INFORMATION…………………………………………………….	I-
ADVISER’S AND SUB-ADVISER’S COMPENSATION; COMPLIANCE SERVICES………………….	I
Adviser’s Compensation……………………………………………………………………………………..	I-
Sub-Adviser’s Compensation………………………………………………………………………………...	I-
Compliance Services…………………………………………………………………………………………	I-
SECURITIES LENDING ACTIVITIES………………………………………………………………………	I-
OFFERING PRICE…………………………………………………………………………………………….	I-
CONTINUOUS OFFERING……………………………………………………………………………………	I-
EXCHANGE LISTING AND TRADING……………………………………………………………………...	I-
BOOK ENTRY ONLY SYSTEM………………………………………………………………………………	I-
SECURITIES OF REGULAR BROKERS OR DEALERS………………………………………………….	I-
COMMISSIONS…………………………………………………………………………………………………	I-
PORTFOLIO TURNOVER VARIATION…………………………………………………………………….	I-
SHARE OWNERSHIP………………………………………………………………………………………….	I
PART II…………………………………………………………………………………………………………..
PURCHASE AND REDEMPTION OF CREATION UNITS………………………………………………..	II-
INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS…………………………………………….	II-
INVESTMENT RESTRICTIONS……………………………………………………………………………...	II-
Fundamental Policies………………………………………………………………………………………...	II-
Other Investment Restriction Policies………………………………………………………………………..	II-
Investment Objective………………………………………………………………………………………...	II-
Funds-of-Funds………………………………………………………………………………………………	II-
INFORMATION ABOUT THE FUND'S ORGANIZATION AND STRUCTURE………………………...	II
CERTAIN EXPENSE ARRANGEMENTS……………………………………………………………………	II
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM……………………..	II
PART III………………………………………………………………………………………………………….
ADDITIONAL INFORMATION ABOUT BUYING AND SELLING SHARES…………………………...	II
1

Frequent Purchases and Exchanges…………………………………………………………………………..	II
INFORMATION ABOUT SHAREHOLDER SERVICES…………………………………………………...	II
INFORMATION ABOUT DISTRIBUTION AND SERVICE PLANS……………………………………...	II
ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS…………………………………………………………………………….	II
Stocks…………………………………………………………………………………………………………	III
Common Stock……………………………………………………………………………………………….	III
Preferred Stock……………………………………………………………………………………………….	III
Tracking Stock………………………………………………………………………………………………..	III
Convertible Securities………………………………………………………………………………………...	III
Warrants and Stock Purchase Rights…………………………………………………………………………	III
Real Estate Investment Trusts (“REITs”)…………………………………………………………………….	III
Money Market Instruments…………………………………………………………………………………..	III
Bank Obligations……………………………………………………………………………………………..	III
Repurchase Agreements……………………………………………………………………………………...	III
Commercial Paper……………………………………………………………………………………………	III
Foreign Securities…………………………………………………………………………………………….	III
Investing in Europe…………………………………………………………………………………………...	III
Investing in France…………………………………………………………………………………………...	III
Investing in Japan…………………………………………………………………………………………….	III
Emerging Markets……………………………………………………………………………………………	III
Depositary Receipts and New York Shares…………………………………………………………………..	III
Investment Companies……………………………………………………………………………………….	III
Exchange-Traded Funds and Similar Exchange-Traded Products (“ETFs”)………………………………...	III
Foreign Currency Transactions………………………………………………………………………………	III
Short-Selling………………………………………………………………………………………………….	III
Borrowing Money…………………………………………………………………………………………….	III
Illiquid Investments…………………………………………………………………………………………..	III
Section 4(a)(2) Paper and Rule 144A Securities……………………………………………………………..	III
Non-Diversified Status……………………………………………………………………………………….	III
Cybersecurity Risk…………………………………………………………………………………………...	III
Recent Market and Economic Developments………………………………………………………………..	III
ADDITIONAL INFORMATION ABOUT THE BOARD……………………………………………………	III
Board Oversight Role in Management……………………………………………………………………….	III
Board Composition and Leadership Structure………………………………………………………………..	III
Additional Information About the Board and its Committees……………………………………………….	III
MANAGEMENT ARRANGEMENTS…………………………………………………………………………	III
2

The Adviser…………………………………………………………………………………………………..	III
Sub-Adviser…………………………………………………………………………………………………..	III
Portfolio Managers and Portfolio Manager Compensation…………………………………………………..	III
Certain Conflicts of Interest with Other Accounts…………………………………………………………...	III
Code of Ethics………………………………………………………………………………………………..	III
Distributor…………………………………………………………………………………………………….	III
Service Agents………………………………………………………………………………………………..	III
Transfer Agent and Custodian………………………………………………………………………………..	III
Annual Anti-Money Laundering Program Review…………………………………………………………..	III
Fund's Compliance Policies and Procedures…………………………………………………………………	III
Combined Prospectuses………………………………………………………………………………………	III
Escheatment…………………………………………………………………………………………………	III
DETERMINATION OF NAV…………………………………………………………………………………..	III
Valuation of Portfolio Securities……………………………………………………………………………..	III
Calculation of NAV…………………………………………………………………………………………..	III
Expense Allocations………………………………………………………………………………………….	III
Exchange and Transfer Agent Closings……………………………………………………………………...	III
ADDITIONAL INFORMATION ABOUT DIVIDENDS AND DISTRIBUTIONS………………………...	III
CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS…………………………...	III
Taxation of the Fund………………………………………………………………………………………….	III
Taxation of Shareholders – Distributions…………………………………………………………………….	III
Taxation of Shareholders – Sale of Shares…………………………………………………………………...	III
Cost Basis Reporting…………………………………………………………………………………………	III
Taxation of Fund Investments………………………………………………………………………………..	III
Tax-Exempt Shareholders……………………………………………………………………………………	III
Foreign Shareholders…………………………………………………………………………………………	III
Backup Withholding………………………………………………………………………………………….	III
Creation Units………………………………………………………………………………………………...	III
Certain Potential Tax Reporting Requirements………………………………………………………………	III
State Tax Matters……………………………………………………………………………………………..	III
PORTFOLIO TRANSACTIONS……………………………………………………………………………….	III
Trading the Fund's Portfolio Securities………………………………………………………………………	III
Soft Dollars…………………………………………………………………………………………………	III
DISCLOSURE OF PORTFOLIO HOLDINGS……………………………………………………………….	III
Policy on Disclosure of Portfolio Holdings…………………………………………………………………..	III
SUMMARY OF THE PROXY VOTING POLICY AND PROCEDURES…………………………………	III
Delegation of Proxy Voting Responsibility and Adoption of Proxy Voting Procedures……………………	III
3

Proxy Voting Operations……………………………………………………………………………………..	III
Policies and Procedures; Oversight…………………………………………………………………………..	III
Review of Proxy Voting……………………………………………………………………………………...	III
Availability of Fund Proxy Voting Records………………………………………………………………….	III
Voting Proxies of Designated BHCs…………………………………………………………………………	III
BNY Mellon Proxy Conflicts Policy…………………………………………………………………………	III
ADDITIONAL INFORMATON ABOUT THE FUND'S STRUCTURE; FUND SHARES AND VOTING RIGHTS……………………………………………………………………………….	III
Massachusetts Business Trusts……………………………………………………………………………….	III
Fund Shares and Voting Rights………………………………………………………………………………	III
LOCAL MARKET HOLIDAY SCHEDULES………………………………………………………………...	III
FINANCIAL STATEMENTS…………………………………………………………………………………..	III
GLOSSARY………………………………………………………………………………………………………	III
APPENDX A: PROXY VOTING POLICIES AND PROCEDURES OF WALTER SCOTT…………………………………………………………….	III

4

PART I

BOARD INFORMATION

Information About Each Board Member’s Experience, Qualifications, Attributes or Skills

Board members for the fund, together with information as to their positions with the fund, principal occupations and other board memberships during the past five years, are shown below. All of the board members are Independent Board Members. The address of each board member is 240 Greenwich Street, New York, New York 10286.

Name (Age) Position	Year Joining the Board	Principal Occupation During Past 5 Years	Number of Investment Companies in Fund Complex[2] Overseen by Trustee	Other Public Company Board Memberships During Past 5 Years
J. Charles Cardona (65) Chairman of the Board[1]	2020	Mutual fund director and trustee (since 2014); President and a Director of BNY Mellon Investment Adviser, Inc. (f/k/a The Dreyfus Corporation) (“BNYMIA”) (until 2016); Chief Executive Officer of Dreyfus Cash Investment Strategies, a division of BNYMIA (until 2016); Chairman of the Distributor (until 2016).	32	BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019 – 2021); BNY Mellon Family of Funds, Interested Director (2014 – 2018), Independent Director (2019 – Present).
Kristen M. Dickey (61) Board Member[1]	2020	Independent board director of Marstone, Inc., a financial technology company (since 2018); Lead non-executive director for Aperture Investors, LLC, an investment management firm (since 2018); Managing Director— Global Head of Index Strategy at BlackRock, Inc. (until 2017).	8	N/A
F. Jack Liebau, Jr. (57) Board Member1	2020	Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020); Corporate director (since 2015); President and Chief Executive Officer at Roundwood Asset Management (until 2015).	8	Myers Industries, an industrial company, Director (2015 – Present; Chairman 2016 – Present); Pep Boys an automotive aftermarket retailer, Director (2015-2016).
Jill I. Mavro (49) Board Member[1]	2020	Managing Director at CapWGlobal, LLC, a financial technology consulting company (since 2020); Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing Director, Head of Strategic Relationships and Member of SPDR Executive Committee at State Street Global Advisors (until 2018); Interested Trustee on the Board of Sectoral Asset Management (2013-2015).	8	N/A
1

Kevin W. Quinn (62) Board Member[1]	2020	Partner at PricewaterhouseCoopers, LLC (until 2019)	8	N/A
Stacy L. Schaus (61) Board Member[1]	2020	Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (since 2019); Executive Vice President – Defined Contribution Practice Founder at PIMCO Investment Management (until 2018).	8	N/A

1 Serves on the board’s audit committee and nominating committee.

2 Represents the number of separate portfolios comprising the investment companies in the “Fund Complex,” including the fund, for which the board member served as of the date of this SAI. “Fund complex” comprises registered investment companies for which the Adviser or an affiliate of the Adviser serves as investment adviser.

Additional information about each board member follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each board member possesses which the board believes has prepared them to be effective board members. The board believes that the significance of each board member’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one board member may not have the same value for another) and that these factors are best evaluated at the board level, with no single board member, or particular factor, being indicative of board effectiveness. However, the board believes that board members need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a board member’s educational background; business, professional training or practice (e.g., medicine, accounting or law), public service or academic positions; experience from service as a board member or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences.

•	J. Charles Cardona – Mr. Cardona has served as the Chairman of the Board for the funds in the BNY Mellon ETF Trust since 2020. He currently also serves as an independent board member for certain funds in the BNY Mellon Family of Funds. Mr. Cardona was the President and a Director of BNY Mellon Investment Adviser, Inc. (f/k/a The Dreyfus Corporation) ("BNYMIA"), an affiliate of the Adviser, and the Chief Executive Officer of Dreyfus Cash Investment Strategies, a division of BNYMIA, until he retired in 2016. From 2013 to 2016, Mr. Cardona served as Chairman of the Distributor, and he previously served as an Executive Vice President of the Distributor from 1997 to 2013. He also served as President of the Institutional Services Division of the Distributor. He joined the Institutional Services Division in 1985 with management responsibility for all Institutional Operations and Client Service units. Prior to joining the Institutional Services Division, he served as Assistant Director of Sales and Services in the Dreyfus Retail Division of the Distributor, which he joined in 1981.
2

•	Kristen M. Dickey – Ms. Dickey’s career spans over 20 years of experience in the investment management industry, before her retirement in 2017. She served in various roles at BlackRock, Inc. over the course of her career, including as Managing Director—Global Head of Index Strategy from 2014 to 2017, Managing Director—Head of Corporate Investor Relations from 2012 to 2014 and Managing Director—Global Head of Financial Institutions Group from 1996 to 2011. Ms. Dickey has served as the lead non-executive director for Aperture Investors, LLC, an investment management firm, since 2018. She has also served as an independent board director of Marstone, Inc., a financial technology company, since 2018. Ms. Dickey has served as a trustee for the New York City park nonprofits Friends of the High Line from 2006, where she is also the head of the investment committee, and the Battery Conservancy, where she is also the treasurer, since 2005 and 2011, respectively. She has served as an advisory board member for the nonprofits Girls Who Invest and the Council for Economic Education since 2018 and 2017, respectively.
•	F. Jack Liebau, Jr. – Mr. Liebau has over 30 years of experience in the investment management industry. He has served in various roles over the course of his career, including as a partner, portfolio manager and head of compliance at Primecap Management Co. from 1986 to 2003, president, portfolio manager and head of compliance at Liebau Asset Management from 2003 to 2011, portfolio manager and partner at Davis Advisors from 2011 to 2013, President and Chief Executive Officer at Roundwood Asset Management from 2013 to 2015, a private investor and corporate director since 2015 and a Managing Director at Beach Investment Counsel since 2020. Mr. Liebau has served as a board member of numerous organizations, including as a director of media company Media General from 2008 to 2009, a director of defense firm Herley Industries from 2010 to 2011, a corporate director of automotive aftermarket retailer Pep Boys from 2015 to 2016, a director of industrial company Myers Industries from 2015 to present and the Chairman of the Board from 2016 to present, the Non-Executive Chairman of the Board of information technology and investigations firm Special Investigations Limited Company from 2017 to present, and independent director of S3 Software, an unlisted software company serving media companies, from 2020 to present.
•	Jill I. Mavro – Ms. Mavro gained over 23 years of experience in the asset management industry before her retirement in 2018. She served in various roles at State Street Global Advisors over the course of her career, including as an associate and principal in the asset servicing division from 1995 to 1997, a principal and vice president in the asset management division from 1997 to 2002, a vice president and sales manager from 2002 to 2004, Vice President—Head of National Accounts from 2004 to 2012, Managing Director—Head of Strategic Relationships from 2012 to 2016 and Senior Managing Director—Head of Strategic Relationships from 2016 to 2018. Ms. Mavro has served as a Managing Director at CapWGlobal, LLC since 2020. Ms. Mavro has served as a board member of several organizations, including as a board member of Sectoral Asset Management from 2013 to 2015, a member of the Overseers Board of Beth Israel Deaconess Medical Center from 2014 to present, a board member of nonprofit Women in ETFs, Inc. from 2013 to present and a member of the SPDR Executive Committee at State Street Global Advisors from 2014 to 2018.
•	Kevin W. Quinn – Mr. Quinn gained over 35 years of experience in the audit, tax and accounting field before his retirement in 2019. He served as a partner at PricewaterhouseCoopers, LLC from 1997 to 2019. He is a Certified Public Accountant and holds the Chartered Financial Analyst designation from the CFA Institute. Mr. Quinn has also served as trustee as part of the Catholic Charities – Archdiocese of Boston, MA from 2001-2013, Mutual Funds Against Cancer from 2003-2008 and INROADS, an organization that seeks to promote ethnic and racial diversity in the corporate workplace, from 1997-2000.

•	Stacy L. Schaus – Ms. Schaus has over 37 years of experience in the financial and investment management industries. She served as a vice president at Merrill Lynch Capital Markets from 1981 to 1989, as the founder and Chief Executive Officer/Chief Operating Officer of Hewitt Financial Services, a registered investment adviser and brokerage, from 1992 to 2006, as the President of the Hewitt Series Trust from 1992 to 2006, as Executive Vice President—Defined Contribution Practice Founder at PIMCO Investment Management from 2006 to 2018, and has served as the founder and Chief Executive Officer of the Schaus Group LLC, a consulting firm, since 2019. Ms. Schaus has served as a board member of several organizations, including as a board member of the nonprofit Financial Planning Association from 2005 to 2007, the founder and chairwoman of the nonprofit Defined Contribution Institutional Investment Association from 2010 to 2012 and the chairwoman of the nonprofit Employee Benefit Research Institute from 2018 to present. She has served as a
3

member of the financial technology committee of the nonprofit Society of Actuaries and as an advisory board member of A&P Capital, a consulting firm, each since 2019.

Committee Meetings

The board has the following standing committees: audit committee and nominating committee. The board has also established a valuation committee composed of officers noted in the “Officers” table below. Because the fund has not commenced operations as of the date of this SAI, there have been no committee meetings with respect to the fund.

Board Members’ Fund Share Ownership

The fund has not commenced operations as of the date of this SAI and therefore, as of the date of this SAI, no board member owned any shares in the fund.

As of December 31, 2020, none of the independent board members or their immediate family members owned securities of the Adviser, any Sub-Advisers, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser, any Sub-Advisers or the Distributor.

Board Members’ Compensation

The Independent Board Members are not compensated directly by the fund. The Independent Board Members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund. The Independent Board Members are also reimbursed for their covered expenses.

The below is an estimate of the aggregate amount of fees to be paid to each current Independent Board Member for the fund's first fiscal period ending October 31, 2021.

Name of Independent Board Member	Aggregate Compensation from the Trust(1)	Pension of Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund and Fund Complex Paid to Independent Board Members (1)(2)
J. Charles Cardona	$ [ ]	N/A	N/A	$ [ ]
Kristen M. Dickey	$ [ ]	N/A	N/A	$ [ ]
F. Jack Liebau, Jr.	$ [ ]	N/A	N/A	$ [ ]
Jill I. Mavro	$ [ ]	N/A	N/A	$ [ ]
Kevin W. Quinn	$ [ ]	N/A	N/A	$ [ ]
Stacy L. Schaus	$ [ ]	N/A	N/A	$ [ ]
(1)	Represents an estimate of the aggregate amount of fees to be paid to each current Independent Board Member for the fund's first fiscal period ending October 31, 2021.
(2)	Represents total compensation from all investment companies in the fund complex, including the fund, for which the board member served as of the date of this SAI. “Fund complex” comprises registered investment companies for which the Adviser or an affiliate of the Adviser serves as investment adviser.

4

OFFICERS

Name Year of Birth Position	Principal Occupation During Past 5 Years	Number of Investment Companies (and Portfolios) in the Fund Complex[3] for which Officer serves as an Officer

David DiPetrillo 1978 President 2020	Vice President and Director of BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser since February 2021; Head of North America Product, BNY Mellon Investment Management since January 2018; Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017.	56 (106 portfolios)
Sarah S. Kelleher 1975 Vice President and Secretary 2020	Managing Counsel of BNY Mellon since December 2017, from March 2013 to December 2017, Senior Counsel of BNY Mellon.	57 (129 portfolios)
Amanda Quinn 1985 Vice President and Assistant Secretary 2020	Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018.	57 (129 portfolios)
James Bitetto 1966 Vice President and Assistant Secretary 2020	Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of BNY Mellon Investment Adviser.	57 (129 portfolios)
Deirdre Cunnane 1990 Vice President and Assistant Secretary 2020	Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018;	57 (129 portfolios)
Natalya Zelensky 1985 Vice President and Assistant Secretary 2020	Managing Counsel of BNY Mellon since December 2019; Counsel of BNY Mellon from May 2016 to December 2019; Assistant Secretary of BNY Mellon Investment Adviser since 2018; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016.	57 (129 portfolios)
5

Jeff S. Prusnofsky 1965 Vice President and Assistant Secretary 2020	Senior Managing Counsel of BNY Mellon.	57 (129 portfolios)
Peter M. Sullivan 1968 Chief Legal Officer, Vice President and Assistant Secretary 2020[1]	Chief Legal Officer of BNYM Investment Adviser since July 2021; Associate General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; Managing Counsel of BNY Mellon from March 2009 to December 2020.	57 (129 portfolios)
James Windels[2] 1958 Treasurer 2020	Vice President of BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser since September 2020; Director – BNY Mellon Fund Administration.	57 (129 portfolios)
Gavin C. Reilly 1968 Assistant Treasurer 2020	Tax Manager - BNY Mellon Fund Administration.	57 (129 portfolios)
Robert Salviolo[2] 1967 Assistant Treasurer 2020	Senior Accounting Manager – BNY Mellon Fund Administration.	57 (129 portfolios)
Robert Svagna[2] 1967 Assistant Treasurer 2020	Senior Accounting Manager – BNY Mellon Fund Administration.	57 (129 portfolios)
Jennifer Cassedy 1971 Chief Compliance Officer 2020	Chief Compliance Officer of BNY Mellon ETF Investment Adviser, LLC since 2019; Chief Compliance Officer of Mellon Investments Corporation since 2018; Chief Compliance Officer of The Boston Company Asset Management, LLC since 2004.	1 (8 portfolios)
Caridad M. Carosella 1968 Anti-Money Laundering Compliance Officer 2020	Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust.	50 (122 portfolios)

1 Chief Legal Officer, Vice President and Assistant Secretary since July 2021; previously, Vice President and Assistant Secretary.

2 Serves on the valuation committee of the board.

3 “Fund complex” comprises registered investment companies for which the Adviser or an affiliate of the Adviser serves as investment adviser.

6

The address of each officer is 240 Greenwich Street, New York, New York 10286.

CERTAIN PORTFOLIO MANAGER INFORMATION

The following table lists the number and types of accounts advised by the fund’s primary portfolio managers and assets under management in those accounts as of [March 31, 2021].

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed (in millions)	Other Pooled Investment Vehicles	Total Assets Managed (in millions)	Other Accounts	Total Assets Managed (in millions)
Investment Executive Jane Henderson Roy Leckie Charlie Macquaker	[__]	[__]	[__]	[__]	[__]	[___]

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts (in millions)
Investment Executive Jane Henderson Roy Leckie Charlie Macquaker	[ ]	[ ]	[ ]

Because the fund has not commenced operations as of the date of this SAI, no portfolio manager owned any shares in the fund.

ADVISER’S AND SUB-ADVISER’S COMPENSATION; COMPLIANCE SERVICES

Adviser’s Compensation

The fund will pay a monthly management fee to the Adviser at the annual rate of [__]% of the value of the fund’s average daily net assets.

Sub-Adviser’s Compensation

The Adviser will pay a monthly sub-advisory fee to Walter Scott & Partners Limited at the annual rate of [___]% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser’s fee rate.

Compliance Services

The fund's compliance program is developed, implemented and maintained by the fund's CCO and her staff. The CCO’s staff works on the compliance program and related matters for the fund. There will be no allocation to the fund of compensation expenses for the CCO and her staff. Because the fund is a unitary fee fund, such compliance compensation and expenses are borne by the Adviser.

SECURITIES LENDING ACTIVITIES

7

The board has approved participation in a securities lending program for the fund. Under the securities lending program, The Bank of New York Mellon serves as the fund’s securities lending agent (“Securities Lending Agent”). As the fund was not operational as of the date of this SAI, the fund has not earned any income from securities lending nor paid any fees to the Securities Lending Agent. The fund’s share of securities lending income will be credited back to the fund.

The services intended to be provided by The Bank of New York Mellon as Securities Lending Agent are as follows: selection of securities to be loaned; locating borrowers previously approved by the fund’s board; negotiation of loan terms; monitoring daily the value of the loaned securities and collateral; requiring additional collateral as necessary; investing cash collateral in accordance with the fund’s instructions; marking to market non-cash collateral; maintaining custody of non-cash collateral; recordkeeping and account servicing; monitoring dividend activity and material proxy votes relating to loaned securities; transferring loaned securities; recalling loaned securities in accordance with the fund’s instructions; and arranging for return of loaned securities to the fund at loan termination.

OFFERING PRICE

The fund offers and issues its shares at their net asset value (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”). The fund generally offers and issues its shares either in exchange for (i) a basket of securities designated by the fund (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”) or (ii) a cash payment equal in value to the Deposit Securities (“Deposit Cash”) together with the Cash Component. The primary consideration accepted by the fund (i.e., Deposit Securities or Deposit Cash) is set forth under “Purchase and Redemption of Creation Units” later in this SAI. The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security and reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash (subject to applicable legal requirements). The Trust also reserves the right to deviate from a representative selection of the fund’s portfolio holdings as part of the Deposit Securities if such deviation is in the best interests of the fund and its shareholders. The shares have been approved for listing and secondary trading on a national securities exchange (“Exchange”). The shares will trade on the Exchange at market prices. These prices may differ from the shares’ NAVs. The shares are also redeemable only in Creation Unit aggregations, and generally in exchange either for (i) portfolio securities and a specified cash payment or (ii) cash (subject to applicable legal requirements). For the preceding, the Trust reserves the right to deviate from a representative selection of the fund’s portfolio holdings if such deviation is in the best interests of the fund and its shareholders.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement. See “Purchase and Redemption of Creation Units.” The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to three times the fixed creation or redemption transaction fee and/or an additional variable charge may apply as discussed in the section “Purchase and Redemptions of Creation Units” in Part II of this SAI below.

CONTINUOUS OFFERING

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to

8

customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are affecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares of the fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the fund’s prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched, or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions, and because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from the resale by the Selling Shareholders of these fund shares.

The Selling Shareholder intends to sell all or a portion of the fund shares owned by it and offered hereby from time to time directly or through one or more broker-dealers, and may also hedge such positions. The fund shares may be sold on any national securities exchange on which the fund shares may be listed or quoted at the time of sale, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve cross or block transactions.

The Selling Shareholder may also loan or pledge fund shares to broker-dealers that in turn may sell such fund shares, to the extent permitted by applicable law. The Selling Shareholder may also enter into options or other transactions with broker-dealers or other financial institutions or the creation of one or more derivative securities which require the delivery to such broker-dealer or other financial institution of fund shares, which fund shares such broker-dealer or other financial institution may resell.

The Selling Shareholder and any broker-dealer or agents participating in the distribution of fund shares may be deemed to be “underwriters” within the meaning of Section 2(11) of the Securities Act in connection with such sales. In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the fund shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act. The Selling Shareholder who may be deemed an “underwriter” within the meaning of Section 2(11) of the Securities Act will be subject to the applicable prospectus delivery requirements of the Securities Act.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the fund is contained in the fund's prospectus under “Purchase and Sale of Fund Shares” and “Additional Purchase and Sale Information.” The discussion below supplements, and should be read in conjunction with, such sections of the prospectus.

Shares are approved for listing and trading on the Exchange, subject to notice of issuance. Shares trade on the Exchange at prices that may differ to some degree from their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the fund will continue to be met.

9

The Exchange may consider the suspension of trading in, and may initiate delisting proceedings of, the shares of the fund under any of the following circumstances: (A) if the Exchange becomes aware that the fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (B) if the fund no longer complies with the applicable listing requirements set forth in the Exchange’s rules; (C) if, following the initial twelve-month period after commencement of trading on the Exchange of the fund, there are fewer than 50 beneficial holders of the fund; or (D) if such other event shall occur or condition exists which, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares from listing and trading upon termination of the fund. The Trust reserves the right to adjust the share price of the fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the fund is the U.S. dollar. The base currency is the currency in which a fund’s NAV per share is calculated and the trading currency is the currency in which shares of a fund are listed and traded on the Exchange.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the prospectus entitled “Additional Purchase and Sale Information.”

The DTC acts as securities depositary for the shares. Shares of the fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the depositary agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the fund held by each DTC Participant. The Trust, either directly or through a third party service, shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust, either directly or through a third party service, shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant and/or third party service a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with

10

payments in amounts proportionate to their respective beneficial interests in shares of a fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

SECURITIES OF REGULAR BROKERS OR DEALERS

The fund may acquire securities issued by one or more of its “regular brokers or dealers,” as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a “regular broker or dealer” is one of the ten brokers or dealers that, during the fund’s last fiscal year: (1) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the fund’s portfolio transactions, (2) engaged as principal in the largest dollar amount of the fund’s portfolio transactions or (3) sold the largest dollar amount of the fund’s securities. As the fund was not operational as of the date of this SAI, there is no information with respect to ownership of any securities of any “regular broker or dealer” as of that date.

COMMISSIONS

As the fund was not operational as of the date of this SAI, there is no information with respect to brokerage transactions or commissions as of that date.

PORTFOLIO TURNOVER VARIATION

As the fund was not operational as of the date of this SAI, there is no information with respect to the fund's portfolio turnover rates as of that date.

SHARE OWNERSHIP

The fund had not yet commenced operations as of the date of this SAI, and therefore did not have any beneficial owners that owned greater than 5% of the outstanding voting securities as of the date of this SAI.

A shareholder who beneficially owns, directly or indirectly, more than 25% of the fund’s voting securities may be deemed to “control” (as defined in the 1940 Act) the fund. An Authorized Participant may hold of record more than 25% of the outstanding shares of the fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the fund, may be deemed to have control of the fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of the Distributor (the “Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the fund.

Board members and officers, as a group, owned less than 1% of the fund’s voting securities outstanding as of the date of this SAI.

11

Certain shareholders of the fund may from time to time own or control a significant percentage of the fund’s shares (“Large Shareholders”). Large Shareholders may include, for example, institutional investors, funds of funds, affiliates of the Adviser, and discretionary advisory clients whose buy-sell decisions are controlled by a single decision-maker, including separate accounts and/or funds managed by the Adviser or its affiliates. Large Shareholders may sell all or a portion of their shares of the fund at any time or may be required to sell all or a portion of their shares in order to comply with applicable regulatory restrictions (including, but not limited to, restrictions that apply to U.S. banking entities and their affiliates, such as the Adviser). Sales by Large Shareholders of their shares of the fund may cause Authorized Participants to engage in redemption requests, which in turn may force the fund to sell securities at an unfavorable time and/or under unfavorable conditions, or sell more liquid assets of the fund, in order to meet redemption requests for any funds that redeem in cash as opposed to in-kind. These sales for funds with cash redemption baskets may adversely affect both the fund’s market price and NAV and may result in increasing the fund’s liquidity risk, transaction costs and/or taxable distributions.

From time to time, BNY Mellon Investment Management managers, and the Adviser, may sponsor and/or manage a fund in which a BNY Mellon affiliate invests seed capital (“Seed Capital”). Such investments may raise potential conflicts of interest because a BNY Mellon affiliate, as an investor in the fund, may possess material information about the fund that may not be available to other fund investors. This informational advantage could be perceived as enabling a BNY Mellon affiliate to invest or redeem Seed Capital in a manner that conflicts with the interests of other fund investors and/or benefits BNY Mellon or its affiliates. In order to mitigate such conflicts, BNY Mellon has implemented a policy (the “Seed Capital Investment and Redemption Policy”) that governs its affiliates’ investment and redemption of Seed Capital in the fund. The Seed Capital Investment and Redemption Policy includes specific parameters that govern the timing and extent of the investment and redemption of Seed Capital, which may be set according to one or more objective factors expressed in terms of timing, asset level, investment performance goals or other criteria approved by BNY Mellon. In extraordinary circumstances and subject to certain conditions, BNY Mellon will have the authority to modify the application of the Seed Capital Investment and Redemption Policy to a particular investment of Seed Capital after the investment has been made. The Seed Capital Investment and Redemption Policy does not apply (i) in cases where Seed Capital is invested in a fund that has no third party investors and (ii) to investments or redemptions that are required in order to comply with applicable regulatory restrictions (including, but not limited to, restrictions that apply to U.S. banking entities and their affiliates, such as the Adviser).

12

PART II

PURCHASE AND REDEMPTION OF CREATION UNITS

The fund issues and redeems its shares on a continuous basis, at NAV, only in a large specified number of shares called a “Creation Unit.” The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice.

PURCHASE (CREATION). The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”).

FUND DEPOSIT. The consideration for purchase of a Creation Unit of the fund generally consists of either (i) the Deposit Securities and the Cash Component (defined below), computed as described below; or (ii) the cash value of the Deposit Securities and the Cash Component, computed as described below. When accepting purchases of Creation Units for cash, the fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the fund. The Cash Component, which may include a Dividend Equivalent Payment, is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. The “Dividend Equivalent Payment” enables the fund to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of the fund (“Dividend Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Dividend Securities had been held by the fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the fund and ends on the day preceding the next ex-dividend date. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current standard Fund Deposit (based on information at the end of the previous Business Day) for the fund. Such standard Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the fund may be changed from time to time with a view to the investment objective of the fund. Information regarding the Fund Deposit necessary for the purchase of a Creation Unit is made available to Authorized Participants and other market participants seeking to transact in Creation Unit aggregations.

1

As noted above, the Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or (v) in certain other situations (collectively, “non-standard orders”). The Trust also reserves the right to: (i) permit or require the substitution of Deposit Securities in lieu of Deposit Cash; and (ii) include or remove Deposit Securities from the basket in anticipation of portfolio changes.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor, as facilitated via the Transfer Agent, to purchase a Creation Unit of the fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase shares directly from the fund, including non-standard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or the applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the fund’s investments are primarily traded is closed, the fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the cut-off time. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities), or through DTC (for corporate securities and municipal securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the fund or its agents by no later than the Settlement Date. The “Settlement Date” for the fund is generally the second Business Day (“T+2”) after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including

2

time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the fund. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date per applicable instructions. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date per applicable instructions, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Fund	Order Type	Cutoff Time (Eastern Standard Time)
BNY Mellon Concentrated International ETF	Standard	[ ] PM
	Negotiated	[ ] PM
	Cash	[ ] PM

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a general non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Trust may use such Additional Cash Deposit to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation and Redemption Transaction Fees” will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted in respect of the fund at its discretion, including, without limitation, if (a) the order is not

3

in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Trust or its agents shall communicate to the Authorized Participant its rejection of an order. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

REDEMPTION. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of securities designated by the fund that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Redemption Securities”). Redemption Securities received on redemption may not be identical to Deposit Securities. The identity and number of shares of the Redemption Securities or the Cash Redemption Amount (defined below) may be changed from time to time with a view to the investment objective of the fund.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of the fund, redemption proceeds for a Creation Unit will consist of Redemption Securities plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Redemption Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Redemption Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Redemption Securities.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Redemption Securities and the Cash Redemption Amount to the Authorized Participant by the Settlement Date. With respect to in-kind redemptions of the fund, the calculation of the value of the Redemption Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed

4

received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant by the specified time on the Order Placement Date, and the requisite number of shares of the fund are delivered to the Custodian per applicable instructions on the Settlement Date, then the value of the Redemption Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of shares of the fund are not delivered on the Settlement Date per applicable instructions, the fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing shares as set forth in the Participant Agreement (marked to market daily).

Fund	Order Type	Cutoff Time (Eastern Standard Time)
BNY Mellon Concentrated International ETF	Standard	[ ] PM
	Negotiated	[ ] PM
	Cash	[ ] PM

With respect to in-kind redemptions of the fund, in connection with taking delivery of shares of Redemption Securities upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Redemption Securities are customarily traded (or such other arrangements as allowed by the Trust or its agents), to which account such Redemption Securities will be delivered. Deliveries of redemption proceeds generally will be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form. If the Authorized Participant has not made appropriate arrangements to take delivery of the Redemption Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the Authorized Participant will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Redemption Securities). The fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Redemption Securities but does not differ in NAV.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that, as of the close of the Business Day on which the redemption request was submitted, it (or its client) will own (within the meaning of Rule 200 of Regulation SHO) or has arranged to borrow for delivery to the Trust on or prior to the Settlement Date of the redemption request, the requisite number of shares of the relevant fund to be redeemed as a Creation Unit. In either case, the Authorized Participant is deemed to acknowledge that: (i) it (or its client) has full legal authority and legal right to tender for redemption the requisite number of shares of the applicable fund and to receive the entire proceeds of the redemption; and (ii) if such shares submitted for redemption have been loaned or pledged to another party or are the subject of a repurchase agreement, securities lending agreement or any other arrangement affecting legal or beneficial ownership of such shares being tendered, there are no restrictions precluding the tender and delivery of such shares (including borrowed shares, if any) for redemption, free and clear of liens, on the redemption Settlement Date. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a fund in connection with higher levels of redemption activity and/or short interest in the fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

5

Redemptions of shares for Redemption Securities will be subject to compliance with applicable federal and state securities laws and the fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Redemption Securities upon redemptions or could not do so without first registering the Redemption Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Redemption Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Redemption Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Redemption Securities.

The right of redemption may be suspended or the date of payment postponed with respect to the fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REQUIRED EARLY ACCEPTANCE OF ORDERS FOR CERTAIN INTERNATIONAL FUNDS. Notwithstanding the foregoing, as described in the Participant Agreement and/or the applicable order form, the fund may require orders to be placed prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date’s NAV. The cut-off time to receive the trade date’s NAV will not precede the calculation of the NAV of the fund’s shares on the prior Business Day. Orders to purchase shares of the fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed may not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day, as described in the Participant Agreement and the applicable order form.

CREATION AND REDEMPTION TRANSACTION FEES. A transaction fee, as set forth in the tables below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. The fund may adjust the transaction fee from time to time. An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Redemption Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

The transaction fee for purchases and redemptions of Creation Units of the fund is $______.

From time to time, the fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside of the clearing process.

In addition to the transaction fees noted above, the fund may charge an additional variable fee for transactions in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and the Adviser’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by the fund with respect to that transaction.

6

INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

The following charts, which supplement and should be read together with the information in the prospectus, indicate some of the specific investments and investment techniques applicable to your fund. Additional policies and restrictions are described in the prospectus and below in the next section (see “Investment Restrictions”). See “Additional Information About Investments, Investment Techniques and Risks” in Part III of this SAI for more information, including important risk disclosure, about the investments and investment techniques applicable to your fund.

Fund	Equity Securities	REITs	Money Market Instruments[1]	Foreign Securities	Emerging Markets	Depositary Receipts
BNY Mellon Concentrated International ETF	✓	✓	✓	✓	✓	✓

[1]	Money market instruments consist of high quality, short-term debt obligations, including U.S. Government securities, bank obligations, repurchase agreements and commercial paper. For the fund, (1) when the Adviser determines that adverse market conditions exist, the fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, and (2) the fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position. When the fund has adopted a temporary defensive position, it may not achieve its investment objective. The commercial paper purchased by the fund will consist only of obligations which, at the time of their purchase, are (a) rated at least Prime-1 by Moody's or A-1 by S&P; (b) issued by companies having an outstanding unsecured debt issue currently rated at least Aa by Moody's or AA- by S&P; or (c) if unrated, determined by the Adviser to be of comparable quality to those rated obligations which may be purchased by the fund.

Fund	Investment Companies	ETFs	Foreign Currency Transactions	Borrowing Money	Lending Portfolio Securities
BNY Mellon Concentrated International ETF	✓	✓	✓	✓	✓

7

Fund	Illiquid Investments	Section 4(a)(2) Paper and Rule 144A Securities
BNY Mellon Concentrated International ETF	✓	✓

INVESTMENT RESTRICTIONS

“Fundamental Policies” may not be changed without approval of the holders of a majority of the fund’s outstanding voting securities (as defined in the 1940 Act). “Nonfundamental Policies” may be changed at any time, without shareholder approval, by a vote of a majority of the board members and in compliance with applicable law and regulatory policy. Notwithstanding investments and activities referenced in the Fundamental and Nonfundamental Policies of any fund, no fund will invest in a manner, or engage in activities, inconsistent with or not permitted by the fund’s investment strategy and policies as described in the fund’s prospectus and this SAI.

Fundamental Policies

As a matter of Fundamental Policy, the fund, as indicated, may not:

1.       Borrowing

Borrow money, except to the extent permitted under the 1940 Act. For purposes of this Fundamental Policy, the entry into options, forward contracts, futures contracts, including those related to indices, other derivatives and options on futures contracts or indices or other derivatives shall not constitute borrowing, to the extent covered in accordance with applicable SEC and staff guidance.

2.	Commodities

Invest in physical commodities, except that the fund may purchase and sell commodity-linked or index-linked structured notes, commodity-related ETFs or ETNs, options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

3.	Industry Concentration

Invest more than 25% of its assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

4.       Loans

Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the fund’s total assets) or as otherwise permitted by the SEC. For purposes of this Fundamental Policy, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the board.

5.       Real Estate

Purchase, hold or deal in real estate, but the fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or REITs and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

8

6.       Senior Securities

Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the fund’s borrowing policies or otherwise to the extent permitted under the 1940 Act. For purposes of this Fundamental Policy, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options and other derivative instruments, purchase or sale of forward foreign currency contracts and the writing of options are not deemed to be an issuance of a senior security, to the extent covered in accordance with applicable SEC and staff guidance.

7.       Underwriting

Act as an underwriter of securities of other issuers, except to the extent the fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.

*****

References to “commodities” in the Fundamental Policy described above are to physical commodities, typically natural resources or agricultural products, and are not intended to refer to instruments that are strictly financial in nature and are not related to the purchase or delivery of physical commodities.

For purposes of the Fundamental Policy regarding industry concentration, the fund will not invest more than 25% of the fund's total assets in securities issued or guaranteed by a single foreign government or by a single foreign supranational entity.

For purposes of the Fundamental Policy regarding senior securities, the 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain derivatives, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

The fund's Fundamental Policies will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a Fundamental Policy provides that an investment practice may be conducted as permitted by the 1940 Act, this will be interpreted to mean that the investment practice is either (i) expressly permitted by the 1940 Act or (ii) not expressly prohibited by the 1940 Act.

For both Fundamental and Nonfundamental Policies, if a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act. With respect to the fund's policies pertaining to borrowing, however, if borrowings exceed 33-1/3% of the value of the fund’s total assets as a result of a change in values or assets, the fund must take steps to reduce such borrowings within three days (not including Sundays and holidays) thereafter at least to the extent of such excess.

Other Investment Restriction Policies

Investment Objective. The fund’s investment objective is disclosed in its prospectus. The fund’s investment objective is a Nonfundamental Policy.

Diversification Classification. The fund is classified as "non-diversified" under the 1940 Act.

Funds-of-Funds. The fund has adopted a Nonfundamental policy prohibiting it from acquiring shares of other funds in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

9

INFORMATION ABOUT THE FUND'S ORGANIZATION AND STRUCTURE

The Trust is an open-end management investment company, registered under the 1940 Act, consisting of multiple fund series. The fund is a series of the Trust, and investments are made through, and shareholders invest in, the fund. The offering of the fund’s shares is registered under the Securities Act. References in this SAI to a “fund” generally refer to the series of the series Trust. The Trust was organized as a Massachusetts business trust on June 4, 2010.

CERTAIN EXPENSE ARRANGEMENTS

The fund's management agreement provides that the Adviser will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program to be adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington, DC 20004 serves as counsel to the fund.

[       ], an independent registered public accounting firm, has been selected to serve as the independent registered public accounting firm for the fund.

10

PART III

ADDITIONAL INFORMATION ABOUT BUYING AND SELLING SHARES

The Code imposes various limitations on the amount that may be contributed by fund shareholders to certain Retirement Plans or government sponsored programs. These limitations apply to participants at the Retirement Plan level and, therefore, do not directly affect the amount that may be invested in the fund by a Retirement Plan or government sponsored programs. Participants and Retirement Plan or program sponsors should consult their tax advisors for details.

Frequent Purchases and Exchanges

Unlike frequent trading of shares of a traditional open-end mutual fund (i.e., not exchange-traded shares), frequent trading of shares on the secondary market does not disrupt portfolio management, increase the fund’s trading costs, lead to realization of capital gains, or otherwise harm fund shareholders because these trades do not involve the fund directly. A few institutional investors are authorized to purchase and redeem the fund's shares directly with the fund. When these trades are effected in-kind (i.e., for securities, and not for cash), the potential for harmful effects that may result from frequent cash trades is not as present. Moreover, the fund imposes transaction fees on in-kind purchases and redemptions of the fund intended to cover the custodial and other costs incurred by the fund in effecting in-kind trades. These fees may increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the fund’s trading costs increase in those circumstances, although transaction fees are subject to certain limits and therefore may not cover all related costs incurred by the fund. For these reasons, the board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the fund.

INFORMATION ABOUT SHAREHOLDER SERVICES

Broker dealers or other financial intermediaries, at their own discretion, may offer a dividend reinvestment service under which shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer or other financial intermediary for further information regarding any dividend reinvestment service offered.

INFORMATION ABOUT DISTRIBUTION AND SERVICE PLANS

The board of the Trust has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act for the fund. Under the 12b-1 Plan, the fund is authorized to pay shareholder services and distribution fees in connection with the sale and distribution of its shares in an amount up to 0.25% of its average daily net assets each year. No payments pursuant to the 12b-1 Plan will be made through at least the first twelve (12) months of operation. Additionally, the implementation of any such payments would have to be approved by the board prior to implementation. Because these fees would be paid out of the fund’s assets on an ongoing basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more over time.

A written quarterly report of the amounts expended under the fund’s 12b-1 Plan, and the purposes for which such expenditures were incurred, must be made to the fund’s board for its review. Currently, only a Plan pursuant to Rule 12b-1 has been adopted, but other Plans may be adopted in the future not pursuant to Rule 12b-1 (although none are currently intended to be adopted). For a Plan adopted pursuant to Rule 12b-1, such Plan provides that it may not be amended to increase materially the costs that holders of the fund’s shares may bear pursuant to the Plan without the approval of the holders of such shares; other material amendments of the Plan must be approved by the board and by the Independent Board Members of the fund who have no direct or indirect financial interest in the operation of the Plan or in any agreements

1

entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The 12b-1 Plan is subject to annual approval by such vote of the board members cast in person at a meeting called for the purpose of voting on the Plan. The 12b-1 Plan is generally terminable at any time by vote of a majority of the Independent Board Members of the fund who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan or by vote of a majority of the outstanding voting securities of the fund.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

Equity Securities

Equity securities include common stocks, tracking stocks, depositary receipts, and certain preferred stocks, convertible securities, warrants, and shares of real estate investment trusts. See “Real Estate Investment Trusts (“REITs”)” and “Depositary Receipts and New York Shares” below for a discussion of real estate investment trusts and depositary receipts, respectively. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the fund’s investments will result in changes in the value of its shares and thus the fund’s total return to investors.

Investing in equity securities poses risks specific to an issuer as well as to the particular type of company issuing the equity securities. For example, equity securities of small- or mid-capitalization companies tend to have more abrupt or erratic price swings than equity securities of larger, more established companies because, among other reasons, they trade less frequently and in lower volumes and their issuers typically are more subject to changes in earnings and prospects in that they are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Equity securities of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss. If the fund, together with other investment companies and other clients advised by the Adviser and its affiliates, owns significant positions in portfolio companies, depending on market conditions, the fund’s ability to dispose of some or all positions at a desirable time may be adversely affected. While common stockholders usually have voting rights on a number of significant matters, other types of equity securities, such as preferred stock, common limited partnership units and limited liability company interests, may not ordinarily have voting rights.

An investment in securities of companies that have no earnings or have experienced losses is generally based on a belief that actual or anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company’s stock price may decline sharply and its securities may become less liquid.

Investing in equity securities also poses risks specific to a particular industry, market or sector, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of equity securities tend to move by industry, market or sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the share prices of the equity securities of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of such securities of companies in that industry to decline quickly.

Common Stock. Stocks and similar securities, such as common limited partnership units and limited liability company interests, represent shares of ownership in a company. After other claims are satisfied,

2

common stockholders and other common equity owners participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s common stocks, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Common stock may be received upon the conversion of convertible securities.

Preferred Stock. Preferred stock is a form of equity ownership in a corporation. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. The market value of preferred stock generally increases when interest rates decline and decreases when interest rates rise, but, as with debt securities, also is affected by the issuer’s ability or perceived ability to make payments on the preferred stock. While most preferred stocks pay a dividend, the fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. Holding convertible preferred stock can provide a steady stream of dividends and the option to convert the preferred stock to common stock.

Certain convertible preferred stocks may offer enhanced yield features. These preferred stocks may feature a mandatory conversion date and may have a capital appreciation limit expressed in terms of a stated price. Other types of convertible securities may be designed to provide the investor with high current income with some prospect of future capital appreciation and may have some built-in call protection. Investors may have the right to convert such securities into shares of common stock at a preset conversion ratio or hold them until maturity. Upon maturity they may convert into either cash or a specified number of shares of common stock.

Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Tracking Stock. A tracking stock is a type of common stock that “tracks” or depends on the financial performance of a specific business unit or operating division of a company rather than the operations of the company as a whole. Tracking stocks trade as separate securities. As a result, if the unit or division does poorly, the value of the tracking stock may decrease even if the company as a whole performs well. The opposite may also be true. Shareholders of tracking stocks have a financial interest only in that unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets. If a tracking stock pays dividends, the amounts paid will solely depend on the performance of the business unit or division.

Convertible Securities. Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). Convertible securities have characteristics similar to both equity and fixed-income securities.

3

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all stocks, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed-income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Warrants and Stock Purchase Rights. Warrants or stock purchase rights (“rights”) give the holder the right to subscribe to stocks at a specific price for a specified period of time. Warrants and rights are subject to the same market risk as stocks, but may be more volatile in price. The fund’s investment in warrants and rights will not entitle it to receive dividends or exercise voting rights, provide no rights with respect to the assets of the issuer and will become worthless if not profitably exercised before the expiration date. Warrants, rights or other non-income producing stocks may be received in connection with the fund’s investments in corporate debt securities (further described below), or restructuring of investments. Bonds with warrants attached to purchase stocks have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock.

Real Estate Investment Trusts (“REITs”)

A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of Section 856 of the Code. The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in the fee ownership or leasehold ownership of land and buildings and derive their income primarily from rental income. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can hold REMIC regular interests and can hold or make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans or REMIC interests. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by

4

holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act. The fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the fund.

Money Market Instruments

The fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government securities) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Bank Obligations. Bank obligations include certificates of deposit (“CDs”), time deposits (“TDs”), bankers’ acceptances and other short-term obligations issued by domestic or foreign banks or thrifts or their subsidiaries or branches and other banking institutions. CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates. TDs and CDs may be issued by domestic or foreign banks or their subsidiaries or branches. The fund may purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the FDIC, provided the fund purchases any such CD in a principal amount of no more than an amount that would be fully insured by the Deposit Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The fund would not own more than one such CD per such issuer.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the fund are insured by the FDIC (although such insurance may not be of material benefit to the fund, depending on the principal amount of the CDs of each bank held by the fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the fund generally, among other things, are required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign subsidiaries or branches of domestic banks may be general obligations of the parent banks in addition to the issuing subsidiary or branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations and obligations of foreign banks or their subsidiaries or branches are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment

5

of principal and interest on the obligations, foreign exchange controls, seizure of assets, declaration of a moratorium and foreign withholding and other taxes on interest income. Foreign subsidiaries and branches of domestic banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign subsidiary or branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign subsidiaries or branches of domestic banks, or by foreign banks or their branches or subsidiaries, the Adviser carefully evaluates such investments on a case-by-case basis.

Repurchase Agreements. A repurchase agreement is a contract under which the fund would acquire a security for a relatively short period subject to the obligation of the seller, typically a bank, broker/dealer or other financial institution, to repurchase and the fund to resell such security at a fixed time and at a price higher than the purchase price (representing the fund’s cost plus interest). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The fund’s custodian or sub-custodian engaged in connection with tri-party repurchase agreement transactions will have custody of, and will segregate, securities acquired by the fund under a repurchase agreement. In connection with its third party repurchase transactions, the fund will engage only eligible sub-custodians that meet the requirements set forth in Section 17(f) of the 1940 Act. The value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The fund bears a risk of loss if the other party to the repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements are considered by the staff of the SEC to be loans by the fund that enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the fund’s ability to dispose of the underlying securities. The fund may engage in repurchase agreement transactions that are collateralized by U.S. Government securities (which are deemed to be “collateralized fully” pursuant to the 1940 Act) or, to the extent consistent with the fund’s investment policies, collateralized by securities other than U.S. Government securities (credit and/or equity collateral). Transactions that are collateralized fully enable the fund to look to the collateral for diversification purposes under the 1940 Act. Conversely, transactions secured with credit and/or equity collateral require the fund to look to the counterparty to the repurchase agreement for determining diversification. Because credit and/or equity collateral is subject to certain credit, liquidity, market and/or other additional risks that U.S. Government securities are not subject to, the amount of collateral posted in excess of the principal value of the repurchase agreement is expected to be higher in the case of repurchase agreements secured with credit and/or equity collateral compared to

6

repurchase agreements secured with U.S. Government securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the fund will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. The fund may jointly enter into one or more repurchase agreements in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 thereunder. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Commercial Paper. Commercial paper represents short-term, unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies used to finance short-term credit needs and may consist of U.S. dollar-denominated obligations of domestic issuers and foreign currency-denominated obligations of domestic or foreign issuers. Commercial paper may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject.

Foreign Securities

Foreign securities include the securities of companies organized under the laws of countries other than the United States and those issued or guaranteed by governments other than the U.S. Government or by foreign supranational entities. They also include securities of companies whose principal trading market is in a country other than the United States or of companies (including those that are located in the United States or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a majority of their assets outside the United States. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. Obligations of the World Bank and certain other supranational organizations are supported by subscribed but unpaid commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

Investing in the securities of foreign issuers, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates (i.e., affecting the value of assets as measured in U.S. dollars), changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. A change in the value of such foreign currency against the U.S. dollar also will result in a change in the amount of income available for distribution. If a portion of the fund’s investment income may be received in foreign currencies, the fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the fund will absorb the cost of currency fluctuations. After the fund has distributed income, subsequent foreign currency losses may result in the fund having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders. In addition, if the exchange rate for the currency in which the fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the fund may have to sell portfolio securities to obtain sufficient cash to enable the fund to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets, and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign

7

countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, in 2007 and 2008, the meltdown in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world.

Foreign investments involve risks unique to the local political, economic, and regulatory structures in place, as well as the potential for social instability, military unrest or diplomatic developments that could prove adverse to the interests of U.S. investors. Individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In addition, significant external political and economic risks currently affect some foreign countries. For example, both Taiwan and China claim sovereignty over Taiwan and there is a demilitarized border and hostile relations between North and South Korea. War and terrorism affect many countries, especially those in Africa and the Middle East. A number of countries in Europe have suffered terror attacks. The future proliferation and effects of these and similar events and other socio-political or geographical issues are not known but could suddenly and/or profoundly affect global economies, markets, certain industries and/or specific securities.

Because evidences of ownership of foreign securities usually are held outside the United States, additional risks of investing in foreign securities include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions that might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage, exchange control regulations or otherwise. Foreign securities held by the fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when shareholders have no access to the fund.

Investing in Europe. Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the “EU”), create risks for investing in the EU. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit, and financial markets in Europe and elsewhere have experienced significant volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside of Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not be effective, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of outstanding debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

A number of countries within the EU are also members of the Economic and Monetary Union (the “eurozone”) and have adopted the Euro as their currency. Eurozone membership requires member states to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Changes in import or export tariffs, changes in governmental or EU regulations on trade, changes in the exchange rate of the Euro and other currencies of certain EU countries which are not in the eurozone, the default or threat of default by an

8

EU member state on its sovereign debt, and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. Further, eurozone membership controls may potentially limit the ability of an EU member state to respond to financial market volatility, economic downturns, rising government debt levels and the possible default of government debt with appropriate fiscal measures.

In June 2016, citizens of the United Kingdom voted in a referendum to leave the EU (known as “Brexit”), creating economic and political uncertainty in its wake. In March 2017, the United Kingdom formally notified the European Council of the United Kingdom’s intention to withdraw from the EU pursuant to Article 50 of the Treaty on European Union. This formal notification began negotiations regarding the terms of the United Kingdom’s exit from the EU. On January 31, 2020, the U.K. formally withdrew from the EU and entered an 11-month transition period, which concluded on December 31, 2020, with the U.K. leaving the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the U.K. and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The full scope and nature of the consequences of the exit are not at this time known and are unlikely to be known for a significant period of time.

Depreciation of the British pound sterling and/or the Euro in relation to the U.S. dollar related to Brexit would adversely affect fund investments denominated in British pound sterling and/or the Euro that are not fully and effectively hedged, regardless of the performance of the investment.

It is unknown whether the U.K.’s exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the U.K., Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the fund's investments. Whether or not the fund invests in securities of issuers located in Europe or has significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the fund’s investment.

Investing in France

Investment in French issuers may subject the fund to legal, regulatory, political, currency, security, and economic risks specific to France. Recently, concerns have emerged in relation to the economic health of the European Union (EU). These concerns have led to downward pressure on the economies of certain EU member states, including France. Interest rates on France’s debt may rise to levels that make it difficult for it to service high debt levels without significant financial help from, among others, the European Central Bank and could potentially result in default. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. France’s economy is also dependent on exports from the agricultural sector, including dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. Reduction in spending on French products and services, or changes in any key trading partner’s economies may have an adverse impact on the French economy. In addition, France may be subject to acts of terrorism, which may cause uncertainty in the French financial markets and adversely affect the performance of issuers in which the fund may invest.

Investing in Japan.

The Japanese economy has only recently emerged from a prolonged economic stagnation. Over the last few decades, Japan's economic growth rate had remained relatively low compared to that of its Asian neighbors and other major developed economies mainly due to deflation. The economy is characterized by an aging demographic, a declining population, a large government debt and a highly regulated labor market. Monetary and fiscal policies designed to stimulate economic growth in Japan have had limited

9

success in the past prior to the current government. Overseas trade is important to Japan's economy, although exports as a percentage of Japan's gross domestic product is lower than other Asian countries and most developed countries. Japan has few natural resources and limited land area and is reliant on imports for its commodity needs. Fluctuations or shortages in relevant commodity markets could have a negative impact on Japan's economy. The Japanese economy also can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners. Japan has a growing economic relationship with China and other Southeast Asian countries, and economic, political or social instability in those countries, whether resulting from country, regional or global events, could have an adverse effect on Japan's economy. The specific risks of investing in Japan, certain of which are summarized in this section, could, individually or in the aggregate, adversely impact investments in Japan.

Labor Market. Japan's labor market, affected by the aging and shrinking population, appears to be undergoing fundamental structural changes. The changing population has increased the cost of Japan's pension and public welfare system. Japan's labor market, which traditionally preferred lifetime employment, also has sought to adjust to meet the need for increased labor mobility. Issues in Japan's labor market may, among other consequences, adversely affect Japan's economic competitiveness.

Currency Fluctuations. The Japanese yen has fluctuated widely at times, and any material increase in its value may cause a decline in exports that could weaken the Japanese economy. The Japanese government has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japan's intervention in the currency markets could cause the value of the yen to fluctuate dramatically and unpredictably. A decline in value of the yen relative to the U.S. dollar will affect the value of these investments held by the fund.

Natural Disasters. Japan has experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity. The risks of such phenomena, and the resulting damage, continue to exist and could have a severe and negative impact on the fund's holdings in Japanese securities. Japan also has one of the world's highest population densities, with a significant percentage of its total population concentrated in the metropolitan areas of Tokyo, Osaka and Nagoya. As a result, a natural disaster centered in or very near one of these cities could have a particularly devastating effect on Japan's financial markets. For example, Japan suffered economic distress from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 and caused major damage along the coast, including damage to nuclear power plants in the region.

Emerging Markets. Investments in, or economically tied to, emerging market countries may be subject to higher risks than investments in companies in developed countries. Risks of investing in emerging markets and emerging market securities include, but are not limited to (in addition to those described above): less social, political and economic stability; less diverse and mature economic structures; the lack of publicly available information, including reports of payments of dividends or interest on outstanding securities; certain national policies that may restrict the fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; local taxation; the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; the absence until recently, in certain countries, of a capital structure or market-oriented economy; the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in these countries; restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; the risk of uninsured loss due to lost, stolen, or counterfeit stock certificates; possible losses through the holding of securities in domestic and foreign custodial banks and depositories; heightened opportunities for governmental corruption; large amounts of foreign debt to finance basic governmental duties that could lead to restructuring or default; and heavy reliance on exports that may be severely affected by global economic downturns.

10

The purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the fund, its Adviser and its affiliates and their respective clients and other service providers. The fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Countries use these controls to restrict volatile movements of capital entering (“inflows”) and exiting (“outflows”) their country to respond to certain economic conditions. Such controls are mainly applied to short-term capital transactions to counter speculative flows that threaten to undermine the stability of the exchange rate and deplete foreign exchange reserves. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets in such a way that may adversely affect the ability of the fund to repatriate its income and capital. These limitations may have a negative impact on the fund’s performance and may adversely affect the liquidity of the fund’s investment to the extent that it invests in certain emerging market countries. Some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. If the fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the fund’s NAV will be adversely affected. Many emerging market countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, adverse effects on the economies and securities markets of certain of these countries. Further, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Investing in China. Investments in securities of companies domiciled in China involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with neighboring countries. Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements and religious and nationalist disputes with Tibet and the Xinjiang region. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong’s semi-autonomous liberal political, economic, legal, and social framework. Recent protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. China has a complex territorial dispute regarding the sovereignty of Taiwan that has included threats of invasion. Taiwan-based companies and individuals are significant investors in China and military conflict between China and Taiwan may adversely affect securities of Chinese issuers. In addition, China has strained international relations with Japan, India, Russia and other neighbors due to territorial disputes, historical animosities and other defense concerns. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the fund invests. China could be affected by military events on the Korean peninsula or internal instability within North Korea.

11

These situations may cause uncertainty in the Chinese market and may adversely affect performance of the Chinese economy.

The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, there can be no assurance that these reforms will continue or that they will be effective. Despite reforms and privatizations of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. The Chinese government continues to maintain a major role in economic policy making and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the U.S. Accordingly, issuers of securities in China are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Stock markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulation.

From time to time and as recently as January 2020, China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the fund’s investments.

While the Chinese economy has experienced past periods of rapid growth, there is no assurance that such growth rates will recur. China may experience substantial rates of inflation or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers or a downturn could result in increased premiums or discounts to the fund’s NAV. Trading partners may have an adverse impact on the Chinese economy and the Chinese issuers of securities in which the fund invests. For example, the U.S. has added certain foreign technology companies to the U.S. Department of Commerce’s Bureau of Industry and Security’s “Entity List,” which is a list of companies believed to pose a national security risk to the U.S. Actions like these may have unanticipated and disruptive effects on the Chinese economy. Any such response that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions.

The tax laws and regulations in China are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by China tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of China tax rules could have a significant adverse effect on the fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents.

On November 12, 2020, the President of the United States issued an Executive Order (the "Order") to prohibit U.S. persons (which includes the fund) from transacting in certain securities and derivatives of publicly traded securities of any company designated as a "Communist Chinese military company."

On June 3, 2021, the Order was amended to also include companies determined to be involved with China’s “surveillance technology sector.” U.S. persons are prohibited from transacting in such securities 60 days after such designation, unless such transactions are for purposes of divestment and occur within a specified divestiture period. The U.S. Department of the Treasury's

12

Office of Foreign Assets Control has published, on several occasions, guidance regarding compliance with the Order, including several "Frequently Asked Questions" (FAQs)-style publications addressing the scope of, and interpretive matters regarding, compliance with the Order, as well as the Order's application to U.S. funds that hold such securities (i.e., including mutual funds that hold such securities regardless of the size of the position relative to the fund's total assets). Certain interpretive issues related to compliance with the Order may remain open. The fund's holdings in such securities, if any, may adversely impact the fund's performance. The extent of any impact will depend on future developments, including the fund's ability to sell such securities, valuation of such securities, additional securities being designated, modifications to the Order, the issuance of additional or different interpretive guidance regarding compliance with the Order, and the duration of the Order, all of which are highly uncertain.

Also, in December 2020, the Holding Foreign Companies Accountability Act (“HFCAA”) was signed into law. When implemented, the HFCAA could cause securities of foreign issuers (including Chinese issuers) to be de-listed from U.S. stock exchanges if these companies do not permit U.S. oversight of the auditing of their financial information for three consecutive years. The potential impact of the HFCAA is unclear at this time, but, once implemented, to the extent that the fund transacts in, or has exposure to, securities of an affected foreign company, there could be a material adverse impact on the fund’s ability to achieve its investment objective as the fund’s ability to purchase affected securities may be limited.

Investing in the Chinese Equity Markets. The fund may invest in H-shares (securities of companies incorporated in mainland China that are denominated in Hong Kong dollars and listed on the Stock Exchange of Hong Kong (“SEHK”)), A-shares (securities of companies incorporated in mainland China that are denominated in Renminbi and listed on the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”)) and/or B-shares (securities of companies incorporated in mainland China that are denominated in U.S. dollars (in the case of the SSE) or Hong Kong dollars (in the case of the SZSE) and listed on the SSE and the SZSE). The fund may also invest in certain Hong Kong-listed securities known as Red-Chips (securities issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by entities owned by the national government or local governments in mainland China and derive substantial revenues from or allocate substantial assets in mainland China) and P-Chips (securities issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by individuals in mainland China and derive substantial revenues from or allocate substantial assets in mainland China). Securities listed on the SSE or the SZSE are divided into two classes: A-shares, which are mostly limited to domestic investors, and B-shares, which are allocated for both international and domestic investors. The A-shares market is generally subject to greater government restrictions, including trading suspensions, which may lead to increased liquidity risks. The B-shares market is generally smaller, less liquid and has a smaller issuer base than the A-shares market, which may lead to significant price volatility. B-shares, H-shares, P-Chips or Red-Chips of issuers that also issue A-shares may trade at significant discounts to their A-shares counterparts. The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. All of these share mechanisms are relatively untested and subject to political and economic policies in China. Market developments, adverse investor perceptions, regulatory and government intervention (including the possibility of widespread trading suspensions implemented by regulators) and other factors may make it difficult to acquire, dispose of or value Chinese securities, which would lead to adverse effects to the fund.

13

Risk of Investing in A-shares through Stock Connect. The fund may invest in A-shares through the Shanghai-Hong Kong Stock Connect (“Shanghai Connect”) or the Shenzhen-Hong Kong Stock Connect program (“Shenzhen Connect,” and together with Shanghai Connect, “Stock Connect”). Stock Connect is a securities trading and clearing program with an aim to achieve mutual stock market access between mainland China and Hong Kong. Stock Connect was developed by the Hong Kong Exchanges and Clearing Limited, the Hong Kong Securities Clearing Company Limited (“HKSCC”), the SSE (in the case of Shanghai Connect) or SZSE (in the case of Shenzhen Connect), and the China Securities Depository and Clearing Corporation Limited (“CSDCC”). Under Stock Connect, the fund’s trading of eligible A-shares listed on the SSE or the SZSE, as applicable, would be effectuated through its Hong Kong brokers. Investing in A-shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to the fund.

Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect is subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day. The Daily Quota does not belong to the fund and is utilized on a first-come-first-serve basis. As such, buy orders for A-shares would be rejected once the Daily Quota is exceeded (although the fund will be permitted to sell A-shares regardless of the Daily Quota balance). The Daily Quota may restrict the fund’s ability to invest in A-shares through Stock Connect on a timely basis, which could affect the fund’s ability to effectively pursue its investment strategy. The Daily Quota is also subject to change. A-shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect and in accordance with applicable rules.

While A-shares must be designated as eligible to be traded under Stock Connect (such eligible A-shares listed on the SSE, the “SSE Securities,” and such eligible A-shares listed on the SZSE, the “SZSE Securities”), those A-shares may also lose such designation, and if this occurs, such A-shares may be sold but could no longer be purchased through Stock Connect. With respect to sell orders under Stock Connect, the SEHK carries out pre-trade checks to ensure an investor has sufficient A-shares in its account before the market opens on the trading day. Accordingly, if there are insufficient A-shares in an investor’s account before the market opens on the trading day, the sell order will be rejected, which may adversely impact the fund’s performance.

In addition, Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject the fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. Each of the SEHK, SSE and SZSE reserves the right to suspend trading under Stock Connect under certain circumstances. Where such a suspension of trading is effected, the fund’s ability to access A-shares through Stock Connect will be adversely affected. In addition, if one or both of the Chinese and Hong Kong markets are closed on a U.S. trading day, the fund may not be able to acquire or dispose of A-shares through Stock Connect in a timely manner, which could adversely affect the fund’s performance. Moreover, day (turnaround) trading is not permitted through the Stock Connect program. Investors buying A-shares on day T can only sell the shares on and after day T+1 subject to any Stock Connect rules. Further, all Hong Kong and overseas investors in Stock Connect will trade and settle SSE Securities or SZSE Securities in the offshore Renminbi (“CNH”) only. The fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and CNH in respect of such investments.

14

The fund’s investments in A-shares through Stock Connect are held by its custodian in accounts in Central Clearing and Settlement System (“CCASS”) maintained by the HKSCC, which in turn holds the A-shares, as the nominee holder, through an omnibus securities account in its name registered with the CSDCC. Applicable Chinese rules, regulations and other administration measures and provisions generally provide for the concept of a “nominee holder”, and Hong Kong and overseas investors (such as the fund) would be recognized as having beneficial ownership in the SSE Securities and SZSE Securities. However, the precise nature and rights of the fund as the beneficial owner of the SSE Securities or SZSE Securities through HKSCC as nominee is not well defined under Chinese law. There is a lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under Chinese law and there have been few cases involving a nominee account structure in Chinese courts. The exact nature and methods of enforcement of the rights and interests of the fund under Chinese law is also uncertain. In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong, there is a risk that the SSE Securities or SZSE Securities may not be regarded as held for the beneficial ownership of the fund or as part of the general assets of HKSCC available for general distribution to its creditors.

Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities or SZSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE- or SZSE-listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities or SZSE Securities. HKSCC monitors the corporate actions affecting SSE Securities and SZSE Securities and keeps participants of CCASS informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. The fund will therefore depend on HKSCC for both settlement and notification and implementation of corporate actions.

The HKSCC is responsible for the clearing, settlement and the provisions of depositary, nominee and other related services of the trades executed by Hong Kong market participants and investors. Accordingly, investors do not hold SSE Securities or SZSE Securities directly – they are held through their brokers’ or custodians’ accounts with CCASS. The HKSCC and the CSDCC establish clearing links and each has become a participant of the other to facilitate clearing and settlement of cross-border trades. Should CSDCC default and the CSDCC be declared as a defaulter, HKSCC’s liabilities in Stock Connect under its market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against the CSDCC. In that event, the fund may suffer delays in the recovery process or may not be able to fully recover its losses from the CSDCC.

Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires the routing of orders across the borders of Hong Kong and mainland China. This required the development of new information technology systems on the part of the SEHK and exchange participants. There is no assurance that these systems will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in A-shares through Stock Connect could be disrupted, and the fund’s ability to achieve its investment objective may be adversely affected.

The Shanghai Connect program, launched in November 2014, and the Shenzhen Connect program, launched in December 2016, are both in their initial stages and do not have an extensive operating history. Stock Connect is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in mainland

15

China and Hong Kong. The current regulations are untested and there is no certainty as to how they will be applied or interpreted going forward. In addition, the current regulations are subject to change and there can be no assurance that Stock Connect will not be discontinued or abolished. New regulations may be issued from time to time by the regulators and stock exchanges in mainland China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. The fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of mainland China and Hong Kong differ significantly and issues may arise based on these differences. Further, different fees, costs and taxes are imposed on foreign investors acquiring A-shares through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other Chinese securities providing similar investment exposure.

A-Shares Market Suspension Risk. A-shares may only be bought from, or sold to, the fund at times when the relevant A-shares may be sold or purchased on the relevant Chinese stock exchange. The A-shares market can have a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk, valuation risks, liquidity risks and costs for the fund, as well as for Authorized Participants that create and redeem Creation Units of the fund. The SSE and SZSE currently apply a daily limit, set at 10%, of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular A-shares or for any particular time. This could cause the fund to trade in the market at greater bid-ask spreads or greater premiums or discounts to the fund’s NAV. Given that the A-shares market is considered volatile and unstable (with the risk of widespread trading suspensions or government intervention), the creation and redemption of Creation Units may also be disrupted.

Tax Within the Mainland China. The fund’s investments in A-shares may cause the fund to become subject to withholding and other taxes imposed by tax authorities in mainland China. Mainland China generally imposes withholding income tax at a rate of 10% on dividends, premiums, interest and capital gains originating in mainland China and paid to a company that is not a resident of mainland China for tax purposes and that has no permanent establishment in mainland China. Currently, the capital gain from disposal of A-shares by foreign investors via Stock Connect is temporarily exempt from withholding income tax, but the dividends derived from A-shares by foreign investors is subject to a 10% withholding income tax. There is no indication of how long the temporary exemption will remain in effect and the fund may be subject to such withholding income tax in the future.

Stamp duty under Chinese laws generally applies to the execution and receipt of taxable documents, which include contracts for the sale of A-shares traded on Chinese stock exchanges. In the case of such contracts, the stamp duty is currently imposed on the seller but not on the purchaser, at the rate of 0.1%. The sale or other transfer by the adviser of A-shares will accordingly be subject to Chinese stamp duty, but the fund will not be subject to Chinese stamp duty when it acquires A-shares.

The fund may also potentially be subject to Chinese value added tax at the rate of 6% on capital gains derived from trading of A-shares and interest income (if any). Existing guidance provides a temporary value added tax exemption for Hong Kong and overseas investors in respect of their gains derived from trading of A-shares through Stock Connect. Since there is no indication how long the temporary exemption will remain in effect, the fund may be subject to such value added tax in the future. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational

16

surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if the fund were liable for value added tax it would also be required to pay the applicable surtaxes.

Uncertainties in Chinese tax rules governing taxation of income and gains from investments in A-shares via Stock Connect could result in unexpected tax liabilities for the fund and therefore could affect the amount of income which may be derived, and the amount of capital returned, from the investments in A-shares by the fund.

Risk of Investing in Hong Kong. Investments in Hong Kong issuers may subject the fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. Mainland China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in mainland China’s economic policies, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy.

Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region of the People’s Republic of China under the principle of “one country, two systems.” Although mainland China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of mainland China. Recent protests and unrest have increased tensions between Hong Kong and mainland China. Any attempt by mainland China to tighten its control over Hong Kong’s political, economic or social policies may result in an adverse effect on Hong Kong’s economy.

The economy of Hong Kong is closely tied to the economy of mainland China. The Chinese economy has grown rapidly in recent years and there is no assurance that this growth rate will be maintained. The Chinese economy may experience substantial rates of inflation or economic recessions, causing a negative effect on the economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered performance of the Chinese economy, and mainland China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the fund’s NAV. Hong Kong’s economy is also dependent on tourism and trade. Conditions that weaken demand in these areas could have a negative impact on the Hong Kong economy as a whole.

Investing in India. India is an emerging market and demonstrates significantly higher volatility from time to time in comparison to more developed markets. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states, including Kashmir. Government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets offer higher potential for losses. Governmental actions could have a negative effect on the economic conditions in India, which could adversely affect the value and liquidity of investments made by the fund. The securities markets in India are comparatively underdeveloped and with some exceptions, consist of a small number of listed companies with small market capitalization, greater price volatility and substantially less liquidity than companies in more developed markets. Systems and platforms utilized by stockbrokers and

17

other intermediaries in India may not perform as well as their counterparts in the U.S. or other, more developed countries. The limited liquidity of the Indian securities markets may also affect the fund’s ability to acquire or dispose of securities at the price or time that it desires.

Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. In addition, the Reserve Bank of India has imposed limits on foreign ownership of Indian companies, which may decrease the liquidity of the fund’s portfolio and result in extreme volatility in the prices of Indian securities. In November 2016, the Indian government eliminated certain large denomination cash notes as legal tender, causing uncertainty in certain financial markets. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as applicable in the U.S., may increase the risk of loss for the fund.

Securities laws in India are relatively new and unsettled and, as a result, there is a risk of significant and unpredictable change in laws governing foreign investment, securities regulation, title to securities and shareholder rights. Foreign investors in particular may be adversely affected by new or amended laws and regulations. Certain Indian regulatory approvals, including approvals from the Securities and Exchange Board of India, the central government, and the tax authorities (to the extent that tax benefits need to be utilized), may be required before the fund can make investments in Indian companies. Capital gains from Indian securities may be subject to local taxation.

Technology and software sectors represent a significant portion of the total capitalization of the Indian securities markets. The value of these companies will generally fluctuate in response to technological and regulatory developments, and, as a result, the fund’s holdings are expected to experience correlated fluctuations.

Natural disasters, such as tsunamis, flooding or droughts, could occur in India or surrounding areas and could negatively affect the Indian economy, and, in turn, could negatively affect the fund.

Other Asian Emerging Market Countries. Many Asian economies are characterized by over-extension of credit, frequent currency fluctuation, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports and less efficient markets. Currency devaluation in one Asian country can have a significant effect on the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments.

Furthermore, increased political and social unrest in some Asian countries could cause economic and market uncertainty throughout the region. The auditing and reporting standards in some Asian emerging market countries may not provide the same degree of shareholder protection or information to investors as those in developed countries. In particular, valuation of assets, depreciation, exchange differences, deferred taxation, contingent liability and consolidation may be treated differently than under the auditing and reporting standards of developed countries.

Certain Asian emerging market countries are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of securities transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries are comparatively underdeveloped. Stockbrokers and other intermediaries in Asian emerging market countries may not perform as well as their counterparts in the United States and other more developed securities markets. Certain Asian emerging market countries may require substantial withholding on dividends paid on portfolio securities and on realized capital gains. There can be no assurance that repatriation of the fund’s income, gains or initial capital from these countries can occur.

18

Investing in Russia and other Eastern European Countries. Many formerly communist, eastern European countries have experienced significant political and economic reform over the past decade. However, the democratization process is still relatively new in a number of the smaller states and political turmoil and popular uprisings remain threats. Investments in these countries are particularly subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies and the risk of nationalization or expropriation of assets, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, unpredictable taxation, the imposition of capital controls and/or foreign investment limitations by a country and the imposition of sanctions on an Eastern European country by other countries, such as the U.S. Adverse currency exchange rates are a risk, and there may be a lack of available currency hedging instruments.

These securities markets, as compared to U.S. markets, have significant price volatility, less liquidity, a smaller market capitalization and a smaller number of exchange-traded securities. A limited volume of trading may result in difficulty in obtaining accurate prices and trading. There is little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of insufficient registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of shares. It is possible that the fund’s ownership rights could be lost through fraud or negligence. While applicable regulations may impose liability on registrars for losses resulting from their errors, it may be difficult for the fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

Political risk in Russia remains high, and steps that Russia may take to assert its geopolitical influence may increase the tensions in the region and affect economic growth. Russia’s economy is heavily dependent on exportation of natural resources, which may be particularly vulnerable to economic sanctions by other countries during times of political tension or crisis.

In response to recent political and military actions undertaken by Russia, the United States and certain other countries, as well as the European Union, have instituted economic sanctions against certain Russian individuals and companies. The political and economic situation in Russia, and the current and any future sanctions or other government actions against Russia, may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact the fund’s investments in Russian securities. Sanctions could result in the immediate freeze of Russian securities, impairing the ability of the fund to buy, sell, receive or deliver those securities. Both the current and potential future sanctions or other government actions against Russia also could result in Russia taking counter measures or retaliatory actions, which may impair further the value or liquidity of Russian securities and negatively impact the fund. Any or all of these potential results could lead Russia’s economy into a recession.

Depositary Receipts and New York Shares. Securities of foreign issuers in the form of ADRs, EDRs and GDRs and other forms of depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe, and GDRs are receipts issued outside the United States typically by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the U.S. securities markets, EDRs in bearer form are designed for use in Europe, and GDRs in bearer form are designed for use outside the United States. New York Shares are securities of foreign companies that are issued for trading in the United States. New York Shares are traded in the United States on national securities exchanges or in the over-the-counter market.

19

Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Purchases or sales of certain ADRs may result, indirectly, in fees being paid to the Depositary Receipts Division of The Bank of New York Mellon, an affiliate of the Adviser, by brokers executing the purchases or sales.

Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not subject to many of the considerations and risks discussed in the prospectus and this SAI that apply to foreign securities traded and held abroad. A U.S. dollar investment in ADRs or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer.

Investment Companies

The 1940 Act, subject to the fund’s own more restrictive limitations, if applicable, currently limits the fund’s investment in securities issued by registered and unregistered investment companies, including exchange-traded funds (discussed below), subject to certain exceptions to: (1) 3% of the total voting stock of any one investment company; (2) 5% of the fund’s total assets with respect to any one investment company; and (3) 10% of the fund’s total assets in the aggregate. Exemptions in the 1940 Act or the rules thereunder or exemptive orders granted by the SEC may allow the fund to invest in another investment company in excess of (1), (2) and/or (3).

As a shareholder of another investment company, the fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the fund bears directly in connection with its own operations, subject to the conditions of the applicable exemptive order and any expense arrangement.

The fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the fund’s securities lending program, in shares of one or more money market funds advised by the Adviser or an affiliate of the Adviser. In addition, the fund may invest in shares of one or more money market funds advised by the Adviser or an affiliate of the Adviser for strategic purposes related to the management of the fund. Such investments will not be subject to the limitations described above.

Exchange-Traded Funds and Similar Exchange-Traded Products (“ETFs”)

Although certain ETFs are actively managed, most ETFs are designed to provide investment results that generally correspond to the performance of the component securities or commodities of an underlying index. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Because shares of ETFs trade on an exchange, they may be subject to trading halts on the exchange. Trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or market-wide “circuit breakers” (which are tied to large decreases in stock prices) halt stock trading generally.

20

The values of ETFs’ shares are subject to change as the values of their respective component securities or commodities fluctuate according to market volatility (although, as noted above, the market price of an ETF’s shares may be at a premium or discount to the ETF’s per share NAV). The price of an ETF’s shares can fluctuate within a wide range, and the fund could lose money investing in an ETF if the prices of the securities or commodities owned by the ETF go down. Investments in ETFs that are designed to correspond to an index of securities involve certain inherent risks generally associated with investments in a portfolio of such securities, including the risk that the general level of securities prices may decline, thereby adversely affecting the value of ETFs invested in by the fund. Similarly, investments in ETFs that are designed to correspond to commodity returns involve certain inherent risks generally associated with investment in commodities. Moreover, investments in ETFs designed to correspond to indexes of securities may not exactly match the performance of a direct investment in the respective indexes to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

With respect to the fund’s investments in ETFs, the fund may enter into an agreement with certain ETFs pursuant to SEC exemptive orders obtained by the ETFs, and on which the fund may rely, that permit the fund to invest in excess of the limits in the 1940 Act and the rules thereunder. These agreements and orders also may require the Adviser to vote the fund’s ETF shares in proportion to votes cast by other ETF stockholders and may subject the fund to other requirements in connection with investments in these ETFs.

Lending Portfolio Securities

Fund portfolio securities may be lent to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the fund would remain the owner of the loaned securities and continue to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The fund also has the right to terminate a loan at any time. Subject to the fund's own more restrictive limitations, if applicable, an investment company is limited in the amount of portfolio securities it may loan to 33-1/3% of its total assets (including the value of all assets received as collateral for the loan). Except as may be otherwise described in "Investments, Investment Techniques and Risks" in Part II of this SAI, the fund will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the fund a loan premium fee. If the collateral consists of cash, the fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The fund may participate in a securities lending program operated by the Securities Lending Agent. The Securities Lending Agent will receive a percentage of the total earnings of the fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Adviser to be of good financial standing. In a loan transaction, the fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Adviser, repurchase agreements or other high quality instruments with short maturities, in each case to the extent it is a permissible investment for the fund.

21

Foreign Currency Transactions

Holding financial instruments that provide exposure to foreign currencies, or investing in securities that trade in, or receive revenues in, foreign currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Foreign currency transactions could be entered into for a variety of purposes, including to settle trades in non-base currencies and to repatriate income. It is expected that the currency exposure of the fund's portfolio will be unhedged to the U.S. dollar.

The cost of engaging in foreign currency exchange contracts for the purchase or sale of a specified currency at a specified future date (“forward contracts”) varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Generally, secondary markets do not exist for forward contracts, with the result that closing transactions can be made for forward contracts only by negotiating directly with the counterparty to the contract. As with other over-the-counter derivatives transactions, forward contracts are subject to the credit risk of the counterparty.

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of foreign currency derivative instruments, the fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Borrowing Money

The 1940 Act, subject to the fund’s own more restrictive limitations, if applicable, permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Such borrowings may be for temporary or emergency purposes or for leveraging. If borrowings are for temporary or emergency (not

22

leveraging) purposes, when such borrowings exceed 5% of the value of the fund’s total assets the fund will not make any additional investments.

Illiquid Investments

The 1940 Act, subject to the fund’s own more restrictive limitations, limits funds other than money market funds to 15% of net assets in illiquid investments. Illiquid investments, which are securities that the fund reasonably expects to be unable to sell or dispose of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities, may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale that do not have readily available market quotations, repurchase agreements providing for settlement in more than seven days after notice and certain privately negotiated derivatives transactions and securities used to cover such derivatives transactions. As to these securities, there is a risk that, should the fund desire to sell them, a ready buyer will not be available at a price the fund deems representative of their value, which could adversely affect the value of the fund’s net assets.

Section 4(a)(2) Paper and Rule 144A Securities.

“Section 4(a)(2) paper” consists of commercial obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act. Section 4(a)(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(a)(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(a)(2) paper, thus providing liquidity. “Rule 144A securities” are securities that are not registered under the Securities Act but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(a)(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid investments. Investing in Rule 144A securities could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from the fund or other holders. Liquidity determinations with respect to Section 4(a)(2) paper and Rule 144A securities will be made by the fund’s board or by the Adviser pursuant to guidelines established by the board. The fund’s board or the Adviser will consider availability of reliable price information and other relevant information in making such determinations.

Non-Diversified Status

The fund's classification as a "non-diversified" investment company means that the proportion of the fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The 1940 Act generally requires a "diversified" investment company, with respect to 75% of its total assets, to invest not more than 5% of such assets in securities of a single issuer. Since a relatively high percentage of a non-diversified fund's assets may be invested in the securities of a limited number of issuers or industries, a non-diversified fund may be more sensitive to changes in the market value of a single issuer or industry. However, to meet federal tax requirements for qualification as a RIC, at the close of each quarter of the fund’s taxable year, its assets must be diversified so that (a) at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than

23

securities of other RICs) of two or more issuers that it controls and that are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

Cybersecurity Risk

The fund and its service providers are susceptible to operational and information security risks due to cybersecurity incidents. In general, cybersecurity incidents can result from deliberate attacks or unintentional events. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cybersecurity incidents affecting the Adviser, Sub-adviser(s), Transfer Agent or Custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the fund’s ability to calculate its NAV; impediments to trading for the fund’s portfolio; the inability of fund shareholders to transact business with the fund; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the fund invests, counterparties with which the fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Recent Market and Economic Developments

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in Wuhan City, Hubei Province, China and has now been detected internationally. The virus, named "SARS-CoV-2" (sometimes referred to as the "coronavirus") and the resulting disease, which is referred to as "COVID-19," has been declared a pandemic by the World Health Organization and has resulted in border closings, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty.

The United States and global debt and equity capital markets have been negatively impacted by significant uncertainty related to the pandemic spread of COVID-19. This uncertainty and related concerns that financial institutions as well as the global financial system are experiencing severe economic distress have materially and adversely impacted the broader financial and credit markets and the debt and equity capital for the market as a whole. These events contributed to severe market volatility which may adversely impact the fund's net asset values and result in heightened volatility in the performance of the fund's portfolio investments.

Markets generally, and the energy sector specifically, have also been adversely impacted by reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the pandemic spread of COVID-19 and by price competition among key oil producing countries.

The current market conditions, as well as various social and political tensions in the United States and around the world, may continue to contribute to increased market volatility, may have long-term effects on the U.S. and global financial markets, and may cause further economic uncertainties or deterioration in the United States and worldwide. The prolonged continuation or further deterioration of the current U.S. and global economic downturn could adversely impact the fund. The Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or

24

similar events in the future on the U.S. economy, the securities markets and issuers held in the fund's portfolio. Federal Reserve policy in response to market conditions, including with respect to certain interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower the fund's performance or impair the fund's ability to achieve its investment objective. The Adviser intends to monitor developments and seek to manage the fund in a manner consistent with achieving the fund's investment objective, but there can be no assurance that it will be successful in doing so.

ADDITIONAL INFORMATION ABOUT THE BOARD

Board Oversight Role in Management

The board’s role in management of the fund is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the fund, primarily the Adviser and its affiliates, have responsibility for the day-to-day management of the fund, which includes responsibility for risk management (including management of investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of their oversight, the board, acting at their scheduled meetings, or the Chairman acting between board meetings, regularly interacts with and receives reports from senior personnel of the Adviser and its affiliates, service providers, including the Adviser’s Director of Investment Oversight (or a senior representative of his office), the fund's and the Adviser’s CCO and portfolio management personnel. The board’s audit committee (which consists of all Independent Board Members) meets during its regularly scheduled and special meetings, and between meetings the audit committee chair is available to the fund's independent registered public accounting firm and the fund's Treasurer. The board also receives periodic presentations from senior personnel of the Adviser and its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as cybersecurity, anti-money laundering, personal trading, valuation, investment research and securities lending (if any). As warranted, the board also receives informational reports from the counsel to the fund regarding regulatory compliance and governance matters. The board has adopted policies and procedures designed to address certain risks to the fund. In addition, the Adviser and other service providers to the fund have adopted a variety of policies, procedures and controls designed to address particular risks to the fund. Different processes, procedures and controls are employed with respect to different types of risks. However, it is not possible to eliminate all of the risks applicable to the fund, and the board’s risk management oversight is subject to inherent limitations.

Board Composition and Leadership Structure

The 1940 Act requires that at least 40% of the board members be Independent Board Members and as such are not affiliated with the Adviser. To rely on certain exemptive rules under the 1940 Act, a majority of the fund's board members must be Independent Board Members, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Board Members. Currently, all of the fund's board members are Independent Board Members. The board has determined that its leadership structure, in which the Chairman of the Board is not affiliated with the Adviser, is appropriate in light of the specific characteristics and circumstances of the fund, including, but not limited to: (i) the services that the Adviser and its affiliates provide to the fund and potential conflicts of interest that could arise from these relationships; (ii) the extent to which the day-to-day operations of the fund are conducted by fund officers and employees of the Adviser and its affiliates; and (iii) the board’s oversight role in management of the fund.

25

Additional Information About the Board and its Committees

Board members are subject to a maximum term of 15 years, provided that the Board shall have the ability to extend the maximum term up to an additional three years pursuant to a policy adopted by the Board or the By-laws. The board has a standing audit committee and nominating committee. The board has also created a valuation committee composed of officers of the fund.

The function of the audit committee is (i) to oversee the fund's accounting and financial reporting processes and the audits of the fund's financial statements and (ii) to assist in the board’s oversight of the integrity of the fund's financial statements, the fund's compliance with legal and regulatory requirements and the independent registered public accounting firm’s qualifications, independence and performance.

The nominating committee is responsible for selecting and nominating persons as members of the board for election or appointment by the board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Trust, 240 Greenwich Street, New York, New York 10286, which includes information regarding the recommended nominee as specified in the nominating committee charter.

The valuation committee assists in valuing fund investments.

MANAGEMENT ARRANGEMENTS

The Adviser

The Adviser is an investment adviser registered with the SEC as such pursuant to the Investment Advisers Act of 1940. The Adviser is the primary ETF business, and a wholly-owned subsidiary, of BNY Mellon, a global financial services company focused on helping clients manage and service their financial assets, operating in 35 countries and serving more than 100 markets. BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY Mellon Investment Management is one of the world’s leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon’s affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.im.bnymellon.com.

Pursuant to a management or advisory agreement applicable to the fund, the Adviser generally maintains office facilities on behalf of the fund, and furnishes statistical and research data, clerical help, data processing, bookkeeping and internal auditing and certain other required services to the fund.

For the services provided to the fund under the management agreement, the fund pays the Adviser a monthly fee, if any, based on a percentage of the fund’s average daily net assets as set forth in the fund’s prospectus.

The fund's management agreement provides that the Adviser will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program to be adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

26

The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. The Adviser may pay the Distributor or financial intermediaries for shareholder or other services from the Adviser’s own assets, including past profits but not including the management fee paid by the fund. The Distributor may use part or all of such payments to pay Service Agents. The Adviser also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate, and may make revenue transfers to affiliates. Service Agents and their representatives generally will be able to accept payments or other compensation only to the extent consistent with applicable law and the Service Agent’s own policies, procedures and practices.

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser. The Sub-Adviser provides day-to-day investment management of the fund’s portfolio (or a portion thereof allocated by the Adviser), and certain related services. For Walter Scott, which is a subsidiary of BNY Mellon, see “The Adviser” above for ownership information.

Portfolio Managers and Portfolio Manager Compensation

The Sub-Adviser provides the fund with portfolio managers who are authorized by the board to execute purchases and sales of securities. Portfolio managers are compensated by the company that employs them, and are not compensated by the fund. The fund’s portfolio managers are listed in Part I of this SAI.

The fund's portfolio managers are employed by Walter Scott. The following provides information as of the date of this SAI about the compensation policies for portfolio managers.

Walter Scott.

Walter Scott’s staff are paid competitive base salaries. Everyone in the firm is eligible to participate in the firm’s annual profit share, which is a fixed percentage of the firm’s pre-incentive operating profits. This is the sole source of incentive compensation, with performance being measured on a variety of goals and outcomes unique to each individual but ultimately contributing to the firm’s investment objectives and the client service Walter Scott provides.

Compensation awards for those in the Research team are measured using the same outcomes. Long-term performance, contribution in portfolio management decisions, research effort, stock picking success and support in best serving our clients are amongst other factors considered when determining an individual’s profit share. The importance given to particular factors will vary over time and between individuals.

The relative weights of base salary and profit share move according to performance. The components of compensation will also vary from year-to-year depending on the level of operating profit. There is, however, no cap on profit share as a percentage of base salary.

For directors and some senior staff, the majority of annual compensation comprises a share of the firm’s profits. An element of this is deferred via a long-term incentive plan. This is primarily invested in a global equity fund of which Walter Scott is the investment adviser with the balance in BNY Mellon stock. Both have a deferral period which vests on a pro-rata basis over four years.

Certain Conflicts of Interest with Other Accounts

Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of private clients or institutions such as pension funds,

27

insurance companies and foundations), private funds, bank collective trust funds or common trust accounts and wrap fee programs that invest in securities in which the fund may invest or that may pursue a strategy similar to the fund’s component strategies (“Other Accounts”).

Potential conflicts of interest may arise because of an Adviser’s or portfolio manager’s management of the fund and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as an Adviser may be perceived as causing accounts it manages to participate in an offering to increase the Adviser’s overall allocation of securities in that offering, or to increase the Adviser’s ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as an Adviser may have an incentive to allocate securities that are expected to increase in value to preferred accounts. IPOs, in particular, are frequently of very limited availability. A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when the fund purchase increases the value of securities previously purchased by the Other Account or when a sale in one account lowers the sale price received in a sale by a second account. Conflicts of interest may also exist with respect to portfolio managers who also manage performance-based fee accounts, which could give the portfolio managers an incentive to favor such Other Accounts over the corresponding funds such as deciding which securities to allocate to the fund versus the performance-based fee account. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the fund, that they are managing on behalf of an Adviser. The Advisers periodically review each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the fund. In addition, an Adviser could be viewed as having a conflict of interest to the extent that the Adviser or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the fund.

Other Accounts may have investment objectives, strategies and risks that differ from those of the relevant fund. In addition, the fund, as a registered investment company, is subject to different regulations than certain of the Other Accounts and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Other Accounts. For these or other reasons, the portfolio managers may purchase different securities for the fund and the Other Accounts, and the performance of securities purchased for the fund may vary from the performance of securities purchased for Other Accounts. The portfolio managers may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the fund, which could have the potential to adversely impact the fund, depending on market conditions. In addition, if the fund’s investment in an issuer is at a different level of the issuer’s capital structure than an investment in the issuer by Other Accounts, in the event of credit deterioration of the issuer, there may be a conflict of interest between the fund’s and such Other Accounts’ investments in the issuer. If an Adviser sells securities short, it may be seen as harmful to the performance of any funds investing “long” in the same or similar securities whose market values fall as a result of short-selling activities.

BNY Mellon and its affiliates, including the Adviser, Sub-Advisers affiliated with the Adviser and others involved in the management, sales, investment activities, business operations or distribution of the funds, are engaged in businesses and have interests other than that of managing the funds. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities, instruments and companies that may be directly or indirectly purchased or sold by the fund or the fund's service providers, which may cause conflicts that could disadvantage the funds.

BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the funds. BNY Mellon has no obligation to provide to the Adviser or the funds, or effect transactions on behalf of the funds in accordance with, any market or other information, analysis, or research in its possession. Consequently, BNY Mellon (including, but not limited

28

to, BNY Mellon’s central Risk Management Department) may have information that could be material to the management of the funds and may not share that information with relevant personnel of the Adviser. Accordingly, in making investment decisions for the fund, the Adviser does not seek to obtain or use material inside information that BNY Mellon may possess with respect to such issuers. However, because an Adviser, in the course of investing fund assets in loans (as described above), may have access to material non-public information regarding a Borrower, the ability of the fund or funds advised by such Adviser to purchase or sell publicly-traded securities of such Borrowers may be restricted.

Code of Ethics. The funds, the Adviser, the Sub-Advisers and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by the fund. The Code of Ethics subjects the personal securities transactions of employees to various restrictions to ensure that such trading does not disadvantage any fund. In that regard, portfolio managers and other investment personnel employed by the Adviser or an Affiliated Entity or a Sub-Adviser affiliated with the Adviser must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and also are subject to the oversight of BNY Mellon’s Investment Ethics Committee. Portfolio managers and other investment personnel may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

Distributor

The Distributor, a wholly-owned subsidiary of the BNY Mellon, located at 240 Greenwich Street, New York, New York 10286, serves as the fund’s distributor on a best efforts basis pursuant to an agreement, which continues for two years after its effective date and thereafter is renewable annually, with the fund. Shares will be continuously offered for sale by series of the Trust through the Distributor only in Creation Units, as described in the prospectus and below under “Purchase and Redemption of Fund Shares.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act and a member of FINRA. The Distributor has no role in determining the investment policies of the Trust series or which securities are to be purchased or sold. An affiliate of the Distributor may assist Authorized Participants in assembling shares to purchase Creation Units or upon redemption, for which it may receive commissions or other fees from such Authorized Participants. The Distributor also serves as distributor for other affiliated mutual funds.

Service Agents. The Adviser or the Distributor may provide additional cash payments out of its own resources to Service Agents that provide services. Such payments are separate from any 12b-1 fees and/or shareholder services fees or other expenses paid by the fund, as applicable. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from the Adviser’s or the Distributor’s own resources to Service Agents for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. From time to time, the Adviser or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the fund to you. In addition, except when not consistent with legal requirements, the Distributor may provide additional and differing compensation from its own assets to certain of its employees who promote the sale of select funds to certain Service Agents, who in turn may recommend such funds to their clients; in some cases, these payments may create an incentive for the

29

employees of the Distributor to promote the fund for which the Distributor provides a higher level of compensation. This potential conflict of interest may be addressed by policies, procedures or practices that are adopted by the Service Agent. As there may be many different policies, procedures or practices adopted by different Service Agents to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a Service Agent and its representatives may vary by Service Agent.

Please contact your financial intermediary, as a potential Service Agent, for details about any payments it may receive in connection with the sale of fund shares or the provision of services to the fund.

The Distributor also may act as a Service Agent. Any payment as well as other payments from the fund to the Distributor’s affiliates, such as the management fee payable to the Adviser, may create an incentive for the Distributor to recommend or sell shares of the fund. The Distributor and its representatives generally will be able to accept the applicable payments in exchange for serving as a Service Agent only to the extent consistent with applicable law and any related policies, procedures or practices adopted by the Distributor.

Transfer Agent and Custodian

The Transfer Agent, an affiliate of the Adviser, located at 240 Greenwich Street, New York, New York 10286, is the fund’s transfer and dividend disbursing agent. Pursuant to a transfer agency agreement with the fund, the Transfer Agent will arrange for the maintenance of a record of fund shares held by The Depository Trust Company (“DTC”) and prepare and transmit by means of DTC’s book entry system, payments for dividends and distributions on or with respect to the shares declared by the Trust on behalf of the fund. For these services, the Transfer Agent receives a monthly fee from the Adviser, and is reimbursed for certain out-of-pocket expenses.

The Custodian, an affiliate of the Adviser, located at 240 Greenwich Street, New York, New York 10286, serves as custodian for the investments of the funds. The Custodian has no part in determining the investment policies of the funds or which securities are to be purchased or sold by the funds. Pursuant to a custody agreement applicable to the fund, the Custodian holds the fund’s securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from the Adviser based on the market value of the fund’s assets held in custody and receives certain securities transaction charges.

Annual Anti-Money Laundering Program Review

The fund may engage an accounting firm (which may be the independent registered public accounting firm that audits the fund's financial statements) to perform an annual independent review of the fund's anti-money laundering program.

Fund's Compliance Policies and Procedures

The fund has adopted compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act that cover, among other matters, certain compliance matters relevant to the management and operations of the fund.

Combined Prospectuses

The fund’s prospectus may be combined with the prospectus of one or more funds that are not governed by the same board as the fund. This practice of combining prospectuses is for the convenience of fund shareholders and prospective fund shareholders, so that they can review features of multiple funds simultaneously. However, the fund’s board is only responsible for the disclosure in the fund’s prospectus

30

applicable to such fund, regardless of other disclosure that may be contained in a combined prospectus for such fund and one or more other funds.

Escheatment

Under certain circumstances, your financial intermediary account may be deemed “abandoned” or “unclaimed” under a state’s abandoned or unclaimed property laws. The financial intermediary then may be required to “escheat” or transfer the assets in your account, including the fund’s shares, to the applicable state’s unclaimed property administration. Escheatment rules vary from state to state, but generally, your account could be escheated if:

  there has been no account activity or contact initiated by you for the period of time specified by your state (usually three or five years) and/or mail to the account address is returned as undeliverable by the United States Postal Service

In addition, no interest will accrue on uncashed dividends, capital gains or redemption checks, and such checks may be escheated. Please contact your financial intermediary for more information.

DETERMINATION OF NAV

Valuation of Portfolio Securities

The fund’s equity investments, including option contracts and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on NASDAQ markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day.

Substantially all of the fund’s debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the board, the amortized cost method would not represent fair value.

Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate, and foreign currency forward contracts generally are valued using the forward rate obtained from a Service. If the fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the fund's NAV may not take place contemporaneously with the determination of prices of certain of the fund's portfolio securities. Foreign securities held by the fund may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when investors will not be able to purchase or sell (redeem) fund shares.

31

Generally, over-the-counter option contracts and interest rate, credit default, total return and equity swap agreements, and options thereon, will be valued by the Service. Equity-linked instruments, such as contracts for difference, generally will be valued by the Service based on the value of the underlying reference asset(s). Futures contracts will be valued at the most recent settlement price. Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the board. Fair value of investments may be determined by the board or the fund’s valuation committee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs.

Calculation of NAV

Except as otherwise described in the prospectus, NAV per share of the fund is determined on each day the Exchange is scheduled to be open for regular business, as of the scheduled close of regular session trading on the Exchange (normally 4:00 p.m. Eastern time). For purposes of determining NAV, certain options and futures contracts may be valued 15 minutes after the scheduled close of trading on the floor of the Exchange. The NAV per share of the fund is computed by dividing the value of the fund’s net assets (i.e., the value of its assets less liabilities) by the total number of shares of the fund outstanding.

Fund expenses and fees, including management fees and fees pursuant to Plans (if applicable, and reduced by the fund’s expense limitation, if any), are accrued daily and taken into account for the purpose of determining the NAV of the fund’s shares.

Expense Allocations

Except as may be otherwise described in “Certain Expense Arrangements and Other Disclosures” in Part II of this SAI, all expenses incurred in the operation of the series of a fund company are borne by the fund company. Expenses attributable to a particular series of a fund company are charged against the assets of that series; other expenses of the fund company are allocated among the series on the basis determined by the board, including, but not limited to, proportionately in relation to the net assets of each series.

Exchange and Transfer Agent Closings

The holidays (as observed) on which both the Exchange and the Transfer Agent are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. In addition, the Exchange is closed on Good Friday.

ADDITIONAL INFORMATION ABOUT DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, if any, are generally declared and paid annually, but may vary from period to period.

Distributions of net realized capital gains (i.e. the excess of the fund’s net long-term capital gains over its net short-term capital losses), if any, generally are declared and paid once a year. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all

32

events in a manner consistent with the provisions of the 1940 Act. The fund may not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired.

Dividends and other distributions on shares are distributed on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the fund.

Broker-dealers or other financial intermediaries, at their own discretion, may offer a dividend reinvestment service under which shares are purchased in the secondary market at current market prices. Investors should consult their broker-dealer or other financial intermediary for further information regarding any dividend reinvestment service offered.

Any dividend or distribution paid shortly after an investor’s purchase of fund shares may have the effect of reducing the aggregate NAV of the shares below the cost of the investment (“buying a dividend”). Such a dividend or distribution would be a return of capital in an economic sense, although taxable as stated in the prospectus and this SAI. In addition, the Code provides that if a shareholder holds shares of the fund for six months or less and has (or is deemed to have) received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received or deemed to have been received. The Code further provides that if a shareholder holds shares of a municipal or other tax-exempt fund for six months or less and has received an exempt-interest dividend with respect to such shares, any loss incurred on the sale of such shares generally will be disallowed to the extent of the exempt-interest dividend received.

CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS

The following is a summary of certain federal income tax considerations generally affecting the fund and its shareholders that supplements the discussions in the prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the fund or its shareholders, and the discussion here and in the prospectus is not intended to be a substitute for careful tax planning. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The following information should be read in conjunction with the section in the prospectus entitled “Additional Tax Information.”

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Taxation of the Fund. The fund is treated as a separate corporation for federal income tax purposes. The fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the prospectus. Losses in one series of the Trust do not offset gains in any other series of the Trust and the requirements (other than certain organizational requirements) for qualifying for treatment as a RIC are determined at the fund level rather than at the Trust level. The fund will elect and intends to qualify each year to be treated as a separate RIC under Subchapter M of the Code. As such, the

33

fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to qualify for treatment as a RIC, the fund must distribute annually to its shareholders at least the sum of 90% of its taxable net investment income (including for this purpose, dividends, taxable interest, the excess of net short-term capital gains over net long-term capital losses, less operating expenses), computed without regard to the dividends-paid deduction, and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the fund’s taxable year, its assets must be diversified so that (a) at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers that it controls and that are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

If the fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the fund may be required to dispose of certain assets. If these relief provisions were not available to the fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular corporate rate (currently 21%) without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. If the fund determines that it will not qualify for treatment as a RIC, the fund will establish procedures to reflect the anticipated tax liability in the fund’s NAV. To requalify for treatment as a RIC in a subsequent taxable year, the fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the fund failed to qualify for tax treatment as a RIC. If the fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders.

As discussed more fully below, the fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year.

Although the fund intends to distribute substantially all of its net investment income and its capital gains for any taxable year, if the fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The

34

fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits. If the fund failed to satisfy the Distribution Requirement for any taxable year, it would be taxed as a regular corporation, with consequences generally similar to those described in the second paragraph of this section “Taxation of the Fund.”

The fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by the fund and subject to corporate income tax will be considered to have been distributed. The fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax, but can make no assurances that such tax liability will be entirely eliminated. The fund may in certain circumstances be required to liquidate fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the fund to satisfy the requirement for qualification as a RIC.

The fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the fund may carry a net capital loss from any taxable year forward to offset its capital gains in future years. The fund is permitted to carry forward a net capital loss to offset its capital gains, if any, in years following the year of the loss. The fund is permitted to carryforward indefinitely a net capital loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the fund and may not be distributed as capital gains to its shareholders. Generally, the fund may not carry forward any losses other than net capital losses. Moreover, the carryover of capital losses may be limited under the general loss limitation rules if the fund experiences an ownership change as defined in the Code.

Taxation of Shareholders - Distributions. The fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the fund, constitutes the fund’s net investment income. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The fund will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends-received deduction, the portion of dividends which may qualify for treatment as qualified dividend income, and the amount of exempt-interest dividends, if any.

35

Subject to certain limitations, dividends reported by the fund as qualified dividend income will be taxable to non-corporate shareholders at rates of up to 20%. Dividends may be reported by the fund as qualified dividend income if they are attributable to qualified dividend income received by the fund. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain U.S. and foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and other foreign corporations if the stock with respect to which the dividends are paid is tradable on an established securities market in the United States. A dividend generally will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the stock on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the stock becomes ex-dividend (which is the day on which declared distributions (dividends or capital gains) are deducted from the fund’s assets before it calculates the NAV) with respect to such dividend or, in the case of certain preferred stock, for more than 90 days during the 181-day period beginning 90 days before such date, (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, (iii) the fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. The holding period requirements described in this paragraph apply to shareholders’ investments in the fund and to the fund’s investments in underlying dividend-paying stocks. Dividends treated as received by the fund from an ETF, an underlying fund taxable as a RIC, or from a REIT may be treated as qualified dividend income generally only to the extent the dividend distributions are attributable to qualified dividend income received by such ETF, underlying fund, or REIT. However, the fund’s investment strategies may limit its ability to distribute dividends eligible to be treated as qualified dividend income. It is expected that dividends received by the fund from a REIT and distributed from that fund to a shareholder generally will be taxable to the shareholder as ordinary income. The fund’s participation in the lending of securities may affect the amount, timing, and character of distributions to its shareholders. If the fund participates in a securities lending transaction and receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan in a securities lending transaction, such income generally will not constitute qualified dividend income and thus dividends attributable to such income will not be eligible for taxation at the rates applicable to qualified dividend income for individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. If 95% or more of the fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the fund may report all distributions of such income as qualified dividend income.

Certain dividends received by the fund from U.S. corporations (generally, dividends received by the fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) when distributed and appropriately so reported by the fund may be eligible for the 50% dividends received deduction generally available to corporations under the Code. Dividends received by the fund from REITs will not be eligible for that deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their shares, and, if they borrow to acquire or otherwise incur debt attributable to shares, they may be denied a portion of the dividends-received deduction with respect to those shares. Any corporate shareholder should consult its tax advisor regarding the possibility that its tax basis in its shares may be reduced, for U.S. federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required. The fund’s investment strategies may significantly limit its ability to distribute dividends eligible to for the dividends received deduction.

36

Distributions from the fund’s net short-term capital gains will generally be taxable to shareholders as ordinary income. Distributions from the fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their shares. Long-term capital gains are generally taxed to non-corporate shareholders at rates of up to 20%.

Although dividends generally will be treated as distributed when paid, any dividend declared by the fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared. A taxable shareholder may wish to avoid investing in the fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

If the fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

Distributions that are reinvested in additional shares of the fund through the means of a dividend reinvestment service, if offered by your broker-dealer, will nevertheless be taxable dividends to the same extent as if such dividends had been received in cash.

A 3.8% tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of shares) are generally taken into account in computing a shareholder’s net investment income, but exempt-interest dividends generally are not taken into account.

The fund’s shareholders will be notified annually by financial intermediaries, such as brokers, through which a shareholder holds fund shares as to the federal tax status of all distributions made by the fund. Shareholders who have not held the fund’s shares for a full year should be aware that the fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the fund. Distributions of ordinary income and capital gains may also be subject to foreign, state and local taxes depending on a shareholder’s circumstances.

Taxation of Shareholders – Sale of Shares. In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A sale of shares held for a period of one year or less at the time of such sale will, for tax purposes, generally result in short-term capital gains or losses, and a sale of those held for more than one year will generally result in long-term capital gains or losses. Long-term capital gains are generally taxed to non-corporate shareholders at rates of up to 20%.

Gain or loss on the sale of shares is measured by the difference between the amount received and the adjusted tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares.

37

A loss realized on a sale of shares may be disallowed if substantially identical shares are acquired (whether through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale of shares held for six months or less will be disallowed to the extent of exempt-interest dividends paid on such shares, and any amount of the loss that exceeds the amount disallowed will be treated as long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains).

Cost Basis Reporting. The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Taxation of Fund Investments. Certain of the fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the fund to annually mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the fund to recognize income without receiving cash with which to make distributions to its shareholders in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The fund intends to monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve the fund’s qualification for treatment as a RIC.

Certain investments made by the fund may be treated as equity in passive foreign investment companies (“PFICs”) for federal income tax purposes. In general, a PFIC is a foreign corporation (i) that receives at least 75% of its annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of its assets (computed based on average fair market value) either produce or are held for the production of passive income. If the fund acquires any equity interest (under Treasury regulations that may be promulgated in the future, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in a PFIC, the fund could be subject to U.S. federal income tax and nondeductible interest charges on “excess distributions” received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. A “qualified electing fund” election or a “mark to market” election may be available that would ameliorate these adverse tax consequences, but such elections could require the fund to recognize taxable income or gain (subject to the distribution requirements applicable to RICs, as described above) without the concurrent receipt of cash. In order to satisfy the distribution requirements and avoid a tax at the fund level, the fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund. Gains from the sale of stock of PFICs may also be treated as ordinary income. Amounts included in income each year by the fund arising from a qualified electing fund election, will be “qualifying income” under the Qualifying Income Requirement even if not distributed to the fund, if the fund derives such income from its business of investing in stock, securities or currencies. The fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. In order for the fund to make a qualified electing fund election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the fund on an annual

38

basis, which it might not agree to do. The fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its returns from these investments.

A U.S. person that owns (directly, indirectly or constructively) 10% or more of the total combined voting power of all classes of stock or 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the Controlled Foreign Corporation (“CFC”) provisions of the Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” If the fund is a “U.S. Shareholder” of a CFC, the fund will be required to include in its gross income for United States federal income tax purposes the CFCs “subpart F income” (described below), whether or not such income is distributed by the CFC. “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The fund’s recognition of “subpart F income” will increase the fund’s tax basis in the CFC. Distributions by a CFC to the fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the fund’s tax basis in the CFC. “Subpart F income” is generally treated as ordinary income, regardless of the character of the CFC’s underlying income.

In general, each “U.S. Shareholder” is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC. In addition, a “U.S. Shareholder” may in certain circumstances be required to report a disposition of shares in the CFC by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Code) 10% or more of the total combined voting power of all classes of voting stock or 10% or more of the total value of shares of all classes of stock of a foreign corporation that is a CFC for an uninterrupted period of thirty (30) days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

The fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the fund. It is anticipated that certain net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the Qualifying Income Requirement.

The fund may invest in REITs. Investments in REIT equity securities may require the fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The fund’s investments in REIT equity securities may at other times result in the fund’s receipt of cash in excess of the REIT’s earnings; if the fund distributes these amounts, these distributions could constitute a return of capital to the fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Dividends received by the fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment

39

in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular the corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the fund to its shareholders that are attributable to qualified REIT dividends received by the fund and which the fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which the fund invests often do not provide complete and final tax information to the fund until after the time that the fund issues a tax reporting statement. As a result, the fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the fund (or your broker) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

Foreign Taxes. Dividends and interest received by the fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Any such taxes would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

If the fund meets certain requirements, which include a requirement that more than 50% of the value of the fund’s total assets at the close of its respective taxable year consist of certain foreign securities (generally including foreign government securities), then the fund should be eligible to file an election with the IRS that may enable its shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to certain foreign and U.S. possessions income taxes paid by the fund, subject to certain limitations.

Pursuant to this election, the fund would treat the applicable foreign taxes as dividends paid to its shareholders. Each such shareholder would be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If the fund makes this election, the fund will report annually the respective amounts per share of the fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If the fund does not make this election, the fund will be entitled to claim a deduction for certain foreign taxes incurred by the fund. In certain instances, the fund might not elect to apply otherwise allowable U.S. federal income tax deductions for those foreign taxes, whether or not credits or deductions for those foreign taxes could be passed through to its shareholders pursuant to the election described above. If the fund does not elect to apply these deductions, taxable distributions you receive from the fund may be larger than they would have been if the fund had taken deductions for such taxes. Under certain

40

circumstances, if the fund receives a refund of foreign taxes paid in respect of a prior year, the value of shares could be reduced or any foreign tax credits or deductions passed through to shareholders in respect of the fund’s foreign taxes for the current year could be reduced.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the fund where, for example, (i) the fund invests in REITs that hold residual interests in REMICs, (ii) the fund invests in a REIT that is a taxable mortgage pool (“TMP”) or has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing the fund from holding investments in REITs that hold residual interests in REMICs, and the fund may do so. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

Certain tax-exempt educational institutions will be subject to a 1.4% tax on net investment income. For these purposes, certain dividends and capital gain distributions, and certain gains from the disposition of shares (among other categories of income), are generally taken into account in computing a shareholder’s net investment income.

Foreign Shareholders. Dividends, other than capital gains dividends and exempt-interest dividends, “short-term capital gain dividends” and “interest-related dividends” (described below), paid by the fund to shareholders who are nonresident aliens or foreign entities will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law to the extent derived from investment income and short-term capital gain or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Any foreign shareholders in the fund may be subject to U.S. withholding and estate tax and such shareholders are urged to consult their own tax advisors concerning the applicability of such taxes and the proper withholding form(s) to be submitted to the fund. A foreign shareholder who fails to provide an appropriate series of IRS Form W-8 may be subject to backup withholding (discussed below) at the appropriate rate.

Dividends reported by the fund as (i) interest-related dividends, to the extent such dividends are derived from the fund’s “qualified net interest income,” or (ii) short-term capital gain dividends, to the extent such dividends are derived from the fund’s “qualified short-term gain,” are generally exempt from this 30% withholding tax. “Qualified net interest income” is the fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the fund’s net short-term capital gain for the taxable year over its net long-term capital loss, if any. In the case of shares held through an intermediary, the intermediary may withhold even if the fund reports the payment as an interest-related dividend or as a short-term capital gain dividend. Short-term capital gain dividends received by a nonresident alien individual who is present in the United States for a period of periods aggregating 183 days or more during the taxable year are not exempt from the 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Unless certain foreign entities that hold shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to fund distributions (other than exempt-interest dividends) payable to

41

such entities. A foreign shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Backup Withholding. The fund will be required in certain cases to withhold (as “backup withholding”) on amounts (including exempt-interest dividends) payable to any shareholder who (1) has provided the fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) has failed to certify to the fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.

Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” (for an Authorized Participant that does not mark-to-market its holdings) or on the basis that there has been no significant change in economic position.

Any gain or loss realized upon a creation of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Similarly, any gain or loss realized upon a redemption of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year, and otherwise will be short-term capital gain or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year, and otherwise, will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be disallowed to the extent of exempt-interest dividends paid with respect to the Creation Units, and to the extent not disallowed will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the fund and if, pursuant to section 351 of the Code, the fund would have a basis in any deposit securities different from the market value of such securities on the date of deposit. The fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the fund, the purchaser (or a group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency for U.S. federal income tax purposes who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, or upon the use of the non-U.S. currency to pay expenses or acquire assets,

42

recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Certain Potential Tax Reporting Requirements. Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of the fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including significant penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Tax Matters. The discussion of state and local tax treatment is based on the assumptions that the fund will qualify for treatment under Subchapter M of the Code as a RIC, that it will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that the fund will distribute all interest and dividends it receives to its shareholders. The tax discussion summarizes general state and local tax laws which are currently in effect and which are subject to change by legislative, judicial or administrative action; any such changes may be retroactive with respect to the fund’s transactions. Investors should consult a tax advisor for more detailed information about state and local taxes to which they may be subject.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investment in Ginnie Maes or Fannie Maes, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. It is expected that the fund will not be liable for any corporate excise, income or franchise tax in Massachusetts if the fund qualifies as a RIC for federal income tax purposes.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

43

PORTFOLIO TRANSACTIONS

The Adviser assumes general supervision over the placement of securities purchase and sale orders on behalf of the fund. The fund employs a Sub-Adviser.1 The fund uses the research facilities, and are subject to the internal policies and procedures, of the Sub-Adviser and execute portfolio transactions through the trading desk of the Sub-Adviser (collectively the “Trading Desk”).

Trading the Fund's Portfolio Securities

Debt securities purchased and sold by the fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a “spread.” Other portfolio transactions may be executed through brokers acting as agents, which are typically paid a commission.

The Trading Desk generally has the authority to select brokers (for stocks) or dealers (for fixed-income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable. In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

In general, brokers or dealers involved in the execution of portfolio transactions on behalf of the fund are selected on the basis of their professional capability and the value and quality of their services. The Trading Desk seeks to obtain best execution by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counterparty risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

Investment decisions for one fund or account are made independently from those for other funds or accounts managed by the portfolio managers. Under the Trading Desk’s procedures, portfolio managers and their corresponding Trading Desks may, but are not required to, seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one fund or account, and available investments or opportunities for sales will be allocated equitably to each. In some cases, this policy may adversely affect the size of the position obtained or sold or the price paid or received by the fund. When transactions are aggregated, but it is not possible to receive the same price or execution on the entire volume of securities purchased or sold, the various prices may be averaged, and the fund will be charged or credited with the average price.

_________________________________

[1]	The fund does not use a dual employee arrangement between the Adviser and an Affiliated Entity as referenced in this section.
44

The portfolio managers will make investment decisions for the funds as they believe are in the best interests of the funds. Investment decisions made for the fund may differ from, and may conflict with, investment decisions made for other funds and accounts advised by the Adviser and its Affiliated Entities or a Sub-Adviser. Actions taken with respect to such other funds or accounts may adversely impact the fund, and actions taken by the fund may benefit the Adviser or its Affiliated Entities or a Sub-Adviser or other funds or accounts advised by the Adviser or an Affiliated Entity or Sub-Adviser. Funds and accounts managed by the Adviser, an Affiliated Entity or a Sub-Adviser may own significant positions in an issuer of securities which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions. Regulatory restrictions (including, but not limited to, those related to the aggregation of positions among other funds and accounts or those restricting trading while in possession of material non-public information, such as may be deemed to be received by the fund’s portfolio manager by virtue of the portfolio manager’s position or other relationship with the fund’s portfolio company) and internal BNY Mellon policies, guidance or limitations (including, but not limited to, those related to the aggregation of positions among all fiduciary accounts managed or advised by BNY Mellon and all its affiliates (including the Adviser and its Affiliated Entities) and the aggregate exposure of such accounts) may restrict investment activities of the funds. While the allocation of investment opportunities among the fund and other funds and accounts advised by the Adviser and its Affiliated Entities may raise potential conflicts because of financial, investment or other interests of BNY Mellon or its personnel (or, with respect to the fund advised by a Sub-Adviser, the Sub-Adviser and its affiliates), the portfolio managers will make allocation decisions consistent with the interests of the fund and other funds and accounts and not solely based on such other interests.

Portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts (“cross transactions”). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

The Adviser, an Affiliated Entity or a Sub-Adviser may buy for the fund securities of issuers in which other funds or accounts advised by the Adviser, the Affiliated Entity or the Sub-Adviser may have, or are making, an investment in the same issuer that are subordinate or senior to the securities purchased for the fund. For example, the fund may invest in debt securities of an issuer at the same time that other funds or accounts are investing, or currently have an investment, in stocks of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by the Adviser, an Affiliated Entity or a Sub-Adviser relating to what actions are to be taken may raise conflicts of interests, and the Adviser, the Affiliated Entity or the Sub-Adviser, as applicable, may take actions for certain funds or accounts that have negative impacts on other funds or accounts.

Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, portfolio managers will not be deterred from changing the fund’s investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

To the extent that the fund invests in foreign securities, certain of the fund’s transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

45

The Adviser (and, where applicable, an Affiliated Entity or a Sub-Adviser) may utilize the services of an affiliate to effect certain client transactions when it determines that the use of such affiliate is consistent with its fiduciary obligations, including its obligation to obtain best execution, and the transactions are in the best interests of its clients. Procedures have been adopted in conformity with Rule 17e-1 under the 1940 Act to provide that all brokerage commissions paid by the funds to the Adviser (and, where applicable, an Affiliated Entity or a Sub-Adviser) are reasonable and fair.

For funds that invest in municipal securities, portfolio securities are purchased from and sold to parties acting as either principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions as such are paid by the fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price.

Soft Dollars

The term “soft dollars” is commonly understood to refer to arrangements where an investment adviser uses client (or fund) brokerage commissions to pay for research and brokerage services to be used by the investment adviser. Section 28(e) of the Exchange Act provides a “safe harbor” that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

As of the date of this SAI, the funds do not engage in any soft dollar arrangements or transactions with respect to their assets.

DISCLOSURE OF PORTFOLIO HOLDINGS

Policy on Disclosure of Portfolio Holdings

The Trust has adopted a policy regarding the disclosure of information about the fund's portfolio holdings. The board must approve all material amendments to this policy. The fund's portfolio holdings are publicly disseminated each day the fund is open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the fund. The Trust, the Adviser, the Sub-Advisers (as applicable) or BNY Mellon will not disseminate non-public information concerning the Trust, except information may be made available prior to its public availability: (i) to a party for a legitimate business purpose related to the day-to-day operations of the funds including (a) a service provider, (b) the stock exchanges upon which an ETF is listed, (c) the NSCC, (d) the Depository Trust Company, and (e) financial data/research companies such as Morningstar, Bloomberg L.P., FactSet, Barra LLC and RiskMetrics Group, and Reuters, or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception, with the consent of an applicable Trust officer.

SUMMARY OF THE PROXY VOTING POLICY AND PROCEDURES

The board has delegated to the Adviser and the Adviser has delegated to Walter Scott, the fund's Sub-adviser, the authority to vote proxies of companies held in the fund’s portfolio, except that the board has

46

delegated to Institutional Shareholder Services Inc. (“ISS”) the sole authority to vote proxies of Designated BHCs (defined below) for the fund as described below. Walter Scott’s proxy voting policies are attached at the end of this SAI as Appendix A.

Proxy Voting Operations

The fund has engaged ISS as their proxy voting agent to administer the ministerial, non-discretionary elements of proxy voting and reporting.

Policies and Procedures; Oversight

The CCO is responsible for confirming that Walter Scott has adopted and implemented written policies and procedures that are reasonably designed to ensure that the fund's proxies are voted in the best interests of the fund. In addition, the adequacy of such policies and procedures are reviewed at least annually, and proxy voting for the fund is monitored to ensure compliance with Walter Scott’s procedures, as applicable, such as by sampling votes cast for the fund, including routine proposals as well as those that require more analysis, to determine whether they complied with the applicable Walter Scott’s proxy voting procedures.

Review of Proxy Voting

The Adviser reports annually to the board on the fund's proxy voting, including information regarding: (1) proxy voting proposals that were voted; (2) proxy voting proposals that were voted against the management company's recommended vote, but in accordance with the applicable proxy voting guidelines; and (3) proxy voting proposals that were not voted, including the reasons the proxy voting proposals were not voted.

Availability of Fund Proxy Voting Records

Information regarding how the fund’s proxies were voted during the most recent 12-month period ended June 30th is available, by the following August 31st, on the SEC’s website at http://www.sec.gov on the fund’s Form N-PX.

Voting Shares of Certain Registered Investment Companies

Under certain circumstances, when the fund owns shares of another registered investment company (an “Acquired Fund”), the fund may be required by the 1940 Act or the rules thereunder, or exemptive relief from the 1940 Act and/or the rules thereunder, to vote such Acquired Fund shares in a certain manner, such as voting the Acquired Fund shares in the same proportion as the vote of all other holders of the same type of such Acquired Fund shares.

Voting Proxies of Designated BHCs

BNY Mellon is subject to the requirements of the Bank Holding Company Act of 1956, as amended (the "BHCA"). Among other things, the BHCA prohibits BNY Mellon, funds that BNY Mellon “controls” by virtue of share ownership (“Bank Controlled Funds”), and any fund or other investment account over which BNY Mellon exercises sole voting discretion (collectively, the "BNYM Entities"), in the aggregate, from owning or controlling or holding sole voting discretion with respect to 5% or more of any class of voting stock of certain U.S. bank holding companies, savings and loan holding companies, insured depository institutions and companies that control an insured depository institution (collectively, “BHCs"), without the prior approval of the Board of Governors of the Federal Reserve System (the "BHCA Rules").

47

For all funds except Bank Controlled Funds, the board has delegated to ISS the sole authority to vote proxies of BHCs for which one or more funds or other investment accounts over which BNYM Entities, in the aggregate, exercise sole voting discretion with respect to 5% or more of any class of voting stock of the BHC (collectively, the "Designated BHCs"). Because ISS has sole voting authority over voting securities issued by the Designated BHCs, the holdings of such securities by the funds (other than Bank Controlled Funds) are excluded from the 5% aggregate computation under the BHCA Rules and the funds (other than Bank Controlled Funds) are permitted to purchase and hold securities of BHCs without limits imposed by the BHCA. (Voting securities of BHCs held by funds that are Bank Controlled Funds, however, continue to be aggregated with the holdings of other BNYM Entities because of BNY Mellon's share ownership in those funds.)

An issuer that is a BHC will be identified as a Designated BHC (and voting authority over its voting securities will be delegated to ISS) when BNYM Entities in the aggregate own, control or hold sole voting discretion with respect to approximately 4.9% of any class of voting securities issued by the BHC. If such aggregate level of ownership, control or voting discretion decreases to approximately 3%, the issuer will no longer be considered a Designated BHC and Mellon will be redelegated sole voting authority over the BHC's voting securities held by the fund. BNY Mellon's Global Holdings Reporting Group is primarily responsible for monitoring (i) investments in BHCs for compliance with the 5% ownership limit under the BHCA Rules and (ii) the determination of the application of the delegation to ISS, and reappointment of Mellon, with respect to voting authority over Designated BHC securities.

ISS votes proxies delegated by the board in accordance with the voting guidelines of ISS.

Material Conflicts of Interest. ISS has policies and procedures in place to manage potential conflicts of interest that may arise as a result of work that ISS’s subsidiary performs for a corporate governance client and any voting of proxies relating to such client’s securities that ISS performs on behalf of the fund. Such policies and procedures include separate staffs for the work performed for corporate governance clients and ISS’s proxy voting services; a firewall that includes legal, physical and technological separations of the two businesses; and the employment of a blackout period on work performed with a corporate governance client during the pendency of a live voting issue in respect of securities of such client.

BNY Mellon Proxy Conflicts Policy

Under certain circumstances, BNY Mellon has determined that it may not be appropriate for its subsidiaries and business units with discretionary authority to vote proxies on behalf of clients, including Walter Scott (each, a “Voting Firm”), and has established a Proxy Voting Conflicts Policy (the “BNYM Policy”) that sets forth the required actions and reporting of Voting Firms when actual or potential conflicts of interest involving BNY Mellon arise. The BNYM Policy identifies several specific types of proxy solicitations that are considered “Primary Conflicts” for all Voting Firms. Primary Conflicts typically arise when proxies are issued by BNY Mellon or by a pooled vehicle when relating to services provided by a BNY Mellon affiliate and may also arise due to relationships between a proxy issuer and BNY Mellon or BNY Mellon’s Chief Executive Officer or Board of Directors. The BNYM Policy directs the manner in which such Primary Conflicts are to be addressed (e.g., application of pre-determined, written guidelines, client consent, or delegation to an independent fiduciary). The BNYM Policy also identifies as “Secondary Conflicts” situations that, while not identified as a Primary Conflict, may present an actual, potential or perceived material conflict for Voting Firms because of a relationship between a proxy issuer and BNY Mellon or its executive officers or Board of Directors.

When Primary Conflicts or Secondary Conflicts are voted in accordance with a Voting Firm’s pre-determined, written voting guidelines, it is BNY Mellon’s view that these votes do not present the potential for a material conflict of interest and no additional safeguards are needed.

48

The Voting Firms, including Walter Scott, are also subject to the policies and decisions of BNY Mellon’s Proxy Conflicts Committee (the “PCC”). Among other responsibilities, BNY Mellon has empowered the PCC to maintain, interpret and effect the BNYM Policy. If a Voting Firm needs interpretive guidance concerning a Primary Conflict or identifies a Secondary Conflict, the PCC shall review the matter, and (in the case of identified conflicts) determine how best to resolve the conflict (e.g., independent fiduciary, abstention, or mirror voting).

ADDITIONAL INFORMATION ABOUT THE FUND'S STRUCTURE; FUND SHARES AND VOTING RIGHTS

Massachusetts Business Trusts

If a fund is a series of a fund company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts, shareholders of the fund could, under certain circumstances, be held personally liable for the obligations of the fund. However, the fund company’s Agreement and Declaration of Trust (the “Trust Agreement”) disclaims shareholder liability for acts or obligations of the fund company and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund company or a board member. The Trust Agreement provides for indemnification from a fund’s property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The fund companies intend to conduct their operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of a fund.

Fund Shares and Voting Rights

Fund shares have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription rights or, except as described in the prospectus or this SAI, conversion rights and are freely transferable. Each fund share has one vote and, when issued and paid for in accordance with the terms of its offering, is fully paid and non-assessable.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for a fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of board members or the appointment of an independent registered public accounting firm. However, for a fund that is organized as a Massachusetts business trust or a series of a Massachusetts business trust, the holders of at least 30% of shares outstanding and entitled to vote may require a special meeting of shareholders to be held, including for purposes of removing a board member from office. In addition, the board will call a meeting of shareholders for the purpose of electing board members if, at any time, less than a majority of the board members then holding office have been elected by shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series, if any, affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. Rule

49

18f-2 exempts the selection of the independent registered public accounting firm and the election of board members from the separate voting requirements of the rule.

LOCAL MARKET HOLIDAY SCHEDULES

The Trust generally intends to effect deliveries of portfolio securities on a basis of “T” plus two Business Days (i.e., days on which the NYSE is open). The ability of the Trust to effect in-kind redemptions within two Business Days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant Business Days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within two Business Days. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than the standard settlement period. In certain circumstances during the calendar year, the settlement period may be greater than seven calendar days.

FINANCIAL STATEMENTS

The fund had not commenced operations as of the date of this SAI and therefore did not have any financial information to report as of that date.

GLOSSARY

The following are definitions of certain terms used in this Statement of Additional Information. Other terms are defined in the Statement Additional Information.

Term	Meaning

12b-1 Plan	A Plan adopted pursuant to Rule 12b-1 under the 1940 Act
1940 Act	Investment Company Act of 1940, as amended
ACH	Automated Clearing House
Accumulation Period	The period beginning on the fund’s ex-dividend date and ending on the day preceding the next ex-dividend date.
ADRs	American Depositary Receipts and American Depositary Shares
50

Adviser	BNY Mellon ETF Investment Adviser, LLC
Advisers Act	Investment Advisers Act of 1940
Adviser-sponsored	An IRA or Retirement Plan sponsored by the Adviser or its affiliates, including the Distributor
Affiliated Broker	A broker that is (1) an affiliate of the fund, or an affiliated person of such person or (2) an affiliated person of which is an affiliated person of the fund, its Adviser or the Distributor
Affiliated Entity	An affiliate of the Adviser that, along with the Adviser, employs fund portfolio managers who are dual employees of the Adviser and such affiliate
AMT	Federal alternative minimum tax
Authorized Participant	A Participating Party or DTC Participant that has executed a Participant Agreement with the Distributor, and has been accepted by the Trust, with respect to purchases and redemptions of Creation Units.
Business Day	Generally, any day on which the NYSE is open for business.
BNY Mellon	The Bank of New York Mellon Corporation; BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon may also refer to BNY Mellon and its direct and indirect subsidiaries
Cash Component	The deposit of a specified cash payment, which together with the Deposit Securities or Deposit Cash is deposited for a Creation Unit
CCO	Chief Compliance Officer
CEA	Commodities Exchange Act
CEO	Chief Executive Officer
CFTC	Commodity Futures Trading Commission
Code	Internal Revenue Code of 1986, as amended
CPO	Commodity pool operator
Creation Unit	Aggregations of a specified number of shares offered and issued by the fund
Custodian	The Bank of New York Mellon
Deposit Cash	A cash payment equal in value to the Deposit Securities
Deposit Securities	The basket of securities part of an underlying portfolio of the fund accepted for deposit for a Creation Unit
Distributor	BNY Mellon Securities Corporation
51

Dividend Equivalent Payment	A complete distribution of dividends on the day preceding the next dividend payment date of the fund, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of the fund (“Dividend Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Dividend Securities had been held by the fund for the entire Accumulation Period.
Dividend Securities	An amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of the fund
Dodd-Frank Act	Dodd-Frank Wall Street Reform and Consumer Protection Act
DTC	Depository Trust Company
DTC Participants	Participants of DTC who hold holding their securities there
EDRs	European Depositary Receipts
ETFs	Exchange-traded funds and similar exchange-traded products
ETNs	Exchange-traded notes
Exchange	[____]
Exchange Act	Securities Exchange Act of 1934, as amended
FDIC	Federal Deposit Insurance Corporation
Federal Funds	Monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank
FINRA	Financial Industry Regulatory Authority
Fund Deposit	The Deposit Securities or Deposit Cash, as applicable, and the Cash Component, which represent the minimum initial and subsequent investment amount for a Creation Unit of the fund
GDRs	Global Depositary Receipts
Ginnie Maes	Government National Mortgage Association (“GNMA”) Mortgage Pass Through Certificates
In-Kind Redemption	Distribution to a redeeming Authorized Participant of redemption proceeds in whole or in part in securities or other assets of the fund
Independent Board Member	A board member who is not an “interested person” (as defined in the 1940 Act) of the relevant fund
Interested Board Member	A board member who is considered to be an “interested person” (as defined in the 1940 Act) of the relevant fund
IPO	Initial public offering
IRAs	Individual retirement accounts (including, without limitation, traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, IRA “Rollover Accounts” or IRAs set up under Simplified Employee Pension Plans (“SEP-IRAs”), Salary Reduction Simplified Employee Pension Plans (“SARSEPs”) or Savings Incentive Match Plans for Employees (“SIMPLE IRAs”))
52

IRS	Internal Revenue Service
ISS	Institutional Shareholder Services Inc.
Moody’s	Moody’s Investors Service, Inc.
NASDAQ	The Nasdaq Stock Market, Inc.
NAV	Net asset value
NFA	National Futures Association
NSCC	National Securities Clearing Corporation
NYSE	New York Stock Exchange
Participant Agreement	An agreement entered into with a financial participant so that the participant may engage in Creation Unit transactions
Participating Party	A broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC
Plans	Distribution Plans, Service Plans and Shareholder Services Plans
REIT	Real estate investment trust, as defined in the Code
REMIC	Real estate mortgage investment conduit, as defined in the Code
Retirement Plans	Qualified or non-qualified employee benefit plans, such as 401(k), 403(b)(7), Keogh, pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, sole proprietorships, non-profit entities, trade or labor unions, or state and local governments, but not including IRAs
RIC	Regulated investment company, as defined in the Code
SEC	Securities and Exchange Commission
Securities Act	Securities Act of 1933, as amended
Service Agents	Certain financial intermediaries (which may include banks), securities dealers and other industry professionals that have entered into an agreement with the Distributor
S&P	Standard & Poor’s Ratings Services
Sub-Adviser	The fund’s sub-investment adviser, if any, as described in the prospectus; the fund may have more than one Sub-Adviser in the future
Sub-Advised Funds	Funds that use a Sub-Adviser
TIPS	Treasury Inflation Protection Securities
Transfer Agent	The Bank of New York Mellon
Treasury	U.S. Department of the Treasury
Trust	BNY Mellon ETF Trust
USA PATRIOT Act	Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001
Walter Scott	Walter Scott & Partners Limited
75

Weekly Liquid Assets	(i) Cash; (ii) direct obligations of the U.S. government; (iii) securities issued by U.S. government agencies at a discount and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities
53

APPENDIX A: PROXY VOTING POLICIES AND PROCEDURES OF WALTER SCOTT

Proxy Voting by Walter Scott

Policy

Walter Scott exercises discretionary proxy voting authority with a view to safeguarding its clients' best interests where authorized to do so. The firm owes its clients a duty of care to monitor proxy voting notifications and materials and to take timely action when they are received. It is also Walter Scott's duty to vote client proxies in a manner consistent with the client's best interests without regard for any interest Walter Scott may have in the matter. This should be read in conjunction with Walter Scott's Engagement Policy.

Proxy voting by Walter Scott is undertaken on a 'best endeavors basis' as the votes instructed may not be cast in certain circumstances including, without limitation, the following examples:

1)	The proxy documentation is not delivered timeously to the manager by the relevant custodian or ISS.
2)	The client has a stock lending program in place. Any such arrangement rests with clients and their appointed custodian. Walter Scott generally does not ask clients to recall stock on loan in order to vote. Walter Scott does not undertake stock lending.
3)	Jurisdictional restrictions, split voting, excluded markets.
4)	The instructions from the custodian to the voting entity are incomplete.

Authority to Vote in Certain Markets

In certain markets a Power of Attorney (POA) is a legal requirement for executing voting instructions on behalf of a third party. For all clients, with the exception of the private placement funds, the Beneficial Owner/Authorized Signatory is required to execute a valid POA with their appointed custodian bank. BNYM Investment Management Cayman Limited executes such POAs on behalf of the private placement funds.

Notice of Proxy Activity

Walter Scott receives notice of proxy activity through custodians and ISS. Walter Scott's Client Administration Corporate Governance team delivers proxies to the Investment Operations team to facilitate the proxy voting process for members of the Research team, referred to as 'Stock Champions'.

Discretionary Proxy Voting

The Investment Operations team provides structured support such as gathering all relevant documentation and discussing the information with Stock Champions. The decision on how to vote a particular proxy is generally made by Stock Champions. Walter Scott receives third party research from ISS however, the recommendations from any intermediary has no bearing on how Walter Scott votes. All proxy votes are signed off by any of the following, the Executive Director – Investment Operations, the Head of Investment Operations, an Investment Director or a nominated Senior Investment Manager. The Client Administration Corporate Governance team administers the proxy vote.

If there is uncertainty as to how to vote a particular item, a sub-group of the Investment Management Committee (IMC), 'the Proxy Voting Group', will meet to decide how the item is to be voted. Any contentious issues and meetings of the Proxy Voting Group are reviewed by the Investment Management Group (IMG) which meets weekly and all proxy voting activity is formally reviewed on a quarterly basis by the IMC. The Investment Operations team reviews all outcomes, where possible, of the AGM/EGM meetings and notifies the Stock Champions where appropriate.

54

Clients with Specific Proxy Voting Guidelines

In cases where a client has given Walter Scott specific proxy guidelines, these take precedence over Walter Scott's policy except where Walter Scott's policy, in the firm's view, is more conservative.

Resolving Potential Material Conflicts of Interest

Potential conflicts of interest may arise when Walter Scott exercises its discretionary proxy voting authority on behalf of client and fund accounts. For example, many of Walter Scott's clients are corporate-sponsored pension schemes associated with companies in which Walter Scott invests. Walter Scott or its senior employees may also have business or personal relationships with companies or stakeholders involved with the proxies that Walter Scott is voting (e.g., the issuer, proxy solicitor, shareholder activist, etc.). These examples are not exhaustive and Walter Scott may encounter additional conflicts when exercising its discretionary proxy voting authority.

Walter Scott's Proxy Voting Policy and Procedures and pre-established voting guidelines have been designed to ensure that the firm's voting decisions are not influenced by interests other than those of its clients (e.g., client relationship factors). Where a potential conflict arises in relation to a proxy, the matter is referred to the Walter Scott Proxy Voting Group to confirm that the vote can be made consistent with this Policy. The Proxy Voting Group includes members of the firm's investment, research and operations teams, as well as one or more representatives from Walter Scott Risk & Compliance to ensure objective governance and independence from the investment functions of the firm.

If the Proxy Voting Group determines that a vote cannot be made consistent with this Policy due to an actual or perceived conflict of interest (e.g., proxy proposal is not addressed by the firm's pre-established voting guidelines or conflict is too great), the Group will not approve voting on the proxy and will consider options deemed necessary and appropriate to manage the conflict and act in the best interests of its clients – including, but not limited to, seeking voting direction or consent from clients.

Reporting

Where requested, clients are regularly provided with proxy voting records. Walter Scott discloses proxy voting records on the firm's website (www.walterscott.com) together with this Policy.

Record Keeping

Walter Scott maintains records of, including but not limited to, (a) the Proxy Voting Policy and Procedures; (b) proxy statements received for all securities held; (c) all votes cast; (d) client requests for proxy voting information; (e) Walter Scott's response to these requests; and (f) documents material to the voting decision.

Current Guidelines

Walter Scott votes on all issues on a case by case basis. Walter Scott believes that the quality of a company's management is an important consideration in determining whether the company is a suitable investment. Accordingly, Walter Scott gives careful consideration to management's views in determining how to vote a proxy, subject in all events to Walter Scott's overall analysis of the likely effect of the vote on clients' interests. The firm's guidelines on certain specific issues are given below. Where the Stock Champion chooses not to follow these guidelines he/she must specify his/her reason for doing so and the decision will be reviewed by the Proxy Voting Group.

Corporate Governance Issues

Walter Scott generally votes in favor of a management sponsored proposal to improve corporate governance and increase disclosure, unless the proposal is likely to have a materially negative effect on the interests of shareholders.

55

Compensation and Stock Option Plans

Walter Scott generally votes for compensation plans that are reasonable. Remuneration should be aligned with the interests of long term shareholders. Consideration is given to factors such as proportionality and structure. Walter Scott typically votes against plans that would result in excessive dilution to shareholders.

Disclosure of Board Remuneration

Walter Scott opposes proposals to allow the non-disclosure of individual board member's remuneration and will generally vote against resolutions seeking approval of remuneration where no information is provided.

Say on Pay

In accordance with Walter Scott's long term investment approach, a more frequent advisory vote on pay is preferred. This provides shareholders with discretion to ensure that management's remuneration is aligned with those of shareholders over the long term.

Directors

Walter Scott generally supports the election of directors. In the interests of long term shareholders, the board and its committees should ideally comprise of a cross-section of directors with suitable experience and tenure. The firm is cognizant of different corporate governance standards across the globe and welcomes the increasing prevalence of independent directors on boards.

Consideration is given to individuals' other commitments which may affect their ability to carry out their function at the investee company. Where Walter Scott is of the opinion that the individual is not committing enough time to their role, in the first instance, the firm will typically seek to engage with management. If a director persistently fails to attend board and/or committee meetings, Walter Scott may consider abstaining or voting against re-election of that individual.

Classified/Staggered Boards

Walter Scott generally supports declassification of boards as the provision for annual election of directors is typically in the best interests of shareholders over the long term.

Related Party Transactions

Walter Scott considers each proposal on a case by case basis, taking into consideration management's guidance and whether the resolution is aligned with Walter Scott's long term investment approach.

Changes to Capital Structure

Walter Scott evaluates each proposal separately. Generally Walter Scott votes for changes such as stock splits and open market share repurchase plans where all shareholders can participate pro rata. The firm typically votes against proposals designed to discourage mergers and acquisitions of the company soliciting the proxy and other measures which do not provide shareholders with economic value.

Raising Equity

The firm tends to vote against proposals that allow management to raise equity if the potential increase in the share count is more than 10% and no specific reason for the capital increase is given. If a specific reason is given Walter Scott will evaluate each proposal on its merits. Consideration is also given to potential dilution from outstanding incentive plans and the time frame for these awards.

Pre-Emptive Rights

Walter Scott generally votes against proposals to waive shareholders' pre-emptive rights to participate in a capital increase if the dilution potentially exceeds 10%. Situations where Walter Scott might accept waiving

56

pre-emptive rights include, but are not limited to, the creation of shares to pay for acquisitions or to reward staff.

Share Repurchases and Reissuance

Walter Scott generally approves proposals asking for permission to repurchase shares. The firm generally approves proposals asking for permission to reissue previously repurchased shares as long as the change in capital structure is in line with section 9.2.1.

Poison Pills

Walter Scott opposes proposals to create or extend the duration of poison pills. Typically, the firm encourages companies whose board is authorized to issue blank-check preferred stock to cancel this facility.

Pledging of Shares

Where directors of investee companies pledge a significant amount of their shareholding, Walter Scott will generally seek to engage with management to discourage this practice.

Allocation of Income and Dividends

Walter Scott evaluates each proposal separately but generally votes against proposals where the dividend allocation is persistently very low and the company retains significant cash on its balance sheet without adequate explanation. The firm may abstain if the dividend allocation has not been specified and have reasons to doubt that the ultimate amount is not in the interest of shareholders.

Vague or Poorly-Defined Proposals

Where proposals are vague or poorly-defined, Walter Scott generally seeks clarification from the company. If this is not forthcoming the firm will generally abstain.

Political Donations

Walter Scott opposes proposals asking for permission to make political donations.

Bundled Resolutions

Walter Scott will generally abstain on bundled resolutions.

Appointment of External Auditor

Walter Scott generally approves resolutions regarding the appointment of the external auditor. Each proposal is assessed on a case by case basis giving consideration to the balance between audit and non-audit fees and tenure.

Ad-Hoc Items

Walter Scott abstains on proposals requesting approval for "ad hoc" items.

Environmental, Social and Corporate Responsibility Issues

Walter Scott evaluates each proposal separately but generally votes against proposals that involve a material economic cost to the company if it is not considered to be in the long term interests of shareholders or restricts the freedom of management to operate in the best interests of shareholders.

Shareholder Proposals

57

The firm evaluates each proposal separately, taking into consideration management's guidance and whether it is aligned with Walter Scott's long term investment approach.

Material Votes

Where the firm believes a resolution is material, in that the outcome could significantly affect the long term investment return, on a best efforts basis, Walter Scott will generally seek to ask clients who lend stock to recall any stock on loan. For those clients where Walter Scott does not have discretionary voting authority, on a best efforts basis, the firm will generally seek to contact clients to convey its views on the resolution.

Responsibilities

This policy is owned by the Investment Management Committee.

PART C. OTHER INFORMATION

_________________________

Item 28. Exhibits.

_______ ________

(a)(1) Amended and Restated Declaration of Trust of BNY Mellon ETF Trust (the "Registrant") dated January 14, 2020 is incorporated herein by reference to Exhibit (a)(3) to Pre-Effective Amendment No. 2 to the Registrant's registration statement on Form N-1A, as filed with the SEC February 14, 2020.

(a)(2) Certificate of Designation dated March 2, 2021 is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 3 to the Registrant's registration statement on Form N-1A, as filed with the SEC March 22, 2021.

(a)(3) Certificate of Designation dated April 26, 2021 is incorporated herein by reference to Exhibits (a)(3) to Post-Effective Amendment No. 4 to the Registrant's registration statement on Form N-1A, as filed with the SEC May 3, 2021.

b)  Registrant's By-Laws, as adopted September 24, 2019, are incorporated herein by reference to Exhibit (b) to the Registrant's initial registration statement on Form N-1A, as filed with the SEC on October 1, 2019.

(c)  Not applicable.

(d)(1) Management Agreement dated March 2, 2020 between the Registrant and BNY Mellon ETF Investment Adviser, LLC is incorporated by reference to Exhibit (d)(1) of Pre-Effective Amendment No. 3 to the Registrant's registration statement filed with the SEC on March 5, 2020 ("Pre-Effective Amendment No.3").

(d)(2) Revised Schedule 1 to the Management Agreement, reflecting the addition of the BNY Mellon Sustainable US Equity ETF, BNY Mellon Sustainable International Equity ETF and BNY Mellon Sustainable Global Emerging Markets ETF, to be filed by amendment.

(d)(3) Revised Schedule 1 to the Management Agreement, reflecting the addition of the BNY Mellon Ultra Short Income ETF, to be filed by amendment.

(d)(4) Revised Schedule 1 to the Management Agreement, reflecting the addition of the BNY Mellon Responsible Horizons Corporate Bond ETF, to be filed by amendment.

(d)(5) Revised Schedule 1 to Management Agreement reflecting the addition of BNY Mellon Concentrated International ETF, to be filed by amendment.

(d)(6) Sub-Investment Advisory Agreement dated March 2, 2020 between BNY Mellon ETF Investment Adviser, LLC and Mellon Investments Corporation is incorporated by reference to Exhibit (d)(2) to Pre-Effective Amendment No. 3 to the Registrant's registration statement filed with the SEC on March 5, 2020.

(d)(7) Sub-Investment Advisory Agreement between BNY Mellon ETF Investment Adviser, LLC and Newton Investment Management Limited, to be filed by amendment.

(d)(8) Sub-Investment Advisory Agreement between BNY Mellon ETF Investment Adviser, LLC and Insight North America LLC, to be filed by amendment.

(d)(9) Sub-Investment Advisory Agreement between BNY Mellon ETF Investment Adviser, LLC and Walter Scott & Partners Limited, to be filed by amendment.

(e) (1) Distribution Agreement dated March 2, 2020 between the Registrant and BNY Mellon Securities Corporation is incorporated by reference to Exhibit (e)(1) to Pre-Effective Amendment No. 3 to the Registrant's registration statement filed with the SEC on March 5, 2020.

(e)(2) Revised Exhibit A to the Distribution Agreement, reflecting the addition of BNY Mellon Sustainable US Equity ETF, BNY Mellon Sustainable International Equity ETF and BNY Mellon Sustainable Global Emerging Markets ETF, to be filed by amendment.

(e)(3) Revised Exhibit A to the Distribution Agreement, reflecting the addition of BNY Mellon Ultra Short Income ETF, to be filed by amendment.

(e)(4) Revised Exhibit A to the Distribution Agreement, reflecting the addition of BNY Mellon Responsible Horizons Corporate Bond ETF, to be filed by amendment.

(e)(5) Revised Exhibit A to the Distribution Agreement, reflecting the addition of BNY Mellon Concentrated International ETF, to be filed by amendment.

(e)(6) Form of Authorized Participant Agreement is incorporated by reference to Exhibit (e)(2) to Pre-Effective Amendment No. 3 to the Registrant's registration statement filed with the SEC on March 5, 2020.

(f)  Not applicable.

(g)  Custody Agreement dated February 12, 2020 between the Registrant and The Bank of New York Mellon is incorporated by reference to Exhibit (g) to Pre-Effective Amendment No. 3 to the Registrant's registration statement filed with the SEC on March 5, 2020.

(h)(1)  Fund Administration and Accounting Agreement dated February 12, 2020 between the Registrant and The Bank of New York Mellon is incorporated by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 3 to the Registrant's registration statement filed with the SEC on March 5, 2020.

(h)(2) Revised Exhibit A to the Fund Administration and Accounting Agreement, reflecting the addition of the BNY Mellon Sustainable US Equity ETF, BNY Mellon Sustainable International Equity ETF and BNY Mellon Sustainable Global Emerging Markets ETF, to be filed by amendment.

(h)(3) Revised Exhibit A to the Fund Administration and Accounting Agreement, reflecting the addition of the BNY Mellon Ultra Short Income ETF, to be filed by amendment.

(h)(4) Revised Exhibit A to the Fund Administration and Accounting Agreement, reflecting the addition of the BNY Mellon Responsible Horizons Corporate Bond ETF, to be filed by amendment.

(h)(5) Revised Exhibit A to the Fund Administration and Accounting Agreement, reflecting the addition of BNY Mellon Concentrated International ETF, to be filed by amendment.

(h)(6) Transfer Agency and Service Agreement dated February 20, 2020 between the Registrant and The Bank of New York Mellon is incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 3 to the Registrant's registration statement filed with the SEC on March 5, 2020.

(h)(7) Revised Appendix A to the Transfer Agency and Service Agreement, reflecting the addition of the BNY Mellon Sustainable US Equity ETF, BNY Mellon Sustainable International Equity ETF and BNY Mellon Sustainable Global Emerging Markets ETF, to be filed by amendment.

(h)(8) Revised Appendix A to the Transfer Agency and Service Agreement, reflecting the addition of the BNY Mellon Ultra Short Income ETF, to be filed by amendment.

(h)(9) Revised Appendix A to the Transfer Agency and Service Agreement, reflecting the addition of the BNY Mellon Responsible Horizons Corporate Bond ETF, to be filed by amendment.

(h)(10) Revised Appendix A to the Transfer Agency and Service Agreement, reflecting the addition of BNY Mellon Concentrated International ETF, to be filed by amendment.

(h)(11) Master Index Services License Agreement dated February 5, 2020 between the Registrant and Bloomberg Index Services Limited is incorporated herein by reference to Exhibit (h)(3) to Pre-Effective Amendment No. 2 to the Registrant's registration statement filed with the SEC on February 14, 2020.

(h)(12) Sublicense Agreement dated February 10, 2020 between the Registrant and BNY Mellon ETF Investment Adviser, LLC is incorporated herein by reference to Exhibit (h)(4) to Pre-Effective Amendment No. 2 to the Registrant's registration statement filed with the SEC on February 14, 2020.

(i)(1) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is incorporated by reference to Exhibit (i) to Pre-Effective Amendment No. 3 to the Registrant's registration statement filed with the SEC on March 5, 2020.

(i)(2) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the addition of BNY Mellon Sustainable US Equity ETF, BNY Mellon Sustainable International Equity ETF and BNY Mellon Sustainable Global Emerging Markets ETF, to be filed by amendment.

(i)(3) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the addition of BNY Mellon Responsible Horizons Corporate Bond ETF, to be filed by amendment.

(i)(4) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the addition of BNY Mellon Ultra Short Income ETF, to be filed by amendment.

(i)(5) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the addition of BNY Mellon Concentrated International ETF, to be filed by amendment.

(j)                                  Not applicable.

(k)  Not applicable.

(l)(1) Seed Capital Subscription Agreement dated February 5, 2020 is incorporated by reference to Exhibit (l)(1) to Pre-Effective Amendment No. 3 to the Registrant's registration statement filed with the SEC on March 5, 2020.

(l)(2) Seed Capital Subscription Agreement dated February 13, 2020 is incorporated by reference to Exhibit (l)(2) to Pre-Effective Amendment No. 3 to the Registrant's registration statement filed with the SEC on March 5, 2020.

(m)(1) Plan of Distribution dated February 5, 2020 is incorporated by reference to Exhibit (l)(2) to Pre-Effective Amendment No. 3 to the Registrant's registration statement filed with the SEC on March 5, 2020.

(m)(2) Revised Schedule A to the Plan of Distribution, reflecting the addition of the BNY Mellon Sustainable US Equity ETF, BNY Mellon Sustainable International Equity ETF and BNY Mellon Sustainable Global Emerging Markets ETF, to be filed by amendment.

(m)(3) Revised Schedule A to the Plan of Distribution, reflecting the addition of the BNY Mellon Ultra Short Income ETF, to be filed by amendment.

(m)(4)  Revised Schedule A to the Plan of Distribution, reflecting the addition of the BNY Mellon Responsible Horizons Corporate Bond ETF, to be filed by amendment.

(m)(5) Revised Schedule A to the Plan of Distribution, reflecting the addition of the BNY Mellon Concentrated International ETF, to be filed by amendment.

(n)  Not applicable

(o)  Not applicable.

(p)(1) Code of Ethics of the Registrant, The Bank of New York Mellon Corporation , BNY Mellon ETF Investment Adviser, LLC, Mellon Investments Corporation and BNY Mellon Securities Corporation, as last revised January 15, 2019, is incorporated by reference to Exhibit (p)(1) to Pre-Effective Amendment No. 3 to the Registrant's registration statement filed with the SEC on March 5, 2020.

(p)(2) Code of Ethics of Nonmanagement Board Members, as last revised February 5, 2020, is incorporated by reference to Exhibit (p)(2) to Pre-Effective Amendment No. 3 to the Registrant's registration statement filed with the SEC on March 5, 2020.

(q)  Powers of Attorney dated February 5, 2020 are incorporated herein by reference to Exhibit (q) to Pre-Effective Amendment No. 2 to the Registrant's registration statement filed with the SEC on February 14, 2020.

Item 29. Persons Controlled by or under Common Control with Registrant

_______ ______________________________________________________________

  Not Applicable.

Item 30.  Indemnification.

_______  _______________

(a)        The Registrant shall indemnify each of its Trustees and officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Registrant in advance of the final disposition or any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under Article 10 of the Registrant's By-Laws, provided that (i) such Covered Person shall provide security for his or her undertaking, (ii) the Registrant shall be insured against losses arising by reason of such Covered Person's failure to fulfill his or her undertaking, or (iii) a majority of the Trustees who are disinterested persons and who are not Interested Persons (as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (provided that a majority of such Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (but not a full trial-type inquiry), that there is reason to believe such Covered Person ultimately will be entitled to indemnification.

(b)       As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication in a decision on the merits by a court, or by any other body before which the proceeding was brought, that such Covered Person either (i) did not act in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, indemnification shall be provided if (i) approved as in the best interest of the Registrant, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons and are not Interested Persons (as that term is defined in 1940 Act) (provided that a majority of such Trustees then in office act on the matter), upon a determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and is not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, or (ii) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and that such indemnification would not protect such Covered Person against any liability to the Registrant to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant or to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

(c)        The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used Article 10 of the Registrant's By-Laws, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested person" is a person against whom none of the actions, suits or other proceedings in question or another action, suit, or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in Article 10 of the Registrant's By-Laws shall affect any rights to indemnification to which personnel of the Registrant, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Registrant to purchase and maintain liability insurance on behalf of such person.

(d)       Notwithstanding any provisions in the Registrant's Amended and Restated Agreement and Declaration of Trust and By-Laws pertaining to indemnification, all such provisions are limited by the following undertaking set forth in the rules promulgated by the U.S. Securities and Exchange Commission:

In the event that a claim for indemnification is asserted by a Trustee, officer or controlling person of the Registrant in connection with the registered securities of the Registrant, the Registrant will not make such indemnification unless (i) the Registrant has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Registrant shall have obtained a reasonable determination, based upon review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of Trustees who are neither Interested Persons as such term is defined in the 1940 Act, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

The Registrant will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless (i) the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and (ii) one of the following conditions shall have occurred: (a) such person shall provide security for his undertaking, (b) the Registrant shall be insured against losses arising by reason of any lawful advances or (c) a majority of the disinterested, non-party Trustees of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

(e)         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser

_______ ______________________________________________

BNY Mellon ETF Investment Adviser, LLC (the "Adviser") and affiliate companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. The Adviser does not currently, but may in the future, also serve as sub-investment adviser to and/or administrator of other investment companies. BNY Mellon Securities Corporation, a wholly-owned subsidiary of the parent company of the Adviser, The Bank of New York Mellon Corporation, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Adviser and of other investment companies for which the Adviser's affiliates act as an investment adviser, sub-investment adviser or administrator.

(b) Business and Other Connections of Sub-Investment Adviser

Mellon Investments Corporation serves as sub-adviser to each series of the Trust. The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of Mellon Investments Corporation, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Mellon Investments Corporation, or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Mellon Investments Corporation (SEC File No. 801-19785).

Registrant is fulfilling the requirement of this Item 31(b) to provide a list of the officers and directors of Newton Investment Management Limited, a sub-investment adviser of the Registrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Newton Investment Management Limited or that firm's officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Newton Investment Management Limited (SEC File No. 801-42114).

Registrant is fulfilling the requirement of this Item 31(b) to provide a list of the officers and directors of Insight North America LLC, a sub-investment adviser of the Registrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Insight North America LLC or that firm's officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Insight North America LLC (SEC File No. 801-69964).

Registrant is fulfilling the requirement of this Item 31(b) to provide a list of the officers and directors of Walter Scott & Partners Limited, a sub-investment adviser of the Registrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Walter Scott & Partners Limited or that firm's officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Walter Scott & Partners Limited (SEC File No. 801-19420).

 Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two calendar years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates

Stephanie Pierce Chief Executive Officer and Manager
	Mellon Investments Corporation *	Chief Executive Officer of Index	8/20 – Present

	Mellon Investments Corporation*	Chief Executive Officer Executive Vice President	3/21 – Present 8/20 – 3/21

	Mellon Investments Corporation *	Director	2/21 – Present

Matthew Oomen Manager
	BNY Mellon Investment Management (APAC) Holdings Limited^	Director	12/15 – Present

	BNY Mellon Management Japan Limited^^^	Director	12/18 – Present

	BNY Mellon Management EMEA Limited^	Director	4/13 – Present

	MBC Investment Corporation #	Vice President	1/18 – Present

	Mellon Investments Corporation *	Director	10/17 – 12/19

	The Bank of New York Mellon Trust Company, National Association+	Vice President	1/20 – Present

David DiPetrillo
Manager
	BNY Mellon Investor Solutions, LLC *	Manager	1/20 – Present

	BNY Mellon Securities Corporation++	Director Executive Vice President	1/21 – Present

	The Bank of New York Mellon Trust Company, National Association+	Vice President	1/20 – Present

Jennifer Cassedy Chief Compliance Officer
	Mellon Investments Corporation *	Chief Compliance Officer Executive Vice President	1/18 – Present

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates
Parker Wertz Chief Financial Officer
	Mellon Investments Corporation *	Chief Financial Officer and Treasurer	6/19 – Present

	Newton Investment Management North America, LLC^	Chief Financial Officer	1/21 – Present

	xBK LLC^^	Chief Financial Officer	12/19 – 1/21

Nataly Zelensky Vice President

	BNY Mellon Investment Adviser, Inc. ++	Assistant Secretary	4/18 – Present

	BNY Mellon Transfer, Inc. ++	Secretary Vice President	5/17 – Present 5/17 – Present

Alice Helscher Secretary
	Agency Brokerage Holding LLC**	Assistant Secretary	7/20 – Present

	Alcentra NY, LLC ++	Secretary	3/19 – Present
		Assistant Secretary	3/17 – 3/19

	Alcentra US, Inc. †	Secretary	12/19 – Present
		Assistant Secretary	3/17 – 12/19

	Alternative Holdings I, LLC**	Assistant Secretary	7/20 – Present

	Alternative Holdings II, LLC**	Assistant Secretary	7/20 – Present

	AP Residential Realty, Inc. ††	Assistant Secretary	7/20 – Present

	BNY Administrative Services LLC**	Secretary	5/19 – Present

	BNY Alcentra Group Holdings, Inc. †††	Secretary	11/19 – Present
		Assistant Secretary	6/17 – 11/19

	BNY Aurora Holding Corp.**	Secretary	1/19 – Present
		Assistant Secretary	11/17 – 1/19

	BNY International Financing Corporation++	Assistant Secretary	5/17 – 5/21

	BNY Investment Management Services LLC #	Assistant Secretary	7/20 – Present

	BNY Lease Equities (Cap Funding) LLC ######	Assistant Secretary	10/20 – Present

	BNY Mellon Asset Management Canada Ltd. <	Assistant Secretary	9/18 – Present

	BNY Mellon Asset Management Operations	Assistant Secretary	8/18 – 2/20

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates
	LLC^^	Secretary	2/20 – Present

	BNY Mellon Capital Markets, LLC ++	Assistant Secretary	12/19 – 9/20

	BNY Mellon Performance & Risk Analytics, Inc. ±±±±	Secretary	3/19 – Present
		Assistant Secretary	6/17 – 3/19

	BNY Mellon Performance & Risk Analytics, LLC+	Secretary	9/17 – Present

	BNY Mellon Securities Corporation++	Assistant Secretary	3/18 – 5/21
		Secretary	5/21 – Present

	BNY Mellon Trust of Delaware#	Assistant Secretary	5/19 – Present

	BNY Mellon Wealth Management Advisory Services, Inc. ++++	Assistant Secretary	3/19 – 3/21

	BNY Mezzanine Holdings LLC****	Assistant Secretary	12/19 – Present

	Bny Partnership Funding LLC**	Assistant Secretary	7/20 – Present

	BNY Real Estate Holdings LLC	Assistant Secretary	12/20 – Present

	BNY Salvage Inc. **	Assistant Secretary	12/19 – Present

	BNYM RECAP Holdings, LLC**	Assistant Secretary	11/20 – 6/21

	CenterSquare Global Securities Management, Inc. +++	Assistant Secretary	4/19 – 5/19

	CenterSquare Investment Management Holdigs, Inc. +++	Assistant Secretary	7/20 – Present

	Colson Services Corp. ±	Assistant Secretary	12/19 – Present

	EACM Advisors LLC±±	Assistant Secretary	6/19 – 5/21

	ECM DE, LLC**	Assistant Secretary	2/19 – Present

	HedgeMark International, LLC ##	Assistant Secretary	3/20 – Present

	iNautix (USA) LLC###	Assistant Secretary	3/21 – Present

	Insight North America LLC++	Assistant Secretary	2/20 – 2/21

	Lockwood Advisors, Inc. ####	Assistant Secretary	3/19 – Present

	Madison Pershing LLC ###	Assistant Secretary	10/20 – Present
		Secretary	7/19 – 10/20
		Assistant Secretary	2/18 – 7/19

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates
	MBC Investments Corporation #	Assistant Secretary	5/20 – Present

	MCDI (Holdings) LLC**	Assistant Secretary	3/19 – 6/20

	Mellon Canada Holding Company<<<<	Assistant Secretary	2/20 – Present

	Mellon Financial Services Corporation #1+	Assistant Secretary	3/19 – Present

	Mellon Global Investing Corp. +	Assistant Secretary	7/20 – Present

	Mellon Holdings LLC++	Assistant Secretary	6/19 – Present

	Mellon Investments Corporation*	Secretary	5/17 - Present

	Mellon Leasing Corporation+	Secretary	12/19 – Present

	Mellon Overseas Investment Corporation**	Secretary	5/17 – 6/21

	Newton Investment Management North America, LLC^	Secretary	1/21 – Present

	PAS Holdings LLC**	Assistant Secretary	8/17 – 7/19 10/20 – Present
		Secretary	7/19 – 10/20

	Pershing Advisor Solutions LLC ###	Secretary	3/20 – Present
		Assistant Secretary	2/19 – 3/20

	Pershing Group LLC###	Secretary	6/20 – Present
		Assistant Secretary	1/19 – 6/20

	Pershing Investments LLC**	Assistant Secretary	10/20 – Present 3/18 – 7/19
		Secretary	7/19 – 10/20

	Pershing LLC###	Secretary	3/20 – Present

	Pershing Securities Canada Limited###	Secretary	6/20 – Present

	TBC Securities Co., Inc*	Assistant Clerk	6/19 – Present

	Technology Services group, Inc. ++	Assistant Secretary	8/20 – Present

	Tennessee Processing Center LLC++	Assistant Secretary	2/19 – Present

	The Bank of New York Mellon Trust Company, National Association+	Assistant Secretary	8/17 – 10/20

	xBK LLC^^	Secretary	9/18 – Present

Amy Brennan Assistant Secretary
	Albridge Solutions, Inc. ††	Secretary	6/14 – Present

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates

	B.N.Y. Holdings (Delaware) Corporation **	Secretary	2/19 – Present
		Assistant Secretary	7/18 – 2/19

	BNY Administrative Services LLC **	Assistant Secretary	5/19 – Present

	BNY Alcentra Group Holdings, Inc. †††	Assistant Secretary	11/19 – Present

	BNY Aurora Holding Corp. **	Assistant Secretary	10/19 – Present

	BNY Capital Corporation **	Secretary	2/20 – Present
		Assistant Secretary	7/18 – 2/20

	BNY Capital Markets Holdings, Inc. **	Secretary	2/20 – Present
		Assistant Secretary	7/18 – 2/20

	BNY Mellon Government Securities Services Corp. ++	Assistant Secretary	4/17 – Present

	BNY Mellon Investment Servicing (US) Inc. +	Secretary	6/14 – Present

	BNY Mellon Investment Servicing Trust Company #	Secretary	6/14 – Present

	BNY Mellon Investor Solutions, LLC*	Secretary	2/19 – Present
		Assistant Secretary	1/17 – 2/19

	BNY Mellon Trust Company of Illinois ***	Assistant Secretary	3/21 – Present
		Secretary	3/19 – 3/21
		Assistant Secretary	6/14 – 3/19

	BNY Mellon Trust of Delaware#	Assistant Secretary	7/20 – Present

	BNY Mellon US Services Holdings LLC++	Secretary	6/19 – Present
		Assistant Secretary	6/14 – 6/19

	BNY Mezzanine Holdings LLC ****	Assistant Secretary	12/19 – Present

	BNY Recap I, LLC#	Assistant Secretary	7/18 – 10/19

	CenterSquare Global Securities Management, Inc. +++	Assistant Secretary	4/19 – 5/19

	Colson Services Corp. ±	Secretary	5/19 – Present
		Assistant Secretary	7/18 – 5/19

	Eagle Access LLC±±±	Secretary	12/19 – Present
		Assistant Secretary	7/18 – 12/19

	Eagle Investment Systems LLC±±±±	Secretary	12/19 – Present
		Assistant Secretary	7/18 – 12/19

	MUNB Loan Holdings, LLC **	Assistant Secretary	4/20 – Present

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates
		Secretary	1/20 – 4/20

	Sumday Administration LLC++	Secretary	6/20 – 3/21

	The Bank of New York Mellon Trust Company, National Association+	Assistant Secretary	7/20 – Present

	xBK LLC ^^	Assistant Secretary	12/19 – Present

Jennifer Jablon Assistant Secretary
	Agency Broker Holding LLC**	Secretary	7/20 – Present

	Alcentra NY, LLC ++	Assistant Secretary	11/20 – Present

	Alcentra US, Inc. †	Assistant Secretary	12/20 – Present

	Alternative Holdings I, LLC**	Secretary	7/20 – Present

	Alternative Holdings II, LLC**	Secretary	7/20 – Present

	BNY Administrative Services LLC**	Assistant Secretary	6/20 – Present

	BNY Alcentra Group Holdings, Inc. †††	Assistant Secretary	11/20 – Present

	BNY International Financing Corporation++	Assistant Secretary	5/21 – Present

	BNY Mellon Capital Markets, LLC++	Secretary	9/20 – Present

	BNY Mellon Performance & Risk Analytics, Inc. ±±±±	Assistant Secretary	4/20 – Present

	CenterSquare Investment Management Holdings, Inc.+++	Secretary	7/20 – 8/20

	iNautix (USA) LLCone per	Secretary	3/21 – Present

	Insight North America LLC++	Secretary	5/20 – Present

	Mellon Funding Corportion+	Secretary	7/20 – Present

	Mellon Global Investing Corp. +	Secretary	6/20 – Present

	Mellon Hedge Advisors, LLC*	Secretary	6/20 – Present

	Mellon Investments Corporation*	Assistant Secretary	8/20 – Present

	Mellon Overseas Investment Corporation**	Assistant Secretary	1/21 – 6/21

	Mellon Residential Funding Corporation+	Secretary	8/20 – Present

	National Residential Assets Corp. **	Secretary	7/20 – Present

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates

	Newton Investment Management North America, LLC^	Assistant Secretary	1/21 – Present

	Newton Management North America LLC^	Secretary	7/20 – Present

	Pershing Advisor Solutions LLC ###	Assistant Secretary	3/20 – Present

	Pershing Group LLC ###	Assistant Secretary	6/20 – Present

	Pershing LLC###	Assistant Secretary	3/20 – Present

	TBC Securities Co., Inc. *	Clerk	12/20 – Present

	The Bank of New York Mellon Trust Company, National Association+	Secretary	4/20 – Present

	xBK LLC^^	Assistant Secretary	1/21 – Present

Cristina M. Rice Assistant Secretary
	Agency Brokerage Holding LLC **	Assistant Secretary	1/10 – Present

	Albridge Solutions, Inc. †	Assistant Secretary	7/10 - Present

	Alcentra NY, LLC ++	Assistant Secretary	5/08 – Present

	Alcentra US, Inc. †	Assistant Secretary	5/08 – Present

	Alternative Holdings I, LLC	Assistant Secretary	12/08 – 7/20

	Alternative Holdings II, LLC	Assistant Secretary	12/08 – 7/20

	A P Meritor, Inc.	Secretary	11/08 – 7/19

	AP Residential Realty, Inc. ††	Assistant Secretary	8/16 – Present

	Asset Recovery IV, LLC **	Assistant Secretary	9/11 – Present

	Asset Recovery V, LLC **	Assistant Secretary	9/11 – Present

	Asset Recovery XIX, LLC **	Assistant Secretary	7/12 – Present

	Asset Recovery XX, LLC **	Assistant Secretary	7/12 – Present

	Asset Recovery XXII, LLC **	Assistant Secretary	7/12 – Present

	B.N.Y. Holdings (Delaware) Corporation #	Assistant Secretary	9/08 – Present

	BNY Administrative Services LLC **	Assistant Secretary	12/08 – Present

	BNY Alcentra Group Holdings, Inc. ††††	Assistant Secretary	5/08 – Present

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates
	BNY Aurora Holding Corp. **	Assistant Secretary	5/08 – Present

	BNY Capital Corporation **	Assistant Secretary	9/08 – Present

	BNY Capital Funding LLC **	Assistant Secretary	7/08 – Present

	BNY Capital Markets Holdings, Inc. **	Assistant Secretary	9/08 – Present

	BNY Capital Resources Corporation #####	Assistant Secretary	7/08 – Present

	BNY Foreign Holdings, Inc. **	Assistant Secretary	8/08 – Present

	BNY International Financing Corporation++	Secretary	5/19 – Present
		Assistant Secretary	5/08 – 5/19

	BNY Investment Management Services LLC #	Assistant Secretary	7/09 – Present

	BNY Lease Equities (Cap Funding) LLC ######	Assistant Secretary	7/08 – Present

	BNY Lease Partners LLC **	Assistant Secretary	7/08 – 7/19

	BNY Mellon Asset Management Canada Ltd. <	Secretary	9/18 – Present

	BNY Mellon Asset Management Operations LLC ^^	Assistant Secretary	1/15 – Present

	BNY Mellon Capital Markets, LLC ++	Assistant Secretary	6/08 – Present

	BNY Mellon Clearing Holding Company, LLC **	Assistant Secretary	7/10 – Present

	BNY Mellon Community Development Corporation	Secretary	10/08 – 4/19

	BNY Mellon Investment Management Holdings LLC #	Assistant Secretary	9/20 – Present
		Secretary	1/14 – 9/20

	BNY Mellon Investment Servicing (US) Inc. +	Assistant Secretary	7/10 – Present

	BNY Mellon Investment Servicing Trust Company #	Assistant Secretary	7/10 – Present

	BNY Mellon Investor Solutions, LLC*	Assistant Secretary	6/15 – Present

	BNY Mellon Performance & Risk Analytics, Inc. ±±±±	Assistant Secretary	1/09 – Present

	BNY Mellon Performance & Risk Analytics, LLC +	Assistant Secretary	2/09 – Present

	BNY Mellon Securities Corporation ++	Assistant Secretary	2/11 – Present

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates

	BNY Mellon Trust Company of Illinois ***	Assistant Secretary	3/08 – Present

	BNY Mellon Trust of Delaware #	Secretary	5/19 – Present
		Assistant Secretary	3/08 – 5/19

	BNY Mellon US Services Holdings LLC++	Assistant Secretary	6/10 – Present

	BNY Mellon Wealth Management, Advisory Services, Inc. ++++	Secretary	3/19 – 2/21
		Assistant Secretary	3/17 – 3/19

	BNY Mezzanine Holdings LLC ****	Assistant Secretary	5/09 – Present

	BNY Partnership Funding LLC**	Assistant Secretary	8/08 – 7/20

	BNY Real Estate Holdings LLC **	Assistant Secretary	4/09 – 12/20

	BNY Recap I, LLC#	Assistant Secretary	9/08 – 10/19

	BNY Salvage Inc. **	Assistant Secretary	4/09 – Present

	BNY Trust Company of Canada<	Secretary	2/19 – 4/20

	BNY Trust Company of Canada<	Assistant Secretary	4/20 – Present

	BNYM RECAP Holdings, LLC **	Secretary	11/20 – 6/21
		Assistant Secretary	11/14 – 11/20

	BNY-N.J. II Corp. **	Assistant Secretary	6/08 – Present

	CenterSquare Global Securities Management, Inc. +++	Assistant Secretary	1/18 – 5/19

	CenterSquare Investment Management Holdings, Inc. +++	Assistant Secretary	11/08 – 8/20

	Colson Services Corp. ±	Assistant Secretary	5/08 – Present

	EACM Advisors LLC±±	Assistant Secretary	2/09 – 5/21

	Eagle Access LLC±±±	Assistant Secretary	1/14 – Preset

	Eagle Investment Systems LLC±±±±	Assistant Secretary	1/13 – Present

	ECM DE, LLC **	Assistant Secretary	3/10 – Present

	Hamilton Insurance Corp. (The) ++	Assistant Secretary	6/10 – Present

	HedgeMark International, LLC ##	Assistant Secretary	5/14 – Present

	iNautix (USA) LLC ###	Assistant Secretary	5/08 – 3/21

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates
	Insight North America LLC ++	Assistant Secretary	11/08 – Present

	Lockwood Advisors, Inc. ####	Assistant Secretary	1/08 – Present

	Madison Pershing LLC ###	Assistant Secretary	7/08 – Present

	MBC Investments Corporation #	Secretary	11/13 – Present

	MCDI (Holdings) LLC**	Assistant Secretary	5/08 – 6/20

	Mellon Canada Holding Company<<<<	Secretary	1/14 – Present

	Mellon Financial Services Corporation #1 +	Secretary	3/19 – Present
		Assistant Secretary	7/08 – 3/19

	Mellon Funding Corporation +	Assistant Secretary	10/08 – Present

	Mellon Global Investing Corp. +	Assistant Secretary	5/08 – Present

	Mellon Hedge Advisors, LLC *	Assistant Secretary	11/15 – Present

	Mellon Holdings LLC ++	Secretary	2/15 – Present

	Mellon Investments Corporation *	Assistant Secretary	8/08 – Present

	Mellon Leasing Corporation +	Assistant Secretary	6/16 – Present

	Mellon Overseas Investment Corporation **	Assistant Secretary	6/16 – Present

	Mellon Residential Funding Corporation+	Assistant Secretary	3/10 – Present

	MIPA, LLC	Assistant Secretary	5/17 – 1/20

	MUNB Loan Holdings, LLC **	Assistant Secretary	10/10 – Present

	National Residential Assets Corp. **	Assistant Secretary	1/09 – Present

	Newton Investment Management North America, LLC^	Assistant Secretary	1/21 – Present

	Newton Management North America LLC ^	Assistant Secretary	10/10 – Present

	PAS Holdings LLC **	Assistant Secretary	9/08 – Present

	Pershing Advisor Solutions LLC ###	Assistant Secretary	5/08 – Present

	Pershing Group LLC ###	Assistant Secretary	7/08 – Present

	Pershing Investments LLC **	Assistant Secretary	7/08 – Present

	Pershing LLC ###	Assistant Secretary	5/08 – Present

	PFS Holdings, LLC **	Assistant Secretary	1/11 – Present

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates

	Sumday Administration LLC++	Assistant Secretary	11/16 – 8/19

	TBC Securities Co., Inc *	Assistant Clerk	7/09 – Present

	Technology Services Group, Inc. ++	Assistant Secretary	4/08 – Present

	Tennessee Processing Center LLC ++	Assistant Secretary	5/08 – Present

	Trinity Residual Limited<<	Assistant Secretary	9/13 – Present

	The Bank of New York Mellon Trust Company, National Association+	Assistant Secretary	4/08 – 10/20

	xBK LLC ^^	Assistant Secretary	11/17 – Present

Charles Doumar Assistant Treasurer – Tax

	Agency Brokerage Holding LLC**	Vice President – Tax	6/13 – Present

	Albridge Solutions, Inc. †	Assistant Treasurer – Tax	7/13 – Present

	Alcentra NY LLC ++	Assistant Treasurer – Tax	9/14 – Present

	Alcentra US. Inc. †	Assistant Treasurer – Tax	9/14 – Present

	Alternative Holdings I, LLC **	Assistant Treasurer – Tax	1/14 – Present

	Alternative Holdings II, LLC **	Assistant Treasurer – Tax	1/14 – Present

	AP Residential Realty, Inc. ††	Assistant Treasurer – Tax	8/13 – Present

	Asset Recovery IV, LLC **	Assistant Treasurer	9/13 – Present

	Asset Recovery V, LLC **	Assistant Treasurer	9/13 – Present

	Asset Recovery XIX, LLC **	Assistant Treasurer	7/13 – Present

	Asset Recovery XX, LLC **	Assistant Treasurer	7/13 – Present

	Asset Recovery XXII, LLC **	Assistant Treasurer	7/13 – Present

	B.I.E Corporation+	Assistant Treasurer – Tax	12/13 – Present

	B.N.Y. Holdings (Delaware) Corporation #	Assistant Treasurer – Tax	4/13 – Present

	BNY Administrative Services LLC**	Assistant Treasurer – Tax	12/17 – Present

	BNY Alcentra Group Holdings, Inc. †††	Assistant Treasurer – Tax	3/13 – Present

	BNY Aurorua Holding Corp.**	Vice President	11/13 – Present

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates
	BNY Capital Corporation**	Assistant Treasurer – Tax	9/13 – Present

	BNY Capital Funding LLC **	Assistant Treasurer – Tax	9/13 – Present

	BNY Capital Markets Holdings, Inc. **	Assistant Treasurer – Tax	9/13 – Present

	BNY Foreign Holdings, Inc. **	Assistant Treasurer – Tax	10/13 – Present

	BNY Investment Management Services LLC #	Assistant Treasurer – Tax	11/18 – Present

	BNY Lease Equities (Cap Funding) LLC ######	Assistant Treasurer – Tax	7/13 – Present

	BNY Lease Partners LLC **	Assistant Treasurer – Tax	7/13 – 7/19

	BNY Mellon Capital Markets, LLC++	Assistant Treasurer – Tax	7/13 – Present

	BNY Mellon Clearing Holding Company, LLC**	Assistant Treasurer – Tax	7/13 – Present

	BNY Mellon Community Development Corporation	Assistant Treasurer – Tax	10/13 – 4/19

	BNY Mellon IHC, LLC	Assistant Treasurer – Tax	6/17 – Present

	BNY Mellon Insurance Agency, Inc. ++	Vice President – Tax	3/14 – Present

	BNY Mellon Investment Adviser, Inc. ++	Vice President – Tax	2/14 – Present

	BNY Mellon Investments Management Holdings LLC#	Assistant Vice President – Tax	1/14 – Present

	BNY Mellon Investment Servicing (US) Inc. +	Assistant Treasurer	3/14 – Present

	BNY Mellon Investment Servicing Trust Company #	Assistant Treasurer	3/14 – Present

	BNY Mellon Investor Solutions, LLC*	Assistant Treasurer – Tax	6/15 – Present

	BNY Mellon Performance & Risk Analytics, LLC+	Assistant Treasurer – Tax	9/17 – Present

	BNY Mellon Securities Corporation++	Vice President – Tax	2/14 – Present

	BNY Mellon Transfer, Inc. ++	Assistant Treasurer	12/14 – Present

	BNY Mellon Trust Company of Illinois***	Assistant Treasurer – Tax	3/13 – Present

	BNY Mellon Trust of Delaware#	Assistant Treasurer	11/13 – Present

	BNY Mellon US Services Holdings LLC++	Assistant Treasurer – Tax	6/13 – Present

	BNY Mezzanine Holdings LLC****	Assistant Treasurer – Tax	5/13 – Present

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates
	BNY Partnership Funding LLC**	Assistant Treasurer – Tax	7/13 – Present

	BNY Recap I, LLC#	Assistant Treasurer – Tax	9/13 – 10/19

	BNY Salvage Inc. **	Assistant Treasurer – Tax	3/13 – Present

	BNYM RECAP Holdings, LLC **	Assistant Treasurer – Tax	11/14 – 6/21

	BNY-N.J. II Corp. **	Assistant Treasurer – Tax	4/13 – Present

	CenterSquare Global Securities Management, Inc. +++	Assistant Treasurer – Tax	1/18 – 5/19

	CenterSquare Investment Management Holdings, Inc. +++	Assistant Treasurer – Tax	12/13 – 8/20

	Colson Services Corp. ±	Assistant Treasurer – Tax	38/14 – Present

	EACM Advisors LLC±±	Assistant Treasurer – Tax	3/14 – 5/21

	Eagle Access LLC±±±	Assistant Treasurer – Tax	1/14 – Present

	Eagle Investment Systems LLC±±±±	Assistant Treasurer – Tax	1/14 – Present

	ECM DE, LLC**	Assistant Treasurer – Tax	1/14 – Present

	HedgeMark International, LLC ##	Assistant Treasurer – Tax	5/14 – Present

	iNautix (USA) LLC###	Assistant Treasurer – Tax	11/13 – Present

	Insight North America LLC++	Assistant Treasurer – Tax	11/13 – Present

	Lockwood Advisors, Inc. ####	Assistant Treasurer – Tax	3/14 – Present

	Madison Pershing LLC###	Assistant Treasurer – Tax	6/13 – Present

	MBC Investments Corporation #	Assistant Treasurer – Tax	11/13 – Present

	MCDI (Holdings) LLC**	Assistant Treasurer – Tax	9/13 – 6/20

	Mellon Financial Services Corporation #1+	Assistant Treasurer – Tax	7/13 – Present

	Mellon Funding Corporation+	Assistant Treasurer – Tax	3/14 – Present

	Mellon Global Investing Corp. +	Assistant Treasurer – Tax	5/14 – Present

	Mellon Hedge Advisors, LLC *	Assistant Treasurer	10/13 – Present

	Mellon Holdings LLC++	Assistant Treasurer	2/15 – Present

	Mellon Investments Corporation *	Assistant Treasurer – Tax	1/14 – Present

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates
	Mellon Leasing Corporation+	Assistant Treasurer – Tax	7/13 – Present

	Mellon Overseas Investment Corporation**	Assistant Treasurer – Tax	12/13 – Present

	Mellon Residential Funding Corporation+	Assistant Treasurer – Tax	4/14 – Present

	MUNB Loan Holdings, LLC**	Assistant Treasurer	10/13 – Present

	National Residential Assets Corp.**	Assistant Treasurer – Tax	4/13 – Present

	Newton Investment Management North America LLC^	Assistant Vice President– Tax	1/21 – Present

	Newton Management North America LLC^	Assistant Treasurer – Tax	8/14 – Present

	PAS Holdings LLC **	Assistant Treasurer – Tax	6/13 – Present

	Pershing Advisor Solutions LLC ###	Assistant Treasurer – Tax	6/13 – Present

	Pershing Group LLC ###	Assistant Treasurer – Tax	6/13 – Present

	Pershing Investments LLC **	Assistant Treasurer – Tax	6/13 – Present

	Pershing LLC ###	Assistant Treasurer – Tax	7/13 – Present

	Sumday Administration LLC++	Assistant Treasurer – Tax	11/16 – Present

	Sumday Holdings LLC	Assistant Treasurer – Tax	11/16 – 8/19

	TBC Securities Co., Inc.*	Assistant Treasurer – Tax	6/13 – Present

	TBCAM, LLC *	Assistant Treasurer – Tax	10/13 – 6/21

	Technology Services Group, Inc. ++	Assistant Treasurer – Tax	9/13 – Present

	Tennessee Processing Center LLC ++	Assistant Treasurer – Tax	9/13 – Present

	The Bank of New York Mellon Trust Company, National Association +	Assistant Treasurer	10/13 – Present

	xBK LLC^^	Assistant Treasurer – Tax	6/18 – Present

Vivian Herrera Assistant Treasurer - Tax

	Agency Brokerage Holding LLC**	Assistant Treasurer – Tax	5/21 – Present

	Alcentra NY, LLC ++	Assistant Treasurer -Tax	5/21 – Present

	Alcentra US, Inc. †	Assistant Treasurer -Tax	5/21 – Present

	Alternative Holdings I, LLC **	Assistant Treasurer -Tax	5/21 – Present

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates
	Alternative Holdings II, LLC **	Assistant Treasurer -Tax	5/21 – Present

	AP Residential Realty, Inc. ††	Assistant Treasurer -Tax	5/21 – Present

	Asset Recovery IV, LLC **	Assistant Treasurer	5/21 – Present

	Asset Recovery V, LLC **	Assistant Treasurer	5/21 – Present

	Asset Recovery XIX, LLC **	Assistant Treasurer	5/21 – Present

	Asset Recovery XX, LLC **	Assistant Treasurer	5/21 – Present

	Asset Recovery XXII, LLC **	Assistant Treasurer	5/21 – Present

	BNY Administrative Services LLC **	Assistant Treasurer –Tax	5/21 – Present

	BNY Alcentra Group Holdings, Inc. †††	Assistant Treasurer –Tax	5/21 – Present

	BNY Aurora Holding Corp. **	Vice President	5/21 – Present

	BNY Capital Resources Corporation #####	Assistant Treasurer –Tax	5/21 – Present

	BNY Investment Management Services LLC #	Assistant Treasurer –Tax	5/21 – Present

	BNY Lease Equities (Cap Funding) LLC ######	Assistant Treasurer –Tax	5/21 – Present

	BNY Mellon Asset Management Operations LLC^^	Assistant Treasurer	5/21 – Present

	BNY Mellon Capital Markets, LLC ++	Assistant Treasurer –Tax	5/21 – Present

	BNY Mellon Government Securities Services Corp. ++	Vice President –Tax	5/21 – Present

	BNY Mellon Investment Management Holdings LLC #	Assistant Vice President –Tax	5/21 – Present

	BNY Mellon Performance & Risk Analytics, LLC +	Assistant Treasurer –Tax	5/21 – Present

	BNY Mellon Securities Corporation++	Vice President - Tax	5/21 – Present

	BNY Mellon Trust of Delaware #	Assistant Treasurer	5/21 – Present

	BNY Mellon US Services Holdings LLC++	Assistant Treasurer - Tax	6/21 – Present

	BNY Mezzanine Holdings LLC ****	Assistant Treasurer –Tax	5/21 – Present

	BNY Partnership Funding LLC **	Assistant Treasurer –Tax	5/21 – Present

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates
	BNY Salvage Inc. **	Assistant Treasurer –Tax	5/21 – Present

	BNY-N.J. I Corp. **	Assistant Treasurer –Tax	5/21 – Present

	CenterSquare Investment Management Holdings, Inc. +++	Assistant Treasurer –Tax	5/21 – Present

	Colson Services Corp. ±	Assistant Treasurer –Tax	6/21 – Present

	Eagle Access LLC ±±	Assistant Treasurer –Tax	6/21 – Present

	Eagle Investment Systems LLC ±±±	Assistant Treasurer –Tax	6/21 – Present

	ECM DE, LLC **	Assistant Treasurer –Tax	5/21 – Present

	HedgeMark International, LLC ##	Assistant Treasurer –Tax	5/21 – Present

	iNautix (USA) LLC###	Assistant Treasurer – Tax	5/21 – Present

	Insight North America LLC++	Assistant Treasurer - Tax	5/21 – Present

	MBC Investment Corporation #	Assistant Treasurer –Tax	5/21 – Present

	Mellon Financial Services Corporation #1 +	Assistant Treasurer –Tax	5/21 – Present

	Mellon Funding Corporation +	Assistant Treasurer –Tax	5/21 – Present

	Mellon Global Investing Corp. +	Assistant Treasurer –Tax	5/21 – Present

	Mellon Hedge Advisors, LLC*	Assistant Treasurer	5/21 – Present

	Mellon Holdings LLC++	Assistant Treasurer	5/21 – Present

	Mellon Investments Corporation *	Assistant Treasurer –Tax	5/21 – Present

	Mellon Leasing Corporation +	Assistant Treasurer –Tax	5/21 – Present

	Mellon Overseas Investment Corporation **	Assistant Treasurer –Tax	5/21 – Present

	Mellon Residential Funding Corporation+	Assistant Treasurer - Tax	5/21 – Present

	MUNB Loan Holdings, LLC**	Assistant Treasurer	5/21 – Present

	National Residential Assets Corp. **	Assistant Treasurer –Tax	5/21 – Present

	Newton Investment Management North America, LLC^	Assistant Treasurer-Tax	5/21 – Present

	Newton Management North America LLC^	Assistant Treasurer –Tax	5/21 – Present

	Pershing Advisor Solutions LLC ###	Assistant Treasurer –Tax	5/21 – Present

Name and Position With BNY Mellon ETF Investment Adviser, LLC	Other Businesses	Position Held	Dates
	Pershing Group LLC ###	Assistant Treasurer –Tax	5/21 – Present

	Pershing LLC ###	Assistant Treasurer –Tax	5/21 – Present

	Sumday Administration LLC++	Assistant Treasurer - Tax	5/21 – Present

	TBC Securities Co., Inc. *	Assistant Treasurer –Tax	5/21 – Present

	The Bank of New York Mellon Trust Company, National Association +	Assistant Treasurer	5/21 – Present

	xBK^^	Assistant Treasurer –Tax	5/21 – Present

*	The address of the business so indicated is One Boston Place, Boston, MA, 02108.
**	The address of the business so indicated is One Wall Street, New York, NY 10286.
***	The address of the business so indicated is 2 North LaSalle Street, Suite 1020, Chicago, IL, 60602
****	The address of the business so indicated is 445 Park Avenue, 12th Floor, New York, NY, 10022.
^	The address of the business so indicated is BNY Mellon Centre 160 Queen Victoria Street, London EC4V 4LA.
^^	The address of the business so indicated is 201 Washington Street, Boston, Massachusetts 02108.
^^^	The address of the business so indeicated is Marunouchi Trust Tower Main, 1-8-3 Marunouchi, Chiyoda-Ku, Tokyo 100-0005.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, PA 15258.
++	The address of the business so indicated is 240 Greenwich Street, New York, NY 10286
+++	The address of the business so indicated is 630 West Germantown Pike, Suite 300, Plymouth Meeting, PA, 19462.
++++	The address of the business so indicated is 200 Wellington Street, West, Suite 300, Toronto, Ontario, M5V 2G7.
†	The address of the business so indicated is 10877 Wilshire Blvd, #1550, Los Angeles, CA, 90024.
††	The address of the business so indicated is 1735 Market Street, Philadelphia, PA, 19103.
†††	The address of the business so indicated is 10 Gresham Street, London, EC2V 7JD.
±	The address of the business so indicated is 4 New York Plaza, New York, NY, 10004.
±±	The address of the business so indicated is One Wells Avenue, Newton, MA, 02459.
±±±	The address of the business so indicated is 65 LaSalle Road, Suite 305, West Hartford, CT, 06107.
±±±±	The address of the business so indicated is 1313 Broadway Plaza, Tacoma, WA, 98402.
#	The address of the business so indicated is 301 Bellevue Parkway, Wilmington, DE, 19809.
##	The address of the business so indicated is 780, Third Avenue, 44th Floor, New York, NY, 10017.
###	The address of the business so indicated is One Pershing Plaza, Jersey City, NJ, 07399.
####	The address of the business so indicated is 760 Moore Road, King of Prussia, PA, 19406-1212.
#####	The address of the business so indicated is 8400 E. Prentice Ave, Greenwood Village, CO, 80111.
######	The address of the business so indicated is 1290 Avenue of the Americas, New York, NY, 10104.
<	The address of the business so indicated is 200 Wellington Street, Suite 300, Toronto, ON M5V 3C7.
<<	The address of the business so indicated is Claredon House, 2 Church Street, Hamilton, Bermuda, HM 11.

Item 32.           Principal Underwriters

BNY Mellon Securities Corporation serves as principal underwriter for each series of the Registrant.

(a)       Other investment companies for which BNY Mellon Securities Corporation acts as principal underwriter or exclusive distributor:

1.	BNY Mellon Absolute Insight Funds, Inc.
2.	BNY Mellon Advantage Funds, Inc.
3.	BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.
4.	BNY Mellon Appreciation Fund, Inc.
5.	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
6.	BNY Mellon Funds Trust
7.	BNY Mellon Index Funds, Inc.
8.	BNY Mellon Intermediate Municipal Bond Fund, Inc.
9.	BNY Mellon International Securities Funds, Inc.
10.	BNY Mellon Investment Funds I
11.	BNY Mellon Investment Funds II, Inc.
12.	BNY Mellon Investment Funds III
13.	BNY Mellon Investment Funds IV, Inc.
14.	BNY Mellon Investment Funds V, Inc.
15.	BNY Mellon Investment Funds VI, Inc.
16.	BNY Mellon Investment Grade Funds, Inc.
17.	BNY Mellon Investment Portfolios
18.	BNY Mellon Large Cap Securities Fund, Inc.
19.	BNY Mellon Midcap Index Fund, Inc.
20.	BNY Mellon Municipal Bond Funds, Inc.
21.	BNY Mellon Municipal Funds, Inc.
22.	BNY Mellon New Jersey Municipal Bond Fund, Inc.
23.	BNY Mellon New York AMT-Free Municipal Bond Fund
24.	BNY Mellon New York Tax Exempt Bond Fund, Inc.
25.	BNY Mellon Opportunistic Municipal Securities Fund
26.	BNY Mellon Opportunity Funds
27.	BNY Mellon Research Growth Fund, Inc.
28.	BNY Mellon Short-Intermediate Municipal Bond Fund

29.	BNY Mellon State Municipal Bond Funds
30.	BNY Mellon Stock Funds
31.	BNY Mellon Stock Index Fund, Inc.
32.	BNY Mellon Strategic Funds, Inc.
33.	BNY Mellon Sustainable U.S. Equity Fund, Inc.
34.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
35.	BNY Mellon Ultra Short Income Fund
36.	BNY Mellon U.S. Mortgage Fund, Inc.
37.	BNY Mellon Variable Investment Fund
38.	BNY Mellon Worldwide Growth Fund, Inc.
39.	CitizensSelect Funds
40.	Dreyfus AMT-Free Municipal Cash Management Plus
41.	Dreyfus AMT-Free New York Municipal Cash Management
42.	Dreyfus BASIC Money Market Fund, Inc.
43.	Dreyfus Cash Management
44.	Dreyfus Government Cash Management Funds
45.	Dreyfus Institutional Liquidity Funds
46.	Dreyfus Institutional Preferred Money Market Funds
47.	Dreyfus Institutional Reserves Funds
48.	Dreyfus Liquid Assets, Inc.
49.	Dreyfus Tax Exempt Cash Management Funds
50.	Dreyfus Treasury Obligations Cash Management
51.	Dreyfus Treasury Securities Cash Management
52.	General Government Securities Money Market Funds, Inc
53.	General Money Market Fund, Inc.
54.	General Municipal Money Market Funds, Inc.
55.	General New York AMT-Free Municipal Money Market Fund

 (b)                    The following information is furnished with respect to the directors and officers of BNY Mellon Securities Corporation.  BNY Mellon Securities Corporation's principal business address is 240 Greenwich Street, New York, New York 10286.

me and principal Business address	Positions and offices with the Distributor	Positions and Offices with Registrant
Kenneth Bradle**	Director and President	None
David DiPetrillo****	Director and Executive Vice President	President
Sue Ann Cormack†	Executive Vice President	None
Catherine Keating*	Executive Vice President	None
Tracy Hopkins-Condon*	Executive Vice President	None
Peter Arcabascio++	Executive Vice President	None
Christopher D. O'Connor****	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone****	Executive Vice President	None
Andrew Provencher****	Executive Vice President and Director	None
Gregory Pasquale ***	Chief Financial Officer	None
Brie A. Steingarten****	Chief Legal Officer and Secretary	None
John Squillace****	Chief Compliance Officer (Investment Advisory Business)	None
William Kennedy****	Chief Compliance Officer (Broker-Dealer Business)	None
Katherine M. Scott*	Chief Risk Officer	None
Anthony Mayo*	Chief Technology Officer	None
Timothy I. Barrett**	Senior Vice President	None
Eric P. Cola****	Senior Vice President	None
Christopher A. Stallone**	Senior Vice President	None
John Cimino****	Vice President	None
Christopher Donoghue**	Vice President	None
Tina Rizzo**	Vice President and Privacy Officer	None
James Windels****	Vice President	Treasurer
Caridad M. Carosella**	Vice President – Compliance/Anti-Money Laundering Officer	Anti-Money Laundering Officer
Donna M. Impagliazzo**	Vice President – Compliance	None
Marianne Thomas+	Vice President – Human Resources	None
Kathleen J. Geis††	Vice President – Real Estate	None
Charles Doumar****	Vice President – Tax	None
Claudine Orloski***	Vice President – Tax	None
Paul V. Mazziotti**	Anti-Money Laundering Officer	None
James Bitetto****	Assistant Secretary	Vice President and Secretary
Alice Helscher***	Assistant Secretary	None
Cristina Rice***	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is BNY Mellon Center, 500 Grant Street, Pittsburgh, PA 15258.
****	Principal business address is 240 Greenwich Street, New York, NY 10286.
†	Principal business address is 100 Saint Paul Street Denver, CO 80206
††	Principal business address is 500 Ross Street, Pittsburgh, PA 15262-0001
†††	Principal business address is 160 Queen Victoria Street, London, England, Greater London EC4V4LA
+	Principal business address is 19 Vreeland Road Florham Park, NJ 07932
++	Principal business address is 1 Boston Place, Boston, MA 02108-4407

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

1. The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

2. BNY Mellon Investment Servicing (US), Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

3. BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
 Boston, Massachusetts 02108

Item 34.           Management Services

 Not Applicable.

Item 35.           Undertakings

 Not Applicable.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 22nd of July, 2021.

BNY Mellon ETF Trust

BY:	/s/ David DiPetrillo
David DiPetrillo, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ David DiPetrillo	President (Principal Executive Officer)	7/22/2021
David DiPetrillo
/s/ James Windels	Treasurer (Principal Financial	7/22/2021
James Windels	and Accounting Officer)
/s/ J. Charles Cardona*	Chairman of the Board	7/22/2021
J. Charles Cardona
/s/ Kristen M. Dickey*	Board Member	7/22/2021
Kristen M. Dickey
/s/ F. Jack Liebau, Jr.*	Board Member	7/22/2021
F. Jack Liebau, Jr
/s/ Jill I. Mavro*	Board Member	7/22/2021
Jill I. Mavro
/s/ Kevin W. Quinn*	Board Member	7/22/2021
Kevin W. Quinn
/s/ Stacy L. Schaus*	Board Member	7/22/2021
Stacy L. Schaus

*BY:  /s/ Jeff S. Prusnofsky
 Jeff S. Prusnofsky
 Attorney-in-Fact